    As filed with the Securities and Exchange Commission on April 18, 2018.

                                                            File Nos. 333-216454
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 8                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 423                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                     285 Madison Avenue New York, NY 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                    Brighthouse Life Insurance Company of NY
                           c/o CT Corporation System

                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011
                                 (212) 894-8940



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



            On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B



                                                       BRIGHTHOUSE PRIME OPTIONS




                                                                  APRIL 30, 2018




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(BLNY, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.




The annuity contract has 61 investment choices listed below. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER.
PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS
FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION
AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.







AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund




AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 4)


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio

         (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


     Contrafund(R) Portfolio

     Mid Cap Portfolio




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)


     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

     ClearBridge Variable Small Cap Growth Portfolio




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS II)


     Western Asset Variable Global High Yield Bond Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


     Oppenheimer Main Street Small Cap Fund(R)/VA




PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


     Pioneer Mid Cap Value VCT Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLNY Variable Annuity Contract.



To learn more about the BLNY Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 69 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   7
1. THE ANNUITY CONTRACT..................................  14
2. PURCHASE..............................................  14
     Purchase Payments...................................  14
     Termination for Low Account Value...................  15
     Allocation of Purchase Payments.....................  15
     Investment Allocation Restrictions for Certain
       Riders............................................  16
     Free Look...........................................  20
     Accumulation Units..................................  20
     Account Value.......................................  20
     Replacement of Contracts............................  21
     Owning Multiple Contracts...........................  21
3. INVESTMENT OPTIONS....................................  21
     Investment Portfolios That Are Funds-of-Funds.......  25
     Transfers...........................................  25
     Dollar Cost Averaging Program.......................  28
     Automatic Rebalancing Program.......................  29
     Asset Allocation Models.............................  29
     Voting Rights.......................................  30
     Substitution of Investment Options..................  30
4. EXPENSES..............................................  30
     Product Charges.....................................  30
     Account Fee.........................................  31
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................  31
     Withdrawal Charge...................................  32
     Reduction or Elimination of the Withdrawal
       Charge............................................  32
     Premium and Other Taxes.............................  33
     Transfer Fee........................................  33
     Income Taxes........................................  33
     Investment Portfolio Expenses.......................  33
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  34
     Annuity Date........................................  34
     Annuity Payments....................................  34
     Annuity Options.....................................  35
     Variable Annuity Payments...........................  36
     Fixed Annuity Payments..............................  37
6. ACCESS TO YOUR MONEY..................................  37
     Systematic Withdrawal Program.......................  38
     Suspension of Payments or Transfers.................  38
7. LIVING BENEFIT........................................  38
     Guaranteed Lifetime Withdrawal Benefit..............  38
     GLWB Rate Table.....................................  46
8. PERFORMANCE...........................................  50
9. DEATH BENEFIT.........................................  50
     Upon Your Death.....................................  50
     Standard Death Benefit -- Principal Protection......  51
     Optional Death Benefit -- Annual Step-Up............  51
     General Death Benefit Provisions....................  52
     Spousal Continuation................................  52
     Death of the Annuitant..............................  53
     Controlled Payout...................................  53
10. FEDERAL INCOME TAX STATUS............................  53
     Non-Qualified Contracts.............................  53
     Qualified Contracts.................................  57
11. OTHER INFORMATION....................................  64
     Brighthouse Life Insurance Company of NY............  64
     The Separate Account................................  64
     Distributor.........................................  65
     Selling Firms.......................................  65
     Requests and Elections..............................  66
     Ownership...........................................  68
     Legal Proceedings...................................  68
     Financial Statements................................  69
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  69
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................. C-1
APPENDIX D............................................... D-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... D-1
APPENDIX E............................................... E-1
     Death Benefit Examples.............................. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 20
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 20
Annual Benefit Payment................................................... 40
Annuitant................................................................ 68
Annuity Date............................................................. 34
Annuity Options.......................................................... 35
Annuity Payments......................................................... 34
Annuity Service Center..................................................... 6
Annuity Units............................................................ 34
Beneficiary.............................................................. 68
Benefit Base............................................................. 40
Business Day............................................................. 15
Contract Year............................................................ 15
Free Look................................................................ 20
GLWB Withdrawal Rate..................................................... 40
Good Order............................................................... 67
Guaranteed Principal Adjustment.......................................... 44
Income Phase............................................................. 14
Investment Portfolios.................................................... 21
Joint Owners............................................................. 68
Owner.................................................................... 68
Purchase Payment......................................................... 14
Separate Account......................................................... 64

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the optional Lifetime Withdrawal Guarantee
(LWG) or Guaranteed Lifetime Withdrawal Benefit (GLWB). (The current version of the GLWB is referred to as FlexChoice Access.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under the LWG or GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information).


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request plus the sum of all fees, taxes and charges deducted from your Purchase Payment, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
        8 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $50

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                           1.15%
Administration Charge                                  0.15%
                                                       ----
Total Separate Account Annual Expenses                 1.30%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up               0.25%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit (Note 3)   1.55%

--------------------------------------------------------------------------------



























 Note 1. An Account Fee of $50 is charged on the contract anniversary each Contract Year if the Account Value is less than $75,000. Different policies apply during the Income Phase of the contract. (See "Expenses -- Account Fee.")




     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, and the Optional Death Benefit -- Annual Step-Up Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER CHARGES
(as a percentage of the Benefit Base (Note 2))
GLWB -- maximum charge for all versions                       2.00%
GLWB -- current charge for FlexChoice Access (Note 3)         1.35%
GLWB -- current charge for FlexChoice (Note 3)                1.20%

--------------------------------------------------------------------------------




































 Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses -- Guaranteed Lifetime Withdrawal
 Benefit -- Rider Charge.")



 Note 2. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living Benefit -
 Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. (See
 "Expenses -- Guaranteed Lifetime Withdrawal Benefit -- Rider Charge.")




 Note 3. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" for more information about FlexChoice Access and FlexChoice.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.37%         0.25%        0.19%

 Invesco V.I. International Growth Fund      0.71%         0.25%        0.22%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                    0.36%         0.25%        0.27%

 American Funds Global Growth Fund           0.52%         0.25%        0.28%

 American Funds Global Small                 0.70%         0.25%        0.29%
  Capitalization Fund

 American Funds Growth-Income Fund           0.26%         0.25%        0.27%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation       0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Portfolio           --           0.55%        0.02%

 American Funds(R) Moderate Allocation       0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies        0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio              0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100            0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets       0.88%         0.25%        0.11%
  Equity Portfolio

 Clarion Global Real Estate Portfolio        0.61%         0.25%        0.05%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund        0.01%       0.82%         0.01%         0.81%

 Invesco V.I. International Growth Fund     0.01%       1.19%         0.01%         1.18%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     --        0.88%           --          0.88%

 American Funds Global Growth Fund            --        1.05%           --          1.05%

 American Funds Global Small                  --        1.24%           --          1.24%
  Capitalization Fund

 American Funds Growth-Income Fund            --        0.78%           --          0.78%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund      0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio     0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation      0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Portfolio         0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation      0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio         0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies       0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio               --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100           0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio        0.43%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets        --        1.24%         0.05%         1.19%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         --        0.91%           --          0.91%


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio          0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                   0.65%         0.25%        0.04%
  Portfolio

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                  0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio        0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                 0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio       0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio       0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio       0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio       0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity              0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio          0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio           0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio            0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio         0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                   0.25%         0.25%        0.02%

 Western Asset Management Strategic              0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                        0.47%         0.25%        0.02%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                         0.54%         0.25%        0.08%

 Mid Cap Portfolio                               0.54%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                        0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund                 0.69%         0.25%        0.03%

 Franklin Small Cap Value VIP Fund               0.63%         0.25%        0.03%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio           --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                    --        0.94%         0.02%         0.92%
  Portfolio

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%

 Victory Sycamore Mid Cap Value                   --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                  --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio         --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                  --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio      0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio      0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio      0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity               --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio           --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio          0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio           0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio        0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                    --        0.52%         0.01%         0.51%

 Western Asset Management Strategic               --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                         --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                          --        0.87%           --          0.87%

 Mid Cap Portfolio                                --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                       0.02%       0.74%         0.02%         0.72%

 Franklin Mutual Shares VIP Fund                  --        0.97%           --          0.97%

 Franklin Small Cap Value VIP Fund              0.01%       0.92%         0.01%         0.91%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Templeton Global Bond VIP Fund                0.46%         0.25%        0.07%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%         0.25%        0.04%
  Portfolio

 ClearBridge Variable Appreciation             0.69%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%         0.25%        0.07%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%         0.25%        0.12%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap             0.68%         0.25%        0.14%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Templeton Global Bond VIP Fund               0.07%       0.85%         0.07%         0.78%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        1.04%           --          1.04%
  Portfolio

 ClearBridge Variable Appreciation              --        0.99%           --          0.99%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.00%           --          1.00%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        1.07%           --          1.07%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield     0.01%       1.08%           --          1.08%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap              --        1.07%         0.02%         1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (assuming the maximum 2.00% charge applies in all Contract Years) with the Annual Step-Up Death Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,314     $2,112      $2,902      $4,892
    minimum       $1,242     $1,905      $2,572      $4,306



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $514      $1,482      $2,452      $4,892
    minimum        $442      $1,275      $2,122      $4,306



CHART 2. Chart 2 assumes that you do not select the optional living benefit rider or the optional death benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,089     $1,454      $1,836      $2,912
    minimum       $1,017     $1,238      $1,473      $2,181



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $289        $824      $1,386      $2,912
    minimum        $217        $608      $1,023      $2,181



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefit").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your financial representative. Not every contract we issue is offered through every selling firm.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:



o The minimum initial Purchase Payment we will accept is $5,000. The selling firm with which your financial representative is associated may require a different amount.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Lifetime Withdrawal Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Lifetime Withdrawal Benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other
Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your financial representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE ACCESS


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE ACCESS, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Franklin Income VIP Fund Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, or SSGA Growth and Income ETF Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:



o  up to 70% of Purchase Payments or Account Value to Platform 1 portfolios;
     and


o  at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.



(You may not allocate Purchase Payments to the Dollar Cost Averaging program.)

The investment options in each Platform are:



Platform 1
----------


   AB Global Dynamic Allocation Portfolio

   American Funds Global Growth Fund Portfolio
   American Funds Global Small Capitalization Fund Portfolio American Funds Growth-Income Fund Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse/Aberdeen Emerging Markets Equity Portfolio Brighthouse/Wellington Core Equity Opportunities Portfolio Clarion Global Real Estate Portfolio
   ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Small Cap Growth Portfolio Contrafund(R) Portfolio
   Franklin Income VIP Fund Portfolio
   Franklin Mutual Shares VIP Fund Portfolio
   Franklin Small Cap Value VIP Fund Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Small Cap Growth Portfolio
   Invesco V.I. Equity and Income Fund Portfolio
   Invesco V.I. International Growth Fund Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Russell 2000(R) Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   Mid Cap Portfolio Morgan Stanley Mid Cap Growth Portfolio Oppenheimer Main Street Small Cap Fund(R)/VA Portfolio PanAgora Global Diversified Risk Portfolio
   Pioneer Mid Cap Value VCT Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
     Victory Sycamore Mid Cap Value Portfolio

Platform 2
----------


   American Funds Bond Fund

   BlackRock High Yield Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio MetLife Aggregate Bond Index Portfolio
   Templeton Global Bond VIP Fund
   Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
     Western Asset Variable Global High Yield Bond Portfolio

Certain Investment Options listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy. When selecting the Investment Portfolios offered in Platform 1 or Platform 2, you and your financial representative should consider that certain Investment Portfolios with similar investment objectives may have different fees and charges. For a general discussion of how we select the Investment Portfolios offered in this Contract, see "Certain Payments We Receive With Regard to the Investment Portfolios" below.



Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.



Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform
2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy..


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE, YOU MUST ALLOCATE ACCORDING TO PLATFORM 1 AND PLATFORM 2 BELOW. If you elect the GLWB, you may not participate in the DCA program.



Platform 1
----------


You must allocate:



o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Fidelity Institutional Asset Management(R) Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, and Schroders Global Multi-Asset Portfolio.



AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20

     Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.



The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.



Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.



OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB (FLEXCHOICE AND FLEXCHOICE ACCESS)


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that

GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request plus the sum of all fees, taxes and charges deducted from your Purchase Payment. This may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment

Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



OWNING MULTIPLE CONTRACTS



You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.





3. INVESTMENT OPTIONS


The contract offers 61 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE CENTER, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX A CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your

Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund




AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 4)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund

BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund




BRIGHTHOUSE FUNDS TRUST I


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:



     Contrafund(R) Portfolio

     Mid Cap Portfolio




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

     ClearBridge Variable Small Cap Growth Portfolio




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS II)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund(R)/VA




PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund


      BlackRock Global Allocation V.I. Fund


      BlackRock High Yield Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Franklin Small Cap Value VIP Fund

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund

      Loomis Sayles Global Markets Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio


      MFS(R) Research International Portfolio

      Oppenheimer Main Street Small Cap Fund(R)/VA

      Templeton Global Bond VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GLWB rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION MODELS


We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of Investment Portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying Investment Portfolios.



The selling firm with which your financial representative is associated makes the asset allocation models available to its representatives for use with customers. Your financial representative can assist you in selecting a model and which Investment Portfolios to use to implement the model. It is up to you and your financial representative, however, to decide if you want to allocate your Account Value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment Options -- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your financial representative or selling firm periodically to assess whether reallocating your Account Value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the Investment Portfolio allocations. Unless you or your financial representative (or selling firm) initiates a change, your current allocation will continue in effect.



The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options. The asset allocation models may not be used with the GLWB rider.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $50 from your contract as an account fee for the prior Contract Year if the Account Value is less than $75,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $75,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE


For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal
Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.

If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional

Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See

     "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefit" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFIT

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider: Level and Expedite (see "GLWB Variations" below.)



The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).



You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. Please refer to the GLWB Rate Table below for more information. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. Once selected, the GLWB rider may not be terminated except as stated below.



SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.

OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.



(See Appendix D for examples illustrating the operation of the GLWB.)



BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o  Joint Lifetime Guarantee Rate option: If your contract has not been
   ------------------------------------
     continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


o  FOR FLEXCHOICE ONLY: You may elect to receive the commuted value of lifetime
   -------------------
     payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite." The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:

o Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."



You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining

Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for

Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.

TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



(7) the effective date of the cancellation of the rider; or


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the

     Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life




      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments using the applicable Single

               Lifetime Guarantee Rate unless you elect to have your Annual

               Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a

               Joint Lifetime Guarantee rate only if 1) your spouse is no
                                             -------
               younger than the Minimum Spousal Age and 2) your contract has
                                                    ---
               not been continued under the Spousal Continuation provision
               ---
               described above.



DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE ACCESS LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.




                                                                 MINIMUM
                                                               ISSUE AGE /                                   GLWB LIFETIME
    DATE         DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
    FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
  AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                                Minimum       Age at 1st                 Single      Joint
                                                             --------------
                                                               Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                             --------------
                                                              You must be      After Age       Rate      Guarantee   Guarantee
                                                              at least age      59 1/2                      Rate        Rate
                                                              50 years old
                                                              at contract
                                                                            59 1/2 to less
                                                                 issue.
                                                                                               4.00%       4.00%       3.00%
                                                                                than 65
                                       10th
 03/05/181       --       5.00%      Contract     59 1/2        Minimum
                                                             --------------
                                   Anniversary                                65 to less
                                                              Spousal Age:
                                                             --------------
                                                                                               5.00%       5.00%       4.00%
                                                                                than 75
                                                             Your Spouse's
                                                             Date of Birth
                                                               may not be
                                                                              75 to less
                                                                                               5.25%       5.25%       4.25%
                                                              more than 10
                                                                                than 80
                                                              years after
                                                              your Date of
                                                                                  80+          5.75%       5.75%       4.75%



                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.



                                     ROLLUP
   DATE     DATE                               LIFETIME
                        ROLLUP        RATE
  FIRST     LAST                               WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
03/05/181       --       5.00%      Contract     59 1/2
                                  Anniversary



                Birth.
                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $0)2                IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             50 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
03/05/181      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 10
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%

FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.




                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             60 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 03/06/17   03/04/181    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       3.60%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 4
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%




                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.



                                     ROLLUP
   DATE        DATE                            LIFETIME
                        ROLLUP        RATE
  FIRST        LAST                            WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
 03/06/17   03/04/181    5.00%      Contract     59 1/2
                                  Anniversary



                Birth.

                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $0)2                IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             60 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 03/06/17      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 4
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%



 1. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB.



 2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.



(See Appendix E for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix E for examples of the Annual Step-Up death benefit rider.)



GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you have purchased the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero and the Annual Benefit Payment under the GLWB is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you have purchased the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero and the Annual Benefit Payment under the GLWB is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or
within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



Brighthouse Life Insurance Company of NY (the Company or BLNY) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit or optional Guaranteed Lifetime Withdrawal Benefit rider that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLNY is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLNY has claimed an exclusion from the definition of the term "commodity pool operator" under the

Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.



OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.



If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLNY, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLNY does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLNY to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Lifetime Withdrawal Guarantee and Guaranteed Lifetime Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing the optional Lifetime Withdrawal Guarantee or Guaranteed Lifetime Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                                           1.55% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                           UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                            BEGINNING OF         END OF        OUTSTANDING AT
                                                                               PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

03/07/2017 to 12/31/2017                                                     24.299113         25.779207         2,775.4543
-----------------------------------------------------------------------      ---------         ---------         ----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)

03/07/2017 to 12/31/2017                                                     29.318860         34.000819           958.8450
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.996953          1.015906             0.0000
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.992304          1.207188        14,407.1666
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.983875          1.152755             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.988471          1.121308        28,875.1255
-----------------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     12.611175         13.780218             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     10.569817         11.729315         1,061.4565
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                     13.947236         15.440670         2,907.0835
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                      0.992256          1.160985        72,703.5586
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                     13.449055         14.536723         1,411.2469
-----------------------------------------------------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     10.851105         11.600090             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------------------------------------------
                                                                                                            NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                      UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                       BEGINNING OF         END OF        OUTSTANDING AT
                                                                          PERIOD            PERIOD        END OF PERIOD
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                11.985276         13.127362         5,235.4641
------------------------------------------------------------------      ---------         ---------         ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                 0.993353          1.032527             0.0000
------------------------------------------------------------------      ---------         ---------         ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                17.652483         20.272555            36.5907
------------------------------------------------------------------      ---------         ---------         ----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                13.272236         14.899266        24,834.9182
------------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                10.105408         11.860406         2,010.0427
------------------------------------------------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                17.954463         19.466397             0.0000
------------------------------------------------------------------      ---------         ---------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                26.713336         32.397473         1,105.4063
------------------------------------------------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                11.580019         12.325645        14,452.8322
------------------------------------------------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                18.357399         20.589072         3,698.9399
------------------------------------------------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                39.346507         40.932085         1,541.2395
------------------------------------------------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                28.920472         34.175139            18.7667
------------------------------------------------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                12.481180         13.957452         3,849.7775
------------------------------------------------------------------      ---------         ---------        -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                18.384371         21.158520             0.0000
------------------------------------------------------------------      ---------         ---------        -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                12.488067         13.787543         4,922.2673
------------------------------------------------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                15.291650         18.505242         1,506.5439
------------------------------------------------------------------      ---------         ---------        -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                16.871948         21.323942             0.0000
------------------------------------------------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                10.738471         11.768679         1,790.5316
------------------------------------------------------------------      ---------         ---------        -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                10.665937         10.826673             0.0000
------------------------------------------------------------------      ---------         ---------        -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                11.900586         13.191921        10,705.3076
------------------------------------------------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                12.737318         14.048203             0.0000
------------------------------------------------------------------      ---------         ---------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                15.410171         17.027771             0.0000
------------------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.55% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       84.158061       92.766595         415.2418
---------------------------------------------------------------------------    ---------       ---------         --------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       57.621824       58.846363           0.0000
---------------------------------------------------------------------------    ---------       ---------         --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                        0.999845        0.992588     213,119.1043
---------------------------------------------------------------------------    ---------       ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                        0.996042        1.036102      11,940.8272
---------------------------------------------------------------------------    ---------       ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                        0.993717        1.058407      17,653.6834
---------------------------------------------------------------------------    ---------       ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                        0.991570        1.082634     125,812.2083
---------------------------------------------------------------------------    ---------       ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                        0.989415        1.111266           0.0000
---------------------------------------------------------------------------    ---------       ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

03/07/2017 to 12/31/2017                                                        0.990491        1.095742      40,342.2339
---------------------------------------------------------------------------    ---------       ---------     ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

03/07/2017 to 12/31/2017                                                       16.138819       16.404675           0.0000
---------------------------------------------------------------------------    ---------       ---------     ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       30.613992       31.978589          74.1228
---------------------------------------------------------------------------    ---------       ---------     ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       17.227667       17.282048         135.2866
---------------------------------------------------------------------------    ---------       ---------     ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

03/07/2017 to 12/31/2017                                                        0.986154        1.106015      62,608.4295
---------------------------------------------------------------------------    ---------       ---------     ------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

03/07/2017 to 12/31/2017                                                       64.953920       73.742435       1,824.1260
---------------------------------------------------------------------------    ---------       ---------     ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       63.050256       66.132545         447.3860
---------------------------------------------------------------------------    ---------       ---------     ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       32.591397       33.373591         146.3010
---------------------------------------------------------------------------    ---------       ---------     ------------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       37.099396       40.874640         582.3302
---------------------------------------------------------------------------    ---------       ---------     ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       18.844153       18.290919       1,203.3219
---------------------------------------------------------------------------    ---------       ---------     ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.987624        1.040713     124,781.8486
---------------------------------------------------------------------------    ---------       ---------     ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.992044        1.107256      31,003.2003
---------------------------------------------------------------------------    ---------       ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                            1.55% SEPARATE ACCOUNT PRODUCT CHARGES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                             UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                              BEGINNING OF         END OF        OUTSTANDING AT
                                                                                 PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                       23.179614         26.150814         1,061.1820
-------------------------------------------------------------------------      ---------         ---------         ----------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.975370          1.136570        27,099.1803
-------------------------------------------------------------------------      ---------         ---------        -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.995762          1.036289        20,944.2096
-------------------------------------------------------------------------      ---------         ---------        -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

03/07/2017 to 12/31/2017                                                       31.308823         34.097286           200.3571
-------------------------------------------------------------------------      ---------         ---------        -----------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                       50.532689         53.800459           612.1312

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                           1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                           UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                            BEGINNING OF         END OF        OUTSTANDING AT
                                                                               PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

03/07/2017 to 12/31/2017                                                     25.155751         26.742341            39.6874
-----------------------------------------------------------------------      ---------         ---------            -------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)

03/07/2017 to 12/31/2017                                                     31.120542         36.163648           150.4484
-----------------------------------------------------------------------      ---------         ---------           --------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.996994          1.018017         1,994.0665
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.992345          1.209694         1,441.9059
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.983916          1.155147             0.0000
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 4)

03/07/2017 to 12/31/2017                                                      0.988512          1.123636             0.0000
-----------------------------------------------------------------------      ---------         ---------         ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     12.797357         14.012118         2,208.3444
-----------------------------------------------------------------------      ---------         ---------         ----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     10.646681         11.838654         3,614.5816
-----------------------------------------------------------------------      ---------         ---------         ----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                     14.260110         15.819174        20,816.3710
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                      0.992297          1.163395         8,176.9931
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

03/07/2017 to 12/31/2017                                                     13.750736         14.893051         4,253.3092
-----------------------------------------------------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     11.012079         11.796136         8,480.0927
-----------------------------------------------------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     12.162235         13.348295         5,475.6129
-----------------------------------------------------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                      0.993393          1.034672             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     18.205969         20.950731             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     13.468175         15.149989        34,908.5964
-----------------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     10.383801         12.211936           223.5397
-----------------------------------------------------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     18.541086         20.143335             0.0000
-----------------------------------------------------------------------      ---------         ---------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                     27.763310         33.739360           133.7428
-----------------------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                   BEGINNING OF         END OF        OUTSTANDING AT
                                                                      PERIOD            PERIOD        END OF PERIOD
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            11.722215         12.502392        41,902.6316
--------------------------------------------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            18.910055         21.252066           216.5502
--------------------------------------------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            41.318247         43.070767            75.0915
--------------------------------------------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            30.057135         35.590583             0.0000
--------------------------------------------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            12.634430         14.157578         7,950.5842
--------------------------------------------------------------      ---------         ---------        -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            18.890565         21.785332             0.0000
--------------------------------------------------------------      ---------         ---------        -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            12.624440         13.966469        18,478.5952
--------------------------------------------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            15.918794         19.303368           171.7719
--------------------------------------------------------------      ---------         ---------        -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            17.563953         22.243695             0.0000
--------------------------------------------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            10.816573         11.878397         2,525.5373
--------------------------------------------------------------      ---------         ---------        -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            10.823402         11.008881         7,587.0422
--------------------------------------------------------------      ---------         ---------        -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            12.016714         13.347757        17,438.7950
--------------------------------------------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            12.893704         14.249624         8,265.5092
--------------------------------------------------------------      ---------         ---------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            15.857294         17.557487         3,295.5089
--------------------------------------------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            90.091258         99.508784            49.8429
--------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                            62.662910         64.124874            47.5687
--------------------------------------------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                             0.999886          0.994650         4,645.7596
--------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                             0.996083          1.038254        25,209.3294
--------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                             0.993758          1.060605             0.0000
--------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                             0.991611          1.084882        39,255.5226
--------------------------------------------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                             0.989456          1.113573        23,226.7045
--------------------------------------------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.30% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

03/07/2017 to 12/31/2017                                                        0.990532        1.098017       5,289.6739
---------------------------------------------------------------------------     --------        --------       ----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

03/07/2017 to 12/31/2017                                                       16.895748       17.209040       3,178.6218
---------------------------------------------------------------------------    ---------       ---------       ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       32.373934       33.885819         293.2346
---------------------------------------------------------------------------    ---------       ---------       ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

03/07/2017 to 12/31/2017                                                       18.218160       18.312882          27.5163
---------------------------------------------------------------------------    ---------       ---------       ----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

03/07/2017 to 12/31/2017                                                        0.986195        1.108311         989.2748
---------------------------------------------------------------------------    ---------       ---------       ----------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

03/07/2017 to 12/31/2017                                                       67.977615       77.332262          82.4423
---------------------------------------------------------------------------    ---------       ---------       ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       67.639242       71.090276           0.0000
---------------------------------------------------------------------------    ---------       ---------       ----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       34.291340       35.185815          51.0398
---------------------------------------------------------------------------    ---------       ---------       ----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       38.824315       42.862134         104.3116
---------------------------------------------------------------------------    ---------       ---------       ----------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

03/07/2017 to 12/31/2017                                                       19.720166       19.180192          25.8914
---------------------------------------------------------------------------    ---------       ---------       ----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.987665        1.042874      10,045.7627
---------------------------------------------------------------------------    ---------       ---------      -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.992085        1.109554      11,890.3247
---------------------------------------------------------------------------    ---------       ---------      -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                       24.031617       27.167190          69.4169
---------------------------------------------------------------------------    ---------       ---------      -----------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.975411        1.138929       3,167.3294
---------------------------------------------------------------------------    ---------       ---------      -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                                                        0.995803        1.038442           0.0000
---------------------------------------------------------------------------    ---------       ---------      -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

03/07/2017 to 12/31/2017                                                       32.558660       35.530600          60.4763
---------------------------------------------------------------------------    ---------       ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                     ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                     BEGINNING OF         END OF        OUTSTANDING AT
                                                        PERIOD            PERIOD        END OF PERIOD
PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

03/07/2017 to 12/31/2017                           53.394147         56.962631         0.0000




DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio (Class B); and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (Class
B) (formerly, Pyramis Managed Risk

     Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio (Class B)

                      This page intentionally left blank.

APPENDIX B


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.










            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. Equity and Income Fund         Seeks both capital appreciation and current
                                             income.
 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4

 American Funds Bond Fund                    Seeks as high a level of current income as is
                                             consistent with the preservation of capital.
 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Global Small                 Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. -- CLASS III

 BlackRock Global Allocation V.I. Fund       Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 AQR Global Risk Balanced                    Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies        Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. Equity and Income Fund         Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4

 American Funds Bond Fund                    Capital Research and Management
                                             CompanySM
 American Funds Global Growth Fund           Capital Research and Management
                                             CompanySM
 American Funds Global Small                 Capital Research and Management
 Capitalization Fund                         CompanySM
 American Funds Growth-Income Fund           Capital Research and Management
                                             CompanySM
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. -- CLASS III

 BlackRock Global Allocation V.I. Fund       BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             CompanySM
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 AQR Global Risk Balanced                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: BlackRock Financial
                                             Management, Inc.
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Brighthouse Asset Allocation 100             Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Balanced Plus                    Seeks a balance between a high level of
 Portfolio -- Class B                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class B
 Clarion Global Real Estate                   Seeks total return through investment in real
 Portfolio -- Class B                         estate securities, emphasizing both capital
                                              appreciation and current income.
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio -- Class B       consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Loomis Sayles Global Markets                 Seeks high total investment return through a
 Portfolio -- Class B                         combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio -- Class B                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class B                         from investing in fixed-income securities.
 BlackRock Capital Appreciation               Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 100             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Balanced Plus                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                  Subadviser: Aberdeen Asset Managers
                                              Limited
 Clarion Global Real Estate                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: CBRE Clarion Securities LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio -- Class B       Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Morgan Stanley Investment
                                              Management Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: PanAgora Asset Management,
                                              Inc.
 Schroders Global Multi-Asset                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G                       Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index                Seeks to track the performance of the
 Portfolio -- Class G                       Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the MSCI
 Portfolio -- Class G                       EAFE(R) Index.
 MetLife Russell 2000(R) Index              Seeks to track the performance of the Russell
 Portfolio -- Class G                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B       with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 Franklin Small Cap Value VIP Fund          Seeks long-term total return.
 Templeton Global Bond VIP Fund             Seeks high current income, consistent with
                                            preservation of capital, with capital
                                            appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio                                  income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B       Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund          Franklin Advisory Services, LLC
 Templeton Global Bond VIP Fund             Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ----------------------------------------------- --------------------------------------
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS II

 Western Asset Variable Global High Yield   Seeks to maximize total return.                 Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                                                                             Subadvisers: Western Asset Management
                                                                                            Company; Western Asset Management
                                                                                            Company Limited; Western Asset
                                                                                            Management Company Pte. Ltd.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE SHARES

 Oppenheimer Main Street Small Cap          Seeks capital appreciation.                     OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                                 Subadviser: OppenheimerFunds, Inc.
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a    Amundi Pioneer Asset Management, Inc.
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.

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APPENDIX C


INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Contrafund(R) Portfolio         Contrafund(R) Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

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APPENDIX D


GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

APPENDIX E


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2018              $100,000
   B    Account Value                                 10/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2020              $  9,000
   G    Percentage Reduction in Account               10/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2018              $100,000
   B    Account Value                                      10/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2020              $  9,000
   G    Percentage Reduction in Account                    10/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                      AND


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


                           BRIGHTHOUSE PRIME OPTIONS


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418BLNYPO
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  FINANCIAL STATEMENTS.....................................   12

COMPANY

Brighthouse Life Insurance Company of NY (BLNY or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company; on February 12, 2001 the Company changed its name to First MetLife Investors Insurance Company; and on March 6, 2017, the Company changed its name to Brighthouse Life Insurance Company of NY.


BLNY is a direct, wholly-owned subsidiary of Brighthouse Life Insurance Company
(BLIC). BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, BLNY, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.BLNY is licensed to do business only in the State of New York.

Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about
-----------------------------------------------------------------
August 4, 2017, MetLife, Inc. ("MetLife") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $39,562,157           $0
  2016        $28,067,892           $0
  2015        $29,097,680           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $5,740,951. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $993 to $14,653,965.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA).


In view of the fact that the contracts are newly offered, no commissions were paid in connection with the contracts.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Community America Financial Solutions, LLC

CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.
Founders Financial Securities, LLC
FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC

PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GLWB rider charge. For purposes of calculating performance information, the GLWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,619,189   $        26,149,132   $          5,191,816   $        54,936,706
   Due from Brighthouse Life Insurance
     Company of NY.........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,619,189            26,149,132              5,191,816            54,936,706
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    21                    29                     17                    16
   Due to Brighthouse Life Insurance
     Company of NY.........................                    --                     1                     --                     2
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    21                    30                     17                    18
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $          9,619,168   $        26,149,102   $          5,191,799   $        54,903,936
   Net assets from contracts in payout.....                    --                    --                     --                32,752
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                       BHFTI ALLIANZ             BHFTI
                                                                                     GLOBAL INVESTORS       AMERICAN FUNDS
                                            AMERICAN FUNDS        BHFTI AB GLOBAL         DYNAMIC              BALANCED
                                             GROWTH-INCOME      DYNAMIC ALLOCATION   MULTI-ASSET PLUS         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,538,857  $       154,611,339  $         4,585,500  $        226,000,560
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           29,538,857          154,611,339            4,585,500           226,000,560
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                   53                   31                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    1                    1                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   20                   54                   32                    21
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,508,973  $       154,603,159  $         4,585,468  $        225,945,544
   Net assets from contracts in payout..               29,864                8,126                   --                54,995
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI               BHFTI AQR
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL RISK
                                            GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION        BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,574,239  $        53,468,665  $        110,213,893  $       129,921,151
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           112,574,239           53,468,665           110,213,893          129,921,151
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   25                    21                   39
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    --                   25                    21                   39
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,574,239  $        53,468,640  $        110,163,415  $       129,914,724
   Net assets from contracts in payout..                    --                   --                50,457                6,388
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                 BHFTI
                                            BLACKROCK GLOBAL          BLACKROCK
                                           TACTICAL STRATEGIES       HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        280,307,780  $        19,418,309
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           280,307,780           19,418,309
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   45
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    52                   46
                                          --------------------  -------------------

NET ASSETS..............................  $        280,307,728  $        19,418,263
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        280,307,728  $        19,416,563
   Net assets from contracts in payout..                    --                1,700
                                          --------------------  -------------------
       Total Net Assets.................  $        280,307,728  $        19,418,263
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE              BHFTI                 BHFTI           BRIGHTHOUSE/
                                                  ASSET              BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                             ALLOCATION 100         BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,305,727  $        478,881,979  $        33,921,518  $        33,062,007
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           112,305,727           478,881,979           33,921,518           33,062,007
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    39                    30                   19                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                    --                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    40                    30                   20                   31
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,123,036  $        478,716,845  $        33,921,498  $        33,060,827
   Net assets from contracts in payout..               182,651               165,104                   --                1,149
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================

                                                                       BHFTI                BHFTI                 BHFTI
                                                  BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                               EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                              FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,134,784  $        16,812,391  $         2,879,512  $          1,770,450
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             6,134,784           16,812,391            2,879,512             1,770,450
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    22                   16                   31                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    22                   16                   31                    19
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================


                                                                        BHFTI
                                              BHFTI CLARION          CLEARBRIDGE
                                                 GLOBAL              AGGRESSIVE
                                               REAL ESTATE             GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         22,377,621  $         49,652,746
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     2
                                          --------------------  --------------------
        Total Assets....................            22,377,621            49,652,748
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    44                    48
                                          --------------------  --------------------

NET ASSETS..............................  $         22,377,577  $         49,652,700
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         22,363,226  $         49,641,298
   Net assets from contracts in payout..                14,351                11,402
                                          --------------------  --------------------
        Total Net Assets................  $         22,377,577  $         49,652,700
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI            BHFTI INVESCO                              BHFTI INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         BHFTI INVESCO          SMALL CAP
                                              INTERNATIONAL         ALLOCATION             COMSTOCK              GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         59,124,057  $        45,663,056  $        40,230,733  $         28,043,763
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            59,124,057           45,663,056           40,230,733            28,043,763
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                   34                   38                    60
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    62                   34                   38                    60
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         59,069,770  $        45,663,022  $        40,214,992  $         27,976,273
   Net assets from contracts in payout..                54,225                   --               15,703                67,430
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================

                                                                      BHFTI                 BHFTI
                                                 BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                               JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                               CORE BOND           ALLOCATION               VALUE           GLOBAL MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,544,274  $        66,524,388  $          4,196,007  $        19,824,773
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           30,544,274           66,524,388             4,196,007           19,824,774
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   60                    43                   27
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    8                   60                    43                   27
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,544,266  $        66,524,328  $          4,193,563  $        19,824,747
   Net assets from contracts in payout..                   --                   --                 2,401                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                 METLIFE            BHFTI MFS
                                               MULTI-INDEX          RESEARCH
                                              TARGETED RISK       INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        50,297,957  $        33,006,239
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  -------------------
       Total Assets.....................           50,297,958           33,006,239
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   65
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   56                   65
                                          -------------------  -------------------

NET ASSETS..............................  $        50,297,902  $        33,006,174
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        50,297,902  $        33,006,174
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        50,297,902  $        33,006,174
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                             BHFTI
                                                   BHFTI                BHFTI              PANAGORA               BHFTI
                                              MORGAN STANLEY         OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                              MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,771,151  $         4,485,753  $         4,420,966  $        63,569,328
   Due from Brighthouse Life Insurance
     Company of NY........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,771,152            4,485,753            4,420,966           63,569,328
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   53                   45                   40                   14
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   53                   45                   41                   14
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,757,322  $         4,485,708  $         4,420,925  $        63,550,838
   Net assets from contracts in payout....               13,777                   --                   --               18,476
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI                BHFTI
                                                    BHFTI               PYRAMIS             SCHRODERS            SCHRODERS
                                                    PIMCO             GOVERNMENT             GLOBAL               GLOBAL
                                                TOTAL RETURN            INCOME           MULTI-ASSET II         MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       137,443,778  $        45,326,617  $        24,346,021  $        27,150,830
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          137,443,778           45,326,617           24,346,021           27,150,830
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   40                   53                   35                   56
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   40                   54                   35                   56
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       137,418,989  $        45,326,563  $        24,345,986  $        27,150,774
   Net assets from contracts in payout....               24,749                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        93,890,617  $        51,354,166
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           93,890,617           51,354,166
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   34                   11
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   34                   11
                                            -------------------  -------------------

NET ASSETS................................  $        93,890,583  $        51,354,155
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        93,655,964  $        51,354,155
   Net assets from contracts in payout....              234,619                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        93,890,583  $        51,354,155
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                               BHFTI WELLS
                                              BHFTI T. ROWE        BHFTI T. ROWE        BHFTI VICTORY            CAPITAL
                                               PRICE LARGE           PRICE MID          SYCAMORE MID           MANAGEMENT
                                                CAP VALUE           CAP GROWTH            CAP VALUE           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         57,030,369  $        45,885,970  $        19,531,334  $         23,680,593
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            57,030,371           45,885,970           19,531,335            23,680,593
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    81                   29                   46                    22
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    81                   29                   46                    22
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         57,014,536  $        45,840,630  $        19,531,289  $         23,672,219
   Net assets from contracts in payout..                15,754               45,311                   --                 8,352
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================

                                            BHFTII BAILLIE                                  BHFTII                BHFTII
                                                GIFFORD               BHFTII               BLACKROCK             BLACKROCK
                                             INTERNATIONAL           BLACKROCK              CAPITAL             ULTRA-SHORT
                                                 STOCK              BOND INCOME          APPRECIATION            TERM BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        15,411,008  $          8,551,054  $          1,609,438  $         48,408,236
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,411,008             8,551,054             1,609,438            48,408,236
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   26                    45                    55                    83
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   26                    45                    55                    83
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,410,982  $          8,551,009  $          1,609,383  $         48,405,916
   Net assets from contracts in payout..                   --                    --                    --                 2,237
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================

                                                 BHFTII              BHFTII
                                               BRIGHTHOUSE         BRIGHTHOUSE
                                                  ASSET               ASSET
                                              ALLOCATION 20       ALLOCATION 40
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,177,663  $       361,067,014
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            8,177,663          361,067,014
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   36                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   36                   30
                                          -------------------  -------------------

NET ASSETS..............................  $         8,177,627  $       361,066,984
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,177,627  $       361,010,302
   Net assets from contracts in payout..                   --               56,682
                                          -------------------  -------------------
        Total Net Assets................  $         8,177,627  $       361,066,984
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTII
                                                 BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                  ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                              ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        534,880,457  $       436,267,214  $        14,660,075  $          5,931,215
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           534,880,458          436,267,214           14,660,076             5,931,215
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   20                   18                    20
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    35                   20                   18                    20
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        534,857,010  $       436,101,565  $        14,660,058  $          5,931,195
   Net assets from contracts in payout..                23,413              165,629                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================

                                                BHFTII
                                             BRIGHTHOUSE/
                                              WELLINGTON             BHFTII                                      BHFTII
                                              CORE EQUITY           FRONTIER               BHFTII             LOOMIS SAYLES
                                             OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        84,620,093  $         8,547,784  $         50,368,797  $            857,368
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           84,620,093            8,547,784            50,368,797               857,368
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  137                   22                    65                     9
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  137                   22                    65                     9
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        84,605,514  $         8,547,762  $         50,351,873  $            841,905
   Net assets from contracts in payout..               14,442                   --                16,859                15,454
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES           METLIFE
                                                SMALL CAP            AGGREGATE
                                                 GROWTH             BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           531,187  $        17,636,245
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................              531,187           17,636,245
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   34
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    1
                                          -------------------  -------------------
        Total Liabilities...............                   17                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           531,170  $        17,636,210
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           531,170  $        17,636,210
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $           531,170  $        17,636,210
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,569,059   $          7,402,593  $        11,503,444  $        53,390,993
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                      1                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................            8,569,059              7,402,594           11,503,445           53,390,993
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   21                     20                   12                   15
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   21                     20                   12                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
   Net assets from contracts in payout..                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================

                                                                                                               BHFTII
                                                BHFTII               BHFTII           BHFTII NEUBERGER      T. ROWE PRICE
                                           MFS TOTAL RETURN         MFS VALUE          BERMAN GENESIS     LARGE CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,754,288  $        25,125,536  $        12,542,108  $        26,386,846
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            7,754,288           25,125,536           12,542,108           26,386,846
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                   37                   35                   20
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                   37                   35                   20
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,754,242  $        25,083,012  $        12,501,689  $        26,386,826
   Net assets from contracts in payout..                   --               42,487               40,384                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================

                                                 BHFTII            BHFTII VANECK
                                              T. ROWE PRICE       GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           502,279  $         4,961,089
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              502,279            4,961,089
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   20                   35
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   20                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           502,259  $         4,961,054
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           502,259  $         4,961,054
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           502,259  $         4,961,054
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                            BHFTII WESTERN
                                           ASSET MANAGEMENT       BHFTII WESTERN
                                            STRATEGIC BOND       ASSET MANAGEMENT        FIDELITY VIP        FIDELITY VIP
                                             OPPORTUNITIES        U.S. GOVERNMENT         CONTRAFUND         EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,787,420  $         25,666,726  $        20,973,155  $            64,487
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           72,787,420            25,666,726           20,973,155               64,487
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  123                    55                   39                   10
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                  124                    55                   40                   10
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,773,766  $         25,642,686  $        20,973,115  $            64,477
   Net assets from contracts in payout..               13,530                23,985                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================



                                             FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MID CAP             INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        17,298,566  $         21,557,578  $          3,922,185  $         4,131,058
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           17,298,566            21,557,579             3,922,185            4,131,058
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   13                    25                    28                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   13                    25                    28                   30
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                               FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,194,065  $        10,736,752
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            12,194,065           10,736,752
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    32                   13
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    32                   13
                                          --------------------  -------------------

NET ASSETS..............................  $         12,194,033  $        10,736,739
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,177,860  $        10,736,739
   Net assets from contracts in payout..                16,173                   --
                                          --------------------  -------------------
        Total Net Assets................  $         12,194,033  $        10,736,739
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            LMPVET                LMPVET
                                             INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,649,198  $         10,924,173   $        18,447,723  $         26,287,479
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           18,649,198            10,924,174            18,447,723            26,287,479
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    39                    28                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    20
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    39                    28                    41
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,649,182  $         10,924,135   $        18,421,263  $         26,287,438
   Net assets from contracts in payout..                   --                    --                26,432                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,145,921  $           286,554    $           445,257  $          4,979,214
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,145,922              286,554                445,257             4,979,214
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   23                     16                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                   23                     16                    48
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,145,887  $           278,661    $           445,241  $          4,979,166
   Net assets from contracts in payout..                    --                7,870                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE             LMPVET
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,336,157   $          1,420,333
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            2,336,157              1,420,333
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   21                      7
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   21                      8
                                          --------------------  --------------------

NET ASSETS..............................  $         2,336,136   $          1,420,325
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,336,136   $          1,420,325
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
        Total Net Assets................  $         2,336,136   $          1,420,325
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                   LMPVIT WESTERN
                                                 LMPVET            ASSET VARIABLE         OPPENHEIMER
                                               QS VARIABLE           GLOBAL HIGH        VA MAIN STREET           PIMCO VIT
                                             MODERATE GROWTH         YIELD BOND            SMALL CAP            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             57,795  $         8,480,348  $          4,378,813  $           124,791
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                57,795            8,480,348             4,378,813              124,791
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   27                    21                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    15                   27                    21                   18
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             57,780  $         8,480,321  $          4,378,792  $           124,773
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================



                                                PIMCO VIT          PIONEER VCT           PIONEER VCT          PUTNAM VT
                                              LOW DURATION        MID CAP VALUE      REAL ESTATE SHARES     EQUITY INCOME
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            59,462  $         2,454,390  $            12,157  $            87,875
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               59,462            2,454,390               12,157               87,875
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   33                    6                    8
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    8                   33                    6                    9
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            59,454  $         2,454,357  $            12,151  $            87,866
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================



                                                PUTNAM VT      RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH    ESTATE SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           260,563  $             8,649
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              260,563                8,649
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                    4
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           260,560  $             8,645
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           260,560  $             8,645
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           260,560  $             8,645
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             14,246  $             24,275  $              4,854  $             53,813
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                14,246                24,275                 4,854                53,813
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     4                     7                     2
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     8                     5                     7                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             14,238  $             24,270  $              4,847  $             53,811
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          ---------------------
ASSETS:
   Investments at fair value............  $              15,067
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                 15,067
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                     11
   Due to Brighthouse Life Insurance
     Company of NY......................                      1
                                          ---------------------
        Total Liabilities...............                     12
                                          ---------------------

NET ASSETS..............................  $              15,055
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              15,055
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $              15,055
                                          =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           185,041  $           161,527  $            21,583  $          262,432
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,124              313,768               47,711             663,489
      Administrative charges...............               23,889               62,291               12,505             133,602
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              128,013              376,059               60,216             797,091
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               57,028            (214,532)             (38,633)           (534,659)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              140,066              748,932                   --           5,118,207
      Realized gains (losses) on sale of
        investments........................                3,543              592,393               97,260           1,622,041
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              143,609            1,341,325               97,260           6,740,248
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               15,844            5,246,393            1,030,071           6,273,817
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              159,453            6,587,718            1,127,331          13,014,065
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           216,481  $         6,373,186  $         1,088,698  $       12,479,406
                                             ===================  ===================  ===================  ==================

                                                                                          BHFTI ALLIANZ            BHFTI
                                                                                        GLOBAL INVESTORS      AMERICAN FUNDS
                                               AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC             BALANCED
                                                GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           392,137  $         2,238,546  $           56,549  $         3,278,207
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              376,255            1,840,265              42,618            2,874,006
      Administrative charges...............               70,828              379,096               9,393              548,051
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              447,083            2,219,361              52,011            3,422,057
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (54,946)               19,185               4,538            (143,850)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,819,573                   --                  --           11,011,412
      Realized gains (losses) on sale of
        investments........................              507,813            2,006,326              11,847            2,350,843
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,327,386            2,006,326              11,847           13,362,255
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,014,832           15,173,077             473,254           17,481,743
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,342,218           17,179,403             485,101           30,843,998
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,287,272  $        17,198,588  $          489,639  $        30,700,148
                                             ===================  ===================  ==================  ===================


                                                     BHFTI                BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,327,368  $           203,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,069              690,777
      Administrative charges...............              267,335              127,578
                                             -------------------  -------------------
        Total expenses.....................            1,724,404              818,355
                                             -------------------  -------------------
          Net investment income (loss).....            (397,036)            (614,615)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,796,124            5,360,623
      Realized gains (losses) on sale of
        investments........................            1,464,113              896,473
                                             -------------------  -------------------
          Net realized gains (losses)......            8,260,237            6,257,096
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,042,632            6,014,644
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,302,869           12,271,740
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,905,833  $        11,657,125
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                    BHFTI              BHFTI AQR              BHFTI                BHFTI
                                               AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL         BLACKROCK
                                             MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES      HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,962,240   $         2,191,212  $         1,844,278  $         1,049,797
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,476,969             1,551,884            3,334,141              266,470
      Administrative charges...............             276,521               320,629              684,972               49,024
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,753,490             1,872,513            4,019,113              315,494
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             208,750               318,699          (2,174,835)              734,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,808,566             6,138,115            3,319,701                   --
      Realized gains (losses) on sale of
        investments........................             915,517           (1,833,500)              966,248             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           5,724,083             4,304,615            4,285,949             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           5,838,680             5,554,754           28,192,921              498,145
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          11,562,763             9,859,369           32,478,870              427,486
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       11,771,513   $        10,178,068  $        30,304,035  $         1,161,789
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                                                          BHFTI
                                                  BRIGHTHOUSE             BHFTI                BHFTI            BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE          BRIGHTHOUSE       ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS       SMALL CAP VALUE      MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,349,241  $         6,953,845  $           305,820  $           347,356
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,526,376            5,322,427              470,198              424,493
      Administrative charges...............              270,924            1,117,925               83,761               79,028
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,797,300            6,440,352              553,959              503,521
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (448,059)              513,493            (248,139)            (156,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,999,454           22,122,398            1,212,373                   --
      Realized gains (losses) on sale of
        investments........................            1,645,629            2,130,237              414,568              251,049
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,645,083           24,252,635            1,626,941              251,049
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,393,378           44,015,548            1,779,225            7,229,580
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,038,461           68,268,183            3,406,166            7,480,629
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,590,402  $        68,781,676  $         3,158,027  $         7,324,464
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,247  $           230,521
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,181              221,403
      Administrative charges...............               15,672               41,168
                                             -------------------  -------------------
        Total expenses.....................              100,853              262,571
                                             -------------------  -------------------
          Net investment income (loss).....              131,394             (32,050)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (8,482)            (142,547)
                                             -------------------  -------------------
          Net realized gains (losses)......              (8,482)            (142,547)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                3,830              125,491
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,652)             (17,056)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           126,742  $          (49,106)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/                                  BHFTI
                                                  TEMPLETON           WELLINGTON          BHFTI CLARION         CLEARBRIDGE
                                                INTERNATIONAL          LARGE CAP             GLOBAL             AGGRESSIVE
                                                    BOND               RESEARCH            REAL ESTATE            GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            16,179  $          773,379  $           361,639
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,817               24,846             299,944              694,479
      Administrative charges...............                7,506                4,284              55,526              122,727
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               45,323               29,130             355,470              817,206
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (45,323)             (12,951)             417,909            (455,567)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                1,213               63,262                  --                   --
      Realized gains (losses) on sale of
        investments........................             (59,335)               62,857             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             (58,122)              126,119             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               66,547              195,646           1,407,032            5,186,981
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,425              321,765           1,511,605            8,063,080
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (36,898)  $           308,814  $        1,929,514  $         7,607,513
                                             ===================  ===================  ==================  ===================



                                                    BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO          SMALL CAP
                                                INTERNATIONAL         ALLOCATION            COMSTOCK              GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          947,204  $         1,664,079  $           866,995  $                --
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             800,971              530,645              472,406              370,204
      Administrative charges...............             143,717              109,936               95,925               66,739
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             944,688              640,581              568,331              436,943
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               2,516            1,023,498              298,664            (436,943)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            2,306,728            1,140,915            2,866,894
      Realized gains (losses) on sale of
        investments........................             625,120            (103,855)            1,102,229             (71,626)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             625,120            2,202,873            2,243,144            2,795,268
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          13,651,074              331,031            3,320,112            3,277,492
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          14,276,194            2,533,904            5,563,256            6,072,760
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,278,710  $         3,557,402  $         5,861,920  $         5,635,817
                                             ==================  ===================  ===================  ===================


                                                                         BHFTI
                                                    BHFTI              JPMORGAN
                                                  JPMORGAN           GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           758,465  $        1,576,953
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              417,604             719,321
      Administrative charges...............               76,124             157,282
                                             -------------------  ------------------
        Total expenses.....................              493,728             876,603
                                             -------------------  ------------------
          Net investment income (loss).....              264,737             700,350
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................             (46,267)             438,864
                                             -------------------  ------------------
          Net realized gains (losses)......             (46,267)             438,864
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              280,974           7,703,467
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              234,707           8,142,331
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           499,444  $        8,842,681
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI
                                                  JPMORGAN                BHFTI              METLIFE            BHFTI MFS
                                                  SMALL CAP           LOOMIS SAYLES        MULTI-INDEX          RESEARCH
                                                    VALUE            GLOBAL MARKETS       TARGETED RISK       INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            55,610  $           265,450  $          692,899  $           557,115
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,452              267,213             550,105              440,191
      Administrative charges...............               10,414               47,993             115,671               79,468
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               70,866              315,206             665,776              519,659
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (15,256)             (49,756)              27,123               37,456
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              202,968               83,097           1,261,805                   --
      Realized gains (losses) on sale of
        investments........................               95,527              667,679             227,639              234,486
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              298,495              750,776           1,489,444              234,486
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (206,251)            2,945,460           4,474,225            7,116,011
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               92,244            3,696,236           5,963,669            7,350,497
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            76,988  $         3,646,480  $        5,990,792  $         7,387,953
                                             ===================  ===================  ==================  ===================

                                                                                             BHFTI
                                                    BHFTI               BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY        OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           16,798  $            38,817  $               --  $          987,520
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             131,768               48,201              50,382             864,319
      Administrative charges...............              27,539               10,721              10,427             158,412
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................             159,307               58,922              60,809           1,022,731
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           (142,509)             (20,105)            (60,809)            (35,211)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                  --                  --
      Realized gains (losses) on sale of
        investments........................             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           3,130,854            1,091,054             478,051           1,568,458
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           3,632,690            1,302,799             488,910           1,177,917
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,490,181  $         1,282,694  $          428,101  $        1,142,706
                                             ==================  ===================  ==================  ==================

                                                                         BHFTI
                                                     BHFTI              PYRAMIS
                                                     PIMCO            GOVERNMENT
                                                 TOTAL RETURN           INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,408,527  $        1,006,873
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,839,639             535,783
      Administrative charges...............              342,651             114,701
                                             -------------------  ------------------
        Total expenses.....................            2,182,290             650,484
                                             -------------------  ------------------
          Net investment income (loss).....              226,237             356,389
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,324                  --
      Realized gains (losses) on sale of
        investments........................            (301,202)            (82,483)
                                             -------------------  ------------------
          Net realized gains (losses)......              385,122            (82,483)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,262,995             258,014
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,648,117             175,531
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,874,354  $          531,920
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                  SCHRODERS            SCHRODERS          BHFTI SSGA
                                                   GLOBAL               GLOBAL            GROWTH AND           BHFTI SSGA
                                               MULTI-ASSET II         MULTI-ASSET         INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          189,386  $           205,064  $         2,236,363  $        1,042,844
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             239,449              302,501            1,179,463             623,381
      Administrative charges...............              50,485               64,340              227,661             124,308
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             289,934              366,841            1,407,124             747,689
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (100,548)            (161,777)              829,239             295,155
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               1,527              491,736              280,519             525,560
      Realized gains (losses) on sale of
        investments........................             195,322              180,791              470,124             382,646
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             196,849              672,527              750,643             908,206
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           2,575,480            2,566,817           10,443,136           6,998,421
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,772,329            3,239,344           11,193,779           7,906,627
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,671,781  $         3,077,567  $        12,023,018  $        8,201,782
                                             ==================  ===================  ===================  ==================

                                                                                                               BHFTI WELLS
                                                BHFTI T. ROWE        BHFTI T. ROWE       BHFTI VICTORY           CAPITAL
                                                 PRICE LARGE           PRICE MID         SYCAMORE MID          MANAGEMENT
                                                  CAP VALUE           CAP GROWTH           CAP VALUE          MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,142,543  $                --  $           178,357  $          249,739
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             770,158              622,261              249,253             320,941
      Administrative charges...............             140,449              112,318               47,705              58,247
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             910,607              734,579              296,958             379,188
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             231,936            (734,579)            (118,601)           (129,449)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,782,383            3,965,858                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,753,429              848,067              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           6,535,812            4,813,925              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           1,215,159            5,111,318            1,223,591           2,442,128
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           7,750,971            9,925,243            1,586,054           2,143,674
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        7,982,907  $         9,190,664  $         1,467,453  $        2,014,225
                                             ==================  ===================  ===================  ==================

                                                BHFTII BAILLIE
                                                    GIFFORD             BHFTII
                                                 INTERNATIONAL         BLACKROCK
                                                     STOCK            BOND INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           151,680  $          252,437
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,672             104,947
      Administrative charges...............               37,700              21,209
                                             -------------------  ------------------
        Total expenses.....................              242,372             126,156
                                             -------------------  ------------------
          Net investment income (loss).....             (90,692)             126,281
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              708,846             (8,405)
                                             -------------------  ------------------
          Net realized gains (losses)......              708,846             (8,405)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,650,190              81,420
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,359,036              73,015
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,268,344  $          199,296
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   BHFTII               BHFTII                BHFTII               BHFTII
                                                  BLACKROCK            BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE
                                                   CAPITAL            ULTRA-SHORT              ASSET                ASSET
                                                APPRECIATION           TERM BOND           ALLOCATION 20        ALLOCATION 40
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,582  $            41,622  $           168,893  $         7,319,260
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,064              674,825              109,904            4,928,968
      Administrative charges...............                3,689              122,495               20,411              920,313
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               25,753              797,320              130,315            5,849,281
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (24,171)            (755,698)               38,578            1,469,979
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               35,634                  925              130,948           11,465,793
      Realized gains (losses) on sale of
        investments........................               58,599               71,339             (29,323)          (2,202,463)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               94,233               72,264              101,625            9,263,330
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              341,954              206,610              293,285           20,839,715
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              436,187              278,874              394,910           30,103,045
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           412,016  $         (476,824)  $           433,488  $        31,573,024
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                    BHFTII               BHFTII               BHFTII            BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL
                                                     ASSET                ASSET               ARTISAN           INTERNATIONAL
                                                 ALLOCATION 60        ALLOCATION 80        MID CAP VALUE        SMALL COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,141,074  $         6,609,309  $             70,736  $           113,101
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,907,936            5,907,401               201,387               72,443
      Administrative charges...............            1,327,507            1,061,511                35,754               13,705
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,235,443            6,968,912               237,141               86,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              905,631            (359,603)             (166,405)               26,953
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,990,615           23,407,970                    --              260,522
      Realized gains (losses) on sale of
        investments........................          (2,218,718)          (1,024,661)               190,785              (3,503)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           18,771,897           22,383,309               190,785              257,019
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           45,258,766           45,492,146             1,436,522            1,078,710
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           64,030,663           67,875,455             1,627,307            1,335,729
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        64,936,294  $        67,515,852  $          1,460,902  $         1,362,682
                                             ===================  ===================  ====================  ===================

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON              BHFTII
                                                 CORE EQUITY            FRONTIER
                                                OPPORTUNITIES        MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,189,485  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,098,575              118,185
      Administrative charges...............              205,466               21,288
                                             -------------------  -------------------
        Total expenses.....................            1,304,041              139,473
                                             -------------------  -------------------
          Net investment income (loss).....            (114,556)            (139,473)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,066,284              220,373
      Realized gains (losses) on sale of
        investments........................              324,915              117,397
                                             -------------------  -------------------
          Net realized gains (losses)......            3,391,199              337,770
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,724,195            1,555,497
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,115,394            1,893,267
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,000,838  $         1,753,794
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTII               BHFTII
                                                                       BHFTII            LOOMIS SAYLES           METLIFE
                                                   BHFTII           LOOMIS SAYLES          SMALL CAP            AGGREGATE
                                               JENNISON GROWTH     SMALL CAP CORE           GROWTH             BOND INDEX
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           41,164  $               576  $               --  $           472,363
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             671,990               12,721               4,887              222,816
      Administrative charges...............             121,919                2,045               1,293               43,521
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................             793,909               14,766               6,180              266,337
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           (752,745)             (14,190)             (6,180)              206,026
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,488,870               56,075              25,404                   --
      Realized gains (losses) on sale of
        investments........................           1,925,324                8,874              16,340             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           5,414,194               64,949              41,744             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           9,866,087               50,234              81,546               68,099
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          15,280,281              115,183             123,290               33,469
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,527,536  $           100,993  $          117,110  $           239,495
                                             ==================  ===================  ==================  ===================



                                               BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,201   $           167,321  $          107,552  $           840,518
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             108,107                90,312             144,453              729,890
      Administrative charges...............              20,090                17,050              27,016              132,908
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................             128,197               107,362             171,469              862,798
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (33,996)                59,959            (63,917)             (22,280)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             516,042                    --             442,273            1,533,183
      Realized gains (losses) on sale of
        investments........................             232,348               104,988             216,121            2,937,386
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             748,390               104,988             658,394            4,470,569
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             344,024             1,204,404             703,038            4,933,740
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,092,414             1,309,392           1,361,432            9,404,309
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,058,418   $         1,369,351  $        1,297,515  $         9,382,029
                                             ===================  ===================  ==================  ===================



                                                   BHFTII               BHFTII
                                              MFS TOTAL RETURN         MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          176,744  $           458,447
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              94,296              309,287
      Administrative charges...............              18,734               61,560
                                             ------------------  -------------------
        Total expenses.....................             113,030              370,847
                                             ------------------  -------------------
          Net investment income (loss).....              63,714               87,600
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             395,937            1,488,968
      Realized gains (losses) on sale of
        investments........................             151,645              232,137
                                             ------------------  -------------------
          Net realized gains (losses)......             547,582            1,721,105
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             144,110            1,839,966
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             691,692            3,561,071
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          755,406  $         3,648,671
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                        BHFTII               BHFTII            BHFTII VANECK
                                              BHFTII NEUBERGER       T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                               BERMAN GENESIS      LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            21,569  $            21,756  $               368  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              171,207              343,481                7,330               60,596
      Administrative charges...............               30,418               62,483                1,239               11,253
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              201,625              405,964                8,569               71,849
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (180,056)            (384,208)              (8,201)             (71,849)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,006,099            1,517,900               31,821                   --
      Realized gains (losses) on sale of
        investments........................              593,545              401,728               26,157             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,599,644            1,919,628               57,978             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              161,693            5,183,292               42,051              142,067
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,761,337            7,102,920              100,029               48,567
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,581,281  $         6,718,712  $            91,828  $          (23,282)
                                             ===================  ===================  ===================  ===================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT       FIDELITY VIP         FIDELITY VIP
                                                 OPPORTUNITIES       U.S. GOVERNMENT        CONTRAFUND          EQUITY-INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,794,317  $           646,691  $           179,384  $               934
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              889,961              328,209              256,682                  723
      Administrative charges...............              181,398               65,885               50,169                  153
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,071,359              394,094              306,851                  876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,722,958              252,597            (127,467)                   58
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,072,518                1,326
      Realized gains (losses) on sale of
        investments........................              411,872            (123,358)              458,092                  254
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              411,872            (123,358)            1,530,610                1,580
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,468,867             (79,493)            2,234,492                4,921
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,880,739            (202,851)            3,765,102                6,501
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,603,697  $            49,746  $         3,637,635  $             6,559
                                             ===================  ===================  ===================  ===================



                                                 FIDELITY VIP        FTVIPT FRANKLIN
                                                    MID CAP            INCOME VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            80,614  $           893,603
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              183,969              271,136
      Administrative charges...............               41,182               53,724
                                             -------------------  -------------------
        Total expenses.....................              225,151              324,860
                                             -------------------  -------------------
          Net investment income (loss).....            (144,537)              568,743
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              776,410                   --
      Realized gains (losses) on sale of
        investments........................              272,094               64,228
                                             -------------------  -------------------
          Net realized gains (losses)......            1,048,504               64,228
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,973,745            1,032,577
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,022,249            1,096,805
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,877,712  $         1,665,548
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                              MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            87,173  $            19,897  $           308,988  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               44,920               42,123              179,710              123,721
      Administrative charges...............                9,766                9,661               29,816               27,868
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               54,686               51,784              209,526              151,589
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               32,487             (31,887)               99,462            (151,589)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              158,087              272,128                   --               36,088
      Realized gains (losses) on sale of
        investments........................               60,334               27,918             (41,528)             (78,020)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              218,421              300,046             (41,528)             (41,932)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               10,675               82,805            1,587,607              262,728
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              229,096              382,851            1,546,079              220,796
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           261,583  $           350,964  $         1,645,541  $            69,207
                                             ===================  ===================  ===================  ===================

                                                                                               LMPVET                LMPVET
                                                INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           266,159  $           131,605   $            90,762   $            296,018
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              208,030              114,610               219,845                281,892
      Administrative charges...............               45,971               26,420                44,897                 62,269
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              254,001              141,030               264,742                344,161
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               12,158              (9,425)             (173,980)               (48,143)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              332,429                   --             1,164,738                854,705
      Realized gains (losses) on sale of
        investments........................              411,324              295,050               405,836                675,531
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              743,753              295,050             1,570,574              1,530,236
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              881,152            1,728,217             1,033,257              2,644,411
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,624,905            2,023,267             2,603,831              4,174,647
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,637,063  $         2,013,842   $         2,429,851   $          4,126,504
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           195,215   $               669
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               172,308                 3,967
      Administrative charges...............                37,120                   684
                                             --------------------  --------------------
        Total expenses.....................               209,428                 4,651
                                             --------------------  --------------------
          Net investment income (loss).....              (14,213)               (3,982)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                17,229
      Realized gains (losses) on sale of
        investments........................               810,984                11,569
                                             --------------------  --------------------
          Net realized gains (losses)......               810,984                28,798
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,599,752                33,738
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,410,736                62,536
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,396,523   $            58,554
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $             5,914   $               --   $            54,273  $           24,629
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,528               54,328                26,545              17,271
      Administrative charges...............                 1,089               11,797                 5,759               3,535
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................                 7,617               66,125                32,304              20,806
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....               (1,703)             (66,125)                21,969               3,823
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,718              102,556               242,502             218,653
      Realized gains (losses) on sale of
        investments........................                16,901              168,467                46,332              52,414
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......                29,619              271,023               288,834             271,067
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                25,605              760,137              (49,547)            (44,857)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                55,224            1,031,160               239,287             226,210
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            53,521   $          965,035   $           261,256  $          230,033
                                             ====================  ====================  ===================  ==================

                                                                   LMPVIT WESTERN
                                                   LMPVET          ASSET VARIABLE         OPPENHEIMER
                                                 QS VARIABLE         GLOBAL HIGH        VA MAIN STREET         PIMCO VIT
                                               MODERATE GROWTH       YIELD BOND            SMALL CAP          HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            1,184  $           450,091  $           28,028  $             5,962
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 711              102,909              47,711                1,451
      Administrative charges...............                 132               21,469              10,998                  301
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................                 843              124,378              58,709                1,752
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....                 341              325,713            (30,681)                4,210
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               9,421                   --             233,746                   --
      Realized gains (losses) on sale of
        investments........................                 294             (48,664)             215,842                  551
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......               9,715             (48,664)             449,588                  551
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (2,533)              312,160              98,948                1,268
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               7,182              263,496             548,536                1,819
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            7,523  $           589,209  $          517,855  $             6,029
                                             ==================  ===================  ==================  ===================



                                                  PIMCO VIT          PIONEER VCT
                                                LOW DURATION        MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $              811  $           15,057
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 715              28,297
      Administrative charges...............                 149               6,022
                                             ------------------  ------------------
        Total expenses.....................                 864              34,319
                                             ------------------  ------------------
          Net investment income (loss).....                (53)            (19,262)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --             195,272
      Realized gains (losses) on sale of
        investments........................                 (3)              29,055
                                             ------------------  ------------------
          Net realized gains (losses)......                 (3)             224,327
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                   2              54,747
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (1)             279,074
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (54)  $          259,812
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH      ESTATE SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                277  $              1,348  $              2,036  $                301
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   167                   925                 2,995                   101
      Administrative charges................                    29                   127                   358                    11
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   196                 1,052                 3,353                   112
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    81                   296               (1,317)                   189
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   808                 2,388                16,552                   158
      Realized gains (losses) on sale of
        investments.........................                   131                 1,245                 6,996                     6
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   939                 3,633                23,548                   164
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (826)                 8,979                35,697                   453
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   113                12,612                59,245                   617
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                194  $             12,908  $             57,928  $                806
                                              ====================  ====================  ====================  ====================


                                                    RUSSELL                                    RUSSELL               RUSSELL
                                                 INTERNATIONAL            RUSSELL          U.S. SMALL CAP        U.S. STRATEGIC
                                               DEVELOPED MARKETS      STRATEGIC BOND           EQUITY                EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                348  $               325  $                 8  $               503
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   163                  300                   54                  612
      Administrative charges................                    18                   34                    5                   72
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................                   181                  334                   59                  684
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....                   167                  (9)                 (51)                (181)
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   473                   --                  315                4,910
      Realized gains (losses) on sale of
        investments.........................                    35                 (10)                   12                  124
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......                   508                 (10)                  327                5,034
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                 2,014                  596                  319                3,789
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,522                  586                  646                8,823
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              2,689  $               577  $               595  $             8,642
                                              ====================  ===================  ===================  ===================

                                                    TAP 1919
                                                VARIABLE SOCIALLY
                                                   RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $               151
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  179
      Administrative charges................                   32
                                              -------------------
        Total expenses......................                  211
                                              -------------------
           Net investment income (loss).....                 (60)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,028
      Realized gains (losses) on sale of
        investments.........................                (156)
                                              -------------------
           Net realized gains (losses)......                  872
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................                1,183
                                              -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                2,055
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             1,995
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        57,028  $        29,857  $      (214,532)  $     (135,352)
   Net realized gains (losses)........          143,609           50,629         1,341,325        2,082,720
   Change in unrealized gains
     (losses) on investments..........           15,844           88,466         5,246,393      (2,198,395)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          216,481          168,952         6,373,186        (251,027)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          198,994          208,627           175,750          254,129
   Net transfers (including fixed
     account).........................          833,742        (199,767)         (896,338)          381,730
   Contract charges...................         (79,055)         (83,666)         (173,299)        (164,820)
   Transfers for contract benefits
     and terminations.................        (879,678)        (930,588)       (1,701,976)      (2,096,879)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           74,003      (1,005,394)       (2,595,863)      (1,625,840)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          290,484        (836,442)         3,777,323      (1,876,867)
NET ASSETS:
   Beginning of year..................        9,328,684       10,165,126        22,371,779       24,248,646
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     9,619,168  $     9,328,684  $     26,149,102  $    22,371,779
                                        ===============  ===============  ================  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (38,633)  $      (43,101)  $     (534,659)  $      (359,436)
   Net realized gains (losses)........            97,260          873,859        6,740,248         5,111,855
   Change in unrealized gains
     (losses) on investments..........         1,030,071        (785,838)        6,273,817         (997,154)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,088,698           44,920       12,479,406         3,755,265
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            25,989           81,269           67,076           126,588
   Net transfers (including fixed
     account).........................         (152,583)          158,757      (2,975,833)       (1,165,072)
   Contract charges...................          (37,641)         (35,616)        (361,140)         (353,817)
   Transfers for contract benefits
     and terminations.................         (335,389)        (307,173)      (4,599,550)       (4,165,390)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (499,624)        (102,763)      (7,869,447)       (5,557,691)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           589,074         (57,843)        4,609,959       (1,802,426)
NET ASSETS:
   Beginning of year..................         4,602,725        4,660,568       50,326,729        52,129,155
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      5,191,799  $     4,602,725  $    54,936,688  $     50,326,729
                                        ================  ===============  ===============  ================

                                                                                   BHFTI AB GLOBAL
                                          AMERICAN FUNDS GROWTH-INCOME           DYNAMIC ALLOCATION
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017             2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (54,946)  $      (31,444)  $        19,185  $       178,181
   Net realized gains (losses)........        2,327,386        3,222,636        2,006,326        2,503,739
   Change in unrealized gains
     (losses) on investments..........        3,014,832        (721,423)       15,173,077          505,167
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,287,272        2,469,769       17,198,588        3,187,087
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          272,382          578,369        1,220,119        2,120,929
   Net transfers (including fixed
     account).........................        (717,853)        (318,770)      (2,030,504)          310,170
   Contract charges...................        (179,805)        (176,956)      (1,720,077)      (1,721,810)
   Transfers for contract benefits
     and terminations.................      (2,291,149)      (2,592,451)      (9,236,817)      (7,588,705)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,916,425)      (2,509,808)     (11,767,279)      (6,879,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,370,847         (40,039)        5,431,309      (3,692,329)
NET ASSETS:
   Beginning of year..................       27,167,990       27,208,029      149,179,976      152,872,305
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,538,837  $    27,167,990  $   154,611,285  $   149,179,976
                                        ===============  ===============  ===============  ===============

                                         BHFTI ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC MULTI-ASSET PLUS
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         4,538  $      (37,710)
   Net realized gains (losses)........           11,847          (6,760)
   Change in unrealized gains
     (losses) on investments..........          473,254           56,870
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          489,639           12,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          559,303          619,578
   Net transfers (including fixed
     account).........................          596,799          204,555
   Contract charges...................         (40,792)         (26,992)
   Transfers for contract benefits
     and terminations.................        (117,471)        (169,304)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          997,839          627,837
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,487,478          640,237
NET ASSETS:
   Beginning of year..................        3,097,990        2,457,753
                                        ---------------  ---------------
   End of year........................  $     4,585,468  $     3,097,990
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                            BALANCED ALLOCATION               GROWTH ALLOCATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (143,850)  $        87,357  $     (397,036)  $     (299,990)
   Net realized gains (losses).....       13,362,255       18,660,774        8,260,237       10,287,294
   Change in unrealized gains
     (losses) on investments.......       17,481,743      (6,421,078)       11,042,632      (3,354,771)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       30,700,148       12,327,053       18,905,833        6,632,533
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,228,039        4,301,382          704,428          379,264
   Net transfers (including fixed
     account)......................        4,732,746        3,142,962        4,029,306          249,820
   Contract charges................      (2,069,693)      (2,058,786)      (1,094,132)      (1,022,951)
   Transfers for contract benefits
     and terminations..............     (20,854,000)     (17,913,298)      (7,490,483)      (5,275,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,962,908)     (12,527,740)      (3,850,881)      (5,668,900)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       16,737,240        (200,687)       15,054,952          963,633
NET ASSETS:
   Beginning of year...............      209,263,299      209,463,986       97,519,287       96,555,654
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   226,000,539  $   209,263,299  $   112,574,239  $    97,519,287
                                     ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN                  BHFTI AMERICAN FUNDS
                                              FUNDS GROWTH                    MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (614,615)  $     (597,655)  $       208,750  $       346,388
   Net realized gains (losses).....        6,257,096       12,113,826        5,724,083        7,472,588
   Change in unrealized gains
     (losses) on investments.......        6,014,644      (8,192,777)        5,838,680      (2,086,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,657,125        3,323,394       11,771,513        5,732,634
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          670,984          662,793        1,225,433        2,005,525
   Net transfers (including fixed
     account)......................      (1,889,091)        (184,597)        (344,411)          625,237
   Contract charges................        (455,866)        (443,598)      (1,069,614)      (1,084,313)
   Transfers for contract benefits
     and terminations..............      (3,454,326)      (3,330,016)     (12,069,671)      (6,168,679)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,128,299)      (3,295,418)     (12,258,263)      (4,622,230)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,528,826           27,976        (486,750)        1,110,404
NET ASSETS:
   Beginning of year...............       46,939,814       46,911,838      110,700,622      109,590,218
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,468,640  $    46,939,814  $   110,213,872  $   110,700,622
                                     ===============  ===============  ===============  ===============

                                                  BHFTI AQR                  BHFTI BLACKROCK GLOBAL
                                            GLOBAL RISK BALANCED               TACTICAL STRATEGIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,699  $   (1,937,983)  $   (2,174,835)  $      (64,072)
   Net realized gains (losses).....         4,304,615      (3,172,683)        4,285,949       22,647,060
   Change in unrealized gains
     (losses) on investments.......         5,554,754       14,534,839       28,192,921     (14,679,169)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        10,178,068        9,424,173       30,304,035        7,903,819
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           348,971        1,186,658        1,942,383        2,812,623
   Net transfers (including fixed
     account)......................       (1,192,469)      (4,304,949)      (2,510,177)      (3,597,519)
   Contract charges................       (1,487,900)      (1,563,019)      (3,090,380)      (3,142,916)
   Transfers for contract benefits
     and terminations..............       (7,622,361)      (8,258,515)     (16,637,898)     (15,625,179)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (9,953,759)     (12,939,825)     (20,296,072)     (19,552,991)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           224,309      (3,515,652)       10,007,963     (11,649,172)
NET ASSETS:
   Beginning of year...............       129,696,803      133,212,455      270,299,765      281,948,937
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $    129,921,112  $   129,696,803  $   280,307,728  $   270,299,765
                                     ================  ===============  ===============  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       734,303  $       934,387
   Net realized gains (losses).....         (70,659)        (371,006)
   Change in unrealized gains
     (losses) on investments.......          498,145        1,586,110
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,161,789        2,149,491
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          124,056          232,787
   Net transfers (including fixed
     account)......................          645,156          (7,539)
   Contract charges................        (157,278)        (154,641)
   Transfers for contract benefits
     and terminations..............      (1,882,886)      (1,339,368)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,270,952)      (1,268,761)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (109,163)          880,730
NET ASSETS:
   Beginning of year...............       19,527,426       18,646,696
                                     ---------------  ---------------
   End of year.....................  $    19,418,263  $    19,527,426
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (448,059)  $        592,431  $       513,493  $     5,623,201
   Net realized gains (losses)......        7,645,083        13,308,564       24,252,635        4,921,755
   Change in unrealized gains
     (losses) on investments........       13,393,378       (6,889,824)       44,015,548       15,460,181
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       20,590,402         7,011,171       68,781,676       26,005,137
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          406,933         1,050,096       16,953,215       15,724,952
   Net transfers (including fixed
     account).......................      (3,773,291)       (1,098,998)        5,574,320        8,390,609
   Contract charges.................        (766,782)         (765,719)      (4,839,905)      (4,434,206)
   Transfers for contract benefits
     and terminations...............      (7,844,931)       (3,783,304)     (21,847,455)     (17,517,956)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (11,978,071)       (4,597,925)      (4,159,825)        2,163,399
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,612,331         2,413,246       64,621,851       28,168,536
NET ASSETS:
   Beginning of year................      103,693,356       101,280,110      414,260,098      386,091,562
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   112,305,687  $    103,693,356  $   478,881,949  $   414,260,098
                                      ===============  ================  ===============  ===============

                                                    BHFTI                     BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (248,139)  $      (192,032)  $      (156,165)  $     (181,933)
   Net realized gains (losses)......         1,626,941           499,278           251,049        (523,577)
   Change in unrealized gains
     (losses) on investments........         1,779,225         8,078,847         7,229,580        3,588,963
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,158,027         8,386,093         7,324,464        2,883,453
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,992           102,187           227,195          275,463
   Net transfers (including fixed
     account).......................       (1,192,511)       (1,803,032)         (244,849)      (1,154,619)
   Contract charges.................         (225,413)         (230,071)         (255,491)        (251,352)
   Transfers for contract benefits
     and terminations...............       (3,159,492)       (2,267,485)       (2,390,717)      (1,972,435)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,497,424)       (4,198,401)       (2,663,862)      (3,102,943)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,339,397)         4,187,692         4,660,602        (219,490)
NET ASSETS:
   Beginning of year................        35,260,895        31,073,203        28,401,374       28,620,864
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     33,921,498  $     35,260,895  $     33,061,976  $    28,401,374
                                      ================  ================  ================  ===============

                                            BHFTI BRIGHTHOUSE/EATON         BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE            LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        131,394  $       150,617  $      (32,050)  $        239,721
   Net realized gains (losses)......           (8,482)         (51,918)        (142,547)         (135,840)
   Change in unrealized gains
     (losses) on investments........             3,830          388,345          125,491           166,889
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           126,742          487,044         (49,106)           270,770
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            21,813           38,947          191,537           154,633
   Net transfers (including fixed
     account).......................           533,197          119,536         (11,414)         1,670,455
   Contract charges.................          (48,843)         (51,586)        (152,447)         (182,090)
   Transfers for contract benefits
     and terminations...............       (1,077,437)        (927,972)      (1,540,758)       (2,402,308)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (571,270)        (821,075)      (1,513,082)         (759,310)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (444,528)        (334,031)      (1,562,188)         (488,540)
NET ASSETS:
   Beginning of year................         6,579,290        6,913,321       18,374,563        18,863,103
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      6,134,762  $     6,579,290  $    16,812,375  $     18,374,563
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,323)  $       (45,597)
   Net realized gains (losses)......         (58,122)          (37,847)
   Change in unrealized gains
     (losses) on investments........           66,547            69,574
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (36,898)          (13,870)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,355            19,213
   Net transfers (including fixed
     account).......................          179,803           299,438
   Contract charges.................         (30,630)          (31,801)
   Transfers for contract benefits
     and terminations...............        (374,957)         (148,167)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (221,429)           138,683
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (258,327)           124,813
NET ASSETS:
   Beginning of year................        3,137,808         3,012,995
                                      ---------------  ----------------
   End of year......................  $     2,879,481  $      3,137,808
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                               LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (12,951)  $         9,843  $        417,909  $       109,955
   Net realized gains (losses)........           126,119          168,537           104,573          151,764
   Change in unrealized gains
     (losses) on investments..........           195,646         (72,928)         1,407,032        (353,417)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           308,814          105,452         1,929,514         (91,698)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,669           13,910           120,872           85,872
   Net transfers (including fixed
     account).........................          (36,897)         (49,245)           716,852        (316,233)
   Contract charges...................          (16,227)         (16,617)         (150,318)        (167,210)
   Transfers for contract benefits
     and terminations.................          (59,284)        (104,964)       (2,328,133)      (2,137,424)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (106,739)        (156,916)       (1,640,727)      (2,534,995)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           202,075         (51,464)           288,787      (2,626,693)
NET ASSETS:
   Beginning of year..................         1,568,356        1,619,820        22,088,790       24,715,483
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      1,770,431  $     1,568,356  $     22,377,577  $    22,088,790
                                        ================  ===============  ================  ===============

                                                      BHFTI                               BHFTI
                                          CLEARBRIDGE AGGRESSIVE GROWTH       HARRIS OAKMARK INTERNATIONAL
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (455,567)  $      (609,269)  $         2,516   $       260,320
   Net realized gains (losses)........        2,876,099         2,055,130          625,120         2,292,038
   Change in unrealized gains
     (losses) on investments..........        5,186,981       (1,032,442)       13,651,074           797,337
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,607,513           413,419       14,278,710         3,349,695
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          246,032           491,191          563,162           687,184
   Net transfers (including fixed
     account).........................      (1,319,784)       (1,479,585)      (3,990,714)       (1,255,556)
   Contract charges...................        (385,243)         (392,464)        (435,200)         (409,334)
   Transfers for contract benefits
     and terminations.................      (4,818,459)       (3,725,722)      (4,492,095)       (3,497,945)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,277,454)       (5,106,580)      (8,354,847)       (4,475,651)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        1,330,059       (4,693,161)        5,923,863       (1,125,956)
NET ASSETS:
   Beginning of year..................       48,322,641        53,015,802       53,200,132        54,326,088
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    49,652,700  $     48,322,641  $    59,123,995   $    53,200,132
                                        ===============  ================  ===============   ===============

                                                       BHFTI                             BHFTI
                                         INVESCO BALANCED-RISK ALLOCATION          INVESCO COMSTOCK
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,023,498   $     (479,231)  $       298,664   $       384,175
   Net realized gains (losses)........        2,202,873         (201,160)        2,243,144         3,399,770
   Change in unrealized gains
     (losses) on investments..........          331,031         4,080,988        3,320,112         1,677,383
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,557,402         3,400,597        5,861,920         5,461,328
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,468,831         1,685,062          285,203           388,607
   Net transfers (including fixed
     account).........................        1,498,353         4,522,476      (1,351,600)       (1,500,242)
   Contract charges...................        (464,734)         (396,706)        (266,458)         (263,868)
   Transfers for contract benefits
     and terminations.................      (2,329,546)       (2,219,834)      (3,531,288)       (2,568,671)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,172,904         3,590,998      (4,864,143)       (3,944,174)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        4,730,306         6,991,595          997,777         1,517,154
NET ASSETS:
   Beginning of year..................       40,932,716        33,941,121       39,232,918        37,715,764
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    45,663,022   $    40,932,716  $    40,230,695   $    39,232,918
                                        ===============   ===============  ===============   ===============

                                                      BHFTI
                                            INVESCO SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (436,943)  $      (400,048)
   Net realized gains (losses)........        2,795,268         4,309,282
   Change in unrealized gains
     (losses) on investments..........        3,277,492       (1,576,836)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,635,817         2,332,398
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          228,758           221,816
   Net transfers (including fixed
     account).........................        (695,299)         (330,808)
   Contract charges...................        (186,553)         (179,964)
   Transfers for contract benefits
     and terminations.................      (2,290,424)       (1,753,103)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,943,518)       (2,042,059)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        2,692,299           290,339
NET ASSETS:
   Beginning of year..................       25,351,404        25,061,065
                                        ---------------  ----------------
   End of year........................  $    28,043,703  $     25,351,404
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                           JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       264,737  $       351,392  $       700,350  $       428,563
   Net realized gains (losses).....         (46,267)              182          438,864        1,071,819
   Change in unrealized gains
     (losses) on investments.......          280,974        (188,241)        7,703,467        (553,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          499,444          163,333        8,842,681          947,223
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          155,234          283,654        2,166,277        3,340,587
   Net transfers (including fixed
     account)......................        3,901,054        1,729,690      (2,752,152)        5,269,817
   Contract charges................        (258,724)        (267,426)        (686,148)        (662,402)
   Transfers for contract benefits
     and terminations..............      (3,047,810)      (1,719,853)      (3,150,081)      (3,588,849)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          749,754           26,065      (4,422,104)        4,359,153
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,249,198          189,398        4,420,577        5,306,376
NET ASSETS:
   Beginning of year...............       29,295,068       29,105,670       62,103,751       56,797,375
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    30,544,266  $    29,295,068  $    66,524,328  $    62,103,751
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE         LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,256)  $         5,702  $      (49,756)  $         9,121
   Net realized gains (losses).....          298,495          328,602          750,776        1,043,614
   Change in unrealized gains
     (losses) on investments.......        (206,251)          700,664        2,945,460        (476,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           76,988        1,034,968        3,646,480          576,064
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,514            8,241          166,483          101,001
   Net transfers (including fixed
     account)......................            9,435        (200,435)        (344,047)        (290,130)
   Contract charges................         (29,909)         (29,031)        (147,231)        (153,084)
   Transfers for contract benefits
     and terminations..............        (293,103)        (249,129)      (1,425,407)      (1,483,155)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (305,063)        (470,354)      (1,750,202)      (1,825,368)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (228,075)          564,614        1,896,278      (1,249,304)
NET ASSETS:
   Beginning of year...............        4,424,039        3,859,425       17,928,469       19,177,773
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,195,964  $     4,424,039  $    19,824,747  $    17,928,469
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                              BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        27,123  $      (52,106)   $        37,456  $       111,704
   Net realized gains (losses).....        1,489,444           71,819           234,486        (285,742)
   Change in unrealized gains
     (losses) on investments.......        4,474,225        1,116,823         7,116,011        (608,834)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,990,792        1,136,536         7,387,953        (782,872)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,447,602        4,923,613           120,590          173,892
   Net transfers (including fixed
     account)......................        1,648,042        1,832,907       (1,164,610)          431,896
   Contract charges................        (501,527)        (407,140)         (207,170)        (205,639)
   Transfers for contract benefits
     and terminations..............      (1,956,238)      (1,736,586)       (2,929,741)      (1,928,229)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,637,879        4,612,794       (4,180,931)      (1,528,080)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,628,671        5,749,330         3,207,022      (2,310,952)
NET ASSETS:
   Beginning of year...............       41,669,231       35,919,901        29,799,152       32,110,104
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    50,297,902  $    41,669,231   $    33,006,174  $    29,799,152
                                     ===============  ===============   ===============  ===============

                                                   BHFTI
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (142,509)  $     (139,305)
   Net realized gains (losses).....          501,836          111,132
   Change in unrealized gains
     (losses) on investments.......        3,130,854        (958,689)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,490,181        (986,862)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          131,771          146,891
   Net transfers (including fixed
     account)......................        (705,908)          571,658
   Contract charges................         (82,364)         (75,519)
   Transfers for contract benefits
     and terminations..............        (535,628)        (579,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,192,129)           63,655
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,298,052        (923,207)
NET ASSETS:
   Beginning of year...............        9,473,047       10,396,254
                                     ---------------  ---------------
   End of year.....................  $    11,771,099  $     9,473,047
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                             BHFTI
                                         OPPENHEIMER GLOBAL EQUITY     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,105)  $      (17,800)   $      (60,809)  $        26,791
   Net realized gains (losses).....          211,745          222,704            10,859           64,939
   Change in unrealized gains
     (losses) on investments.......        1,091,054        (261,446)           478,051         (70,755)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,282,694         (56,542)           428,101           20,975
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,810           12,813           238,834          580,303
   Net transfers (including fixed
     account)......................        (262,412)           76,591           601,681        2,055,502
   Contract charges................         (27,696)         (25,836)          (44,600)         (20,030)
   Transfers for contract benefits
     and terminations..............        (511,060)        (296,830)         (223,103)         (87,905)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (794,358)        (233,262)           572,812        2,527,870
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............          488,336        (289,804)         1,000,913        2,548,845
NET ASSETS:
   Beginning of year...............        3,997,372        4,287,176         3,420,012          871,167
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     4,485,708  $     3,997,372   $     4,420,925  $     3,420,012
                                     ===============  ===============   ===============  ===============

                                                   BHFTI                              BHFTI
                                      PIMCO INFLATION PROTECTED BOND           PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,211)  $   (1,046,080)  $        226,237  $     1,364,155
   Net realized gains (losses).....        (390,541)      (1,049,721)           385,122        (933,609)
   Change in unrealized gains
     (losses) on investments.......        1,568,458        4,232,442         3,262,995        1,021,568
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,142,706        2,136,641         3,874,354        1,452,114
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          194,603          329,822           551,070          828,212
   Net transfers (including fixed
     account)......................        5,353,432        (827,109)        11,512,664      (2,215,700)
   Contract charges................        (563,323)        (588,722)       (1,242,821)      (1,318,997)
   Transfers for contract benefits
     and terminations..............      (5,153,514)      (4,718,698)      (11,559,622)      (9,582,523)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (168,802)      (5,804,707)         (738,709)     (12,289,008)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          973,904      (3,668,066)         3,135,645     (10,836,894)
NET ASSETS:
   Beginning of year...............       62,595,410       66,263,476       134,308,093      145,144,987
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,569,314  $    62,595,410  $    137,443,738  $   134,308,093
                                     ===============  ===============  ================  ===============

                                                   BHFTI                              BHFTI
                                         PYRAMIS GOVERNMENT INCOME       SCHRODERS GLOBAL MULTI-ASSET II
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       356,389  $       312,164  $      (100,548)  $     (105,165)
   Net realized gains (losses).....         (82,483)           23,841           196,849         (75,687)
   Change in unrealized gains
     (losses) on investments.......          258,014        (402,364)         2,575,480          570,718
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          531,920         (66,359)         2,671,781          389,866
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          504,499          859,230         1,430,937        1,800,631
   Net transfers (including fixed
     account)......................        1,815,400        2,200,091         6,291,778      (1,939,708)
   Contract charges................        (528,653)        (553,495)         (203,742)        (158,089)
   Transfers for contract benefits
     and terminations..............      (3,430,413)      (2,922,955)       (1,616,393)        (985,690)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,639,167)        (417,129)         5,902,580      (1,282,856)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,247)        (483,488)         8,574,361        (892,990)
NET ASSETS:
   Beginning of year...............       46,433,810       46,917,298        15,771,625       16,664,615
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    45,326,563  $    46,433,810  $     24,345,986  $    15,771,625
                                     ===============  ===============  ================  ===============

                                                   BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (161,777)  $       (9,306)
   Net realized gains (losses).....          672,527          386,749
   Change in unrealized gains
     (losses) on investments.......        2,566,817          598,052
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,077,567          975,495
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          711,430          580,189
   Net transfers (including fixed
     account)......................          532,800        1,199,859
   Contract charges................        (275,391)        (263,032)
   Transfers for contract benefits
     and terminations..............      (1,127,141)      (1,484,914)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (158,302)           32,102
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,919,265        1,007,597
NET ASSETS:
   Beginning of year...............       24,231,509       23,223,912
                                     ---------------  ---------------
   End of year.....................  $    27,150,774  $    24,231,509
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                       SSGA GROWTH AND INCOME ETF               SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       829,239  $       722,057  $       295,155  $       298,994
   Net realized gains (losses).....          750,643        5,123,859          908,206        2,894,067
   Change in unrealized gains
     (losses) on investments.......       10,443,136      (2,177,056)        6,998,421        (803,023)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,023,018        3,668,860        8,201,782        2,390,038
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,104,573        1,177,131          373,322          805,602
   Net transfers (including fixed
     account)......................        (975,351)        (475,386)      (2,578,137)        (931,969)
   Contract charges................        (911,448)        (927,764)        (502,539)        (509,614)
   Transfers for contract benefits
     and terminations..............      (7,064,614)      (4,866,863)      (3,448,915)      (3,241,574)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,846,840)      (5,092,882)      (6,156,269)      (3,877,555)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,176,178      (1,424,022)        2,045,513      (1,487,517)
NET ASSETS:
   Beginning of year...............       89,714,405       91,138,427       49,308,642       50,796,159
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    93,890,583  $    89,714,405  $    51,354,155  $    49,308,642
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,936  $       635,681  $     (734,579)  $     (689,458)
   Net realized gains (losses).....        6,535,812        8,115,985        4,813,925        6,889,571
   Change in unrealized gains
     (losses) on investments.......        1,215,159      (1,594,170)        5,111,318      (4,384,954)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,982,907        7,157,496        9,190,664        1,815,159
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          428,551          458,169          232,557          416,921
   Net transfers (including fixed
     account)......................        (675,267)      (3,094,424)      (1,870,051)          560,424
   Contract charges................        (345,253)        (364,413)        (339,482)        (334,897)
   Transfers for contract benefits
     and terminations..............      (6,268,996)      (4,727,400)      (3,929,534)      (3,751,238)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,860,965)      (7,728,068)      (5,906,510)      (3,108,790)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,121,942        (570,572)        3,284,154      (1,293,631)
NET ASSETS:
   Beginning of year...............       55,908,348       56,478,920       42,601,787       43,895,418
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,030,290  $    55,908,348  $    45,885,941  $    42,601,787
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                      BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE       MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (118,601)  $     (169,871)  $     (129,449)  $     (182,132)
   Net realized gains (losses).....          362,463        1,039,596        (298,454)        1,202,007
   Change in unrealized gains
     (losses) on investments.......        1,223,591        1,651,354        2,442,128        1,515,714
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,467,453        2,521,079        2,014,225        2,535,589
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          248,155          180,123          100,485          165,719
   Net transfers (including fixed
     account)......................          168,718          117,636        (144,767)        (564,921)
   Contract charges................        (159,345)        (161,759)        (147,830)        (151,171)
   Transfers for contract benefits
     and terminations..............      (1,795,470)      (1,195,026)      (1,822,744)      (1,521,046)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,942)      (1,059,026)      (2,014,856)      (2,071,419)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (70,489)        1,462,053            (631)          464,170
NET ASSETS:
   Beginning of year...............       19,601,778       18,139,725       23,681,202       23,217,032
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,531,289  $    19,601,778  $    23,680,571  $    23,681,202
                                     ===============  ===============  ===============  ===============

                                          BHFTII BAILLIE GIFFORD
                                            INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (90,692)  $      (31,231)
   Net realized gains (losses).....          708,846          119,408
   Change in unrealized gains
     (losses) on investments.......        3,650,190          468,003
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,268,344          556,180
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           82,669          159,839
   Net transfers (including fixed
     account)......................      (1,190,553)          143,907
   Contract charges................        (142,472)        (140,895)
   Transfers for contract benefits
     and terminations..............      (1,542,094)      (1,419,706)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,792,450)      (1,256,855)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,475,894        (700,675)
NET ASSETS:
   Beginning of year...............       13,935,088       14,635,763
                                     ---------------  ---------------
   End of year.....................  $    15,410,982  $    13,935,088
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       126,281  $       127,914  $      (24,171)  $      (22,553)
   Net realized gains (losses)......          (8,405)          (4,531)           94,233          131,627
   Change in unrealized gains
     (losses) on investments........           81,420          (8,439)          341,954        (126,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          199,296          114,944          412,016         (17,884)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           79,571          131,304            2,132            2,798
   Net transfers (including fixed
     account).......................          723,251          291,498         (74,356)           53,245
   Contract charges.................         (69,618)         (71,631)         (11,006)          (9,907)
   Transfers for contract benefits
     and terminations...............        (636,021)        (572,868)         (50,490)         (23,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           97,183        (221,697)        (133,720)           22,913
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          296,479        (106,753)          278,296            5,029
NET ASSETS:
   Beginning of year................        8,254,530        8,361,283        1,331,087        1,326,058
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,551,009  $     8,254,530  $     1,609,383  $     1,331,087
                                      ===============  ===============  ===============  ===============

                                                    BHFTII                             BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (755,698)  $      (832,913)  $        38,578  $        159,134
   Net realized gains (losses)......            72,264             6,484          101,625           260,313
   Change in unrealized gains
     (losses) on investments........           206,610            54,808          293,285          (44,358)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (476,824)         (771,621)          433,488           375,089
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           942,654         2,168,805          723,550           392,153
   Net transfers (including fixed
     account).......................        13,560,248        10,154,915        (725,111)         2,163,727
   Contract charges.................         (483,572)         (463,616)         (65,212)          (86,764)
   Transfers for contract benefits
     and terminations...............      (14,362,650)      (13,308,282)        (887,662)       (1,369,964)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (343,320)       (1,448,178)        (954,435)         1,099,152
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (820,144)       (2,219,799)        (520,947)         1,474,241
NET ASSETS:
   Beginning of year................        49,228,297        51,448,096        8,698,574         7,224,333
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     48,408,153  $     49,228,297  $     8,177,627  $      8,698,574
                                      ================  ================  ===============  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017              2016             2017              2016
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,469,979   $     7,573,834  $        905,631  $      8,340,416
   Net realized gains (losses)......        9,263,330        22,203,261        18,771,897        43,558,178
   Change in unrealized gains
     (losses) on investments........       20,839,715      (13,298,039)        45,258,766      (24,192,964)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       31,573,024        16,479,056        64,936,294        27,705,630
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,561,436         4,042,790         3,435,900         3,083,274
   Net transfers (including fixed
     account).......................      (8,035,160)       (4,209,880)       (2,545,295)       (3,892,714)
   Contract charges.................      (3,162,110)       (3,289,376)       (4,506,783)       (4,607,715)
   Transfers for contract benefits
     and terminations...............     (34,856,714)      (32,149,336)      (51,698,405)      (35,488,732)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (44,492,548)      (35,605,802)      (55,314,583)      (40,905,887)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,919,524)      (19,126,746)         9,621,711      (13,200,257)
NET ASSETS:
   Beginning of year................      373,986,508       393,113,254       525,258,712       538,458,969
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $   361,066,984   $   373,986,508  $    534,880,423  $    525,258,712
                                      ===============   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017              2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (359,603)   $     5,248,515
   Net realized gains (losses)......       22,383,309        44,736,472
   Change in unrealized gains
     (losses) on investments........       45,492,146      (25,426,322)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       67,515,852        24,558,665
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,279,333         5,086,624
   Net transfers (including fixed
     account).......................      (5,078,400)       (7,656,356)
   Contract charges.................      (3,295,464)       (3,333,595)
   Transfers for contract benefits
     and terminations...............     (34,679,525)      (27,256,604)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (40,774,056)      (33,159,931)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       26,741,796       (8,601,266)
NET ASSETS:
   Beginning of year................      409,525,398       418,126,664
                                      ---------------   ---------------
   End of year......................  $   436,267,194   $   409,525,398
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (166,405)  $     (110,602)  $         26,953  $        17,048
   Net realized gains (losses)........          190,785        1,618,237           257,019          188,222
   Change in unrealized gains
     (losses) on investments..........        1,436,522        1,161,510         1,078,710          (4,285)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,460,902        2,669,145         1,362,682          200,985
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          119,502           47,842            98,069           19,562
   Net transfers (including fixed
     account).........................          115,724        (272,660)          (98,841)         (61,550)
   Contract charges...................         (87,576)         (89,178)          (41,541)         (43,007)
   Transfers for contract benefits
     and terminations.................      (1,523,966)      (1,311,548)         (346,709)        (294,787)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,376,316)      (1,625,544)         (389,022)        (379,782)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           84,586        1,043,601           973,660        (178,797)
NET ASSETS:
   Beginning of year..................       14,575,472       13,531,871         4,957,535        5,136,332
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    14,660,058  $    14,575,472  $      5,931,195  $     4,957,535
                                        ===============  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (114,556)  $      (20,487)  $     (139,473)  $      (135,706)
   Net realized gains (losses)........         3,391,199        3,103,768          337,770         1,011,785
   Change in unrealized gains
     (losses) on investments..........         9,724,195          747,718        1,555,497         (595,636)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,000,838        3,830,999        1,753,794           280,443
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,241          345,637           10,042            38,914
   Net transfers (including fixed
     account).........................       (1,646,765)       15,311,478        (540,120)         (257,830)
   Contract charges...................         (581,585)        (550,621)         (61,035)          (61,625)
   Transfers for contract benefits
     and terminations.................       (6,477,874)      (6,138,712)        (750,546)         (552,456)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (8,390,983)        8,967,782      (1,341,659)         (832,997)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         4,609,855       12,798,781          412,135         (552,554)
NET ASSETS:
   Beginning of year..................        80,010,101       67,211,320        8,135,627         8,688,181
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     84,619,956  $    80,010,101  $     8,547,762  $      8,135,627
                                        ================  ===============  ===============  ================

                                                     BHFTII                             BHFTII
                                                 JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                             2017              2016             2017              2016
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (752,745)  $      (730,546)  $      (14,190)  $      (13,307)
   Net realized gains (losses)........        5,414,194         6,516,376           64,949           77,212
   Change in unrealized gains
     (losses) on investments..........        9,866,087       (6,713,230)           50,234           64,880
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       14,527,536         (927,400)          100,993          128,785
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           93,019           244,055            4,138           14,657
   Net transfers (including fixed
     account).........................      (3,971,779)           335,558         (28,903)          (4,436)
   Contract charges...................        (324,143)         (314,492)          (8,695)          (8,645)
   Transfers for contract benefits
     and terminations.................      (4,961,689)       (4,067,274)         (19,249)         (66,421)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (9,164,592)       (3,802,153)         (52,709)         (64,845)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        5,362,944       (4,729,553)           48,284           63,940
NET ASSETS:
   Beginning of year..................       45,005,788        49,735,341          809,075          745,135
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    50,368,732  $     45,005,788  $       857,359  $       809,075
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         LOOMIS SAYLES SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,180)  $       (5,765)
   Net realized gains (losses)........           41,744           62,954
   Change in unrealized gains
     (losses) on investments..........           81,546         (29,671)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          117,110           27,518
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            1,689            1,280
   Net transfers (including fixed
     account).........................         (24,336)           12,526
   Contract charges...................          (4,091)          (4,169)
   Transfers for contract benefits
     and terminations.................         (35,004)         (60,503)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (61,742)         (50,866)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,368         (23,348)
NET ASSETS:
   Beginning of year..................          475,802          499,150
                                        ---------------  ---------------
   End of year........................  $       531,170  $       475,802
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                 BHFTII                            BHFTII
                                      METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2017            2016             2017              2016
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      206,026  $       178,725  $      (33,996)  $      (39,711)
   Net realized gains (losses).....        (34,630)         (10,707)          748,390          727,674
   Change in unrealized gains
     (losses) on investments.......          68,099        (150,910)          344,024          486,089
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         239,495           17,108        1,058,418        1,174,052
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         824,210        1,203,581           74,500          164,668
   Net transfers (including fixed
     account)......................       1,448,528        3,452,577          793,772          220,597
   Contract charges................       (175,273)        (153,614)         (69,959)         (60,489)
   Transfers for contract benefits
     and terminations..............     (1,035,911)      (1,417,271)        (798,913)        (506,517)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       1,061,554        3,085,273            (600)        (181,741)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,301,049        3,102,381        1,057,818          992,311
NET ASSETS:
   Beginning of year...............      16,335,161       13,232,780        7,511,220        6,518,909
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   17,636,210  $    16,335,161  $     8,569,038  $     7,511,220
                                     ==============  ===============  ===============  ===============

                                                 BHFTII                          BHFTII METLIFE
                                         METLIFE MSCI EAFE INDEX               RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        59,959  $        50,924  $      (63,917)   $      (46,058)
   Net realized gains (losses).....          104,988          (6,198)          658,394           667,473
   Change in unrealized gains
     (losses) on investments.......        1,204,404         (66,937)          703,038         1,073,565
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,369,351         (22,211)        1,297,515         1,694,980
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          115,338           68,592          162,924           165,092
   Net transfers (including fixed
     account)......................          527,425           80,643          476,384         (424,161)
   Contract charges................         (62,625)         (52,924)         (70,361)          (66,530)
   Transfers for contract benefits
     and terminations..............        (422,819)        (407,324)        (707,999)         (474,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          157,319        (311,013)        (139,052)         (800,133)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,526,670        (333,224)        1,158,463           894,847
NET ASSETS:
   Beginning of year...............        5,875,904        6,209,128       10,344,970         9,450,123
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     7,402,574  $     5,875,904  $    11,503,433   $    10,344,970
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (22,280)  $        62,932  $        63,714  $        95,048
   Net realized gains (losses).....        4,470,569        3,842,282          547,582          514,312
   Change in unrealized gains
     (losses) on investments.......        4,933,740          665,714          144,110         (62,139)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,382,029        4,570,928          755,406          547,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          397,364          368,902            7,656           53,130
   Net transfers (including fixed
     account)......................      (1,066,467)        2,662,550          265,208           31,682
   Contract charges................        (345,002)        (323,429)         (49,677)         (52,109)
   Transfers for contract benefits
     and terminations..............      (6,496,942)      (3,759,710)        (792,935)        (872,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,511,047)      (1,051,687)        (569,748)        (840,200)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,870,982        3,519,241          185,658        (292,979)
NET ASSETS:
   Beginning of year...............       51,519,996       48,000,755        7,568,584        7,861,563
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,390,978  $    51,519,996  $     7,754,242  $     7,568,584
                                     ===============  ===============  ===============  ===============


                                             BHFTII MFS VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,600  $       135,447
   Net realized gains (losses).....        1,721,105        2,082,190
   Change in unrealized gains
     (losses) on investments.......        1,839,966          538,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,648,671        2,755,970
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          264,922          214,824
   Net transfers (including fixed
     account)......................         (11,851)        1,248,315
   Contract charges................        (211,677)        (209,929)
   Transfers for contract benefits
     and terminations..............      (2,772,263)      (2,186,071)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,730,869)        (932,861)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          917,802        1,823,109
NET ASSETS:
   Beginning of year...............       24,207,697       22,384,588
                                     ---------------  ---------------
   End of year.....................  $    25,125,499  $    24,207,697
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                     BHFTII                            BHFTII
                                            NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (180,056)  $     (172,417)  $     (384,208)  $     (357,899)
   Net realized gains (losses)........        1,599,644          484,534        1,919,628        2,605,312
   Change in unrealized gains
     (losses) on investments..........          161,693        1,546,226        5,183,292      (2,232,068)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,581,281        1,858,343        6,718,712           15,345
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           73,943           27,736          215,763          343,224
   Net transfers (including fixed
     account).........................        (503,497)        (299,041)        (465,538)          667,983
   Contract charges...................         (88,532)         (92,383)        (190,691)        (179,980)
   Transfers for contract benefits
     and terminations.................      (1,011,690)        (886,072)      (1,882,173)      (1,698,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,529,776)      (1,249,760)      (2,322,639)        (867,736)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           51,505          608,583        4,396,073        (852,391)
NET ASSETS:
   Beginning of year..................       12,490,568       11,881,985       21,990,753       22,843,144
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    12,542,073  $    12,490,568  $    26,386,826  $    21,990,753
                                        ===============  ===============  ===============  ===============


                                                     BHFTII                            BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (8,201)  $       (7,903)  $      (71,849)  $      (48,845)
   Net realized gains (losses)........           57,978           80,200         (93,500)        (536,936)
   Change in unrealized gains
     (losses) on investments..........           42,051         (28,794)          142,067        2,377,119
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           91,828           43,503         (23,282)        1,791,338
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           13,487           36,399
   Net transfers (including fixed
     account).........................         (18,583)          (7,368)          688,115      (1,158,736)
   Contract charges...................          (4,987)          (4,860)         (47,990)         (54,570)
   Transfers for contract benefits
     and terminations.................         (49,760)         (35,295)        (277,109)        (318,056)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (73,330)         (47,523)          376,503      (1,494,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           18,498          (4,020)          353,221          296,375
NET ASSETS:
   Beginning of year..................          483,761          487,781        4,607,833        4,311,458
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       502,259  $       483,761  $     4,961,054  $     4,607,833
                                        ===============  ===============  ===============  ===============

                                                      BHFTII                             BHFTII
                                             WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,722,958  $       400,073  $       252,597   $       236,712
   Net realized gains (losses)........           411,872          105,101        (123,358)          (38,721)
   Change in unrealized gains
     (losses) on investments..........         2,468,867        2,102,236         (79,493)         (324,309)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         4,603,697        2,607,410           49,746         (126,318)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           417,307          251,583          146,910           583,779
   Net transfers (including fixed
     account).........................         2,777,553       73,669,896        2,353,464         1,768,658
   Contract charges...................         (525,723)        (375,535)        (214,294)         (250,684)
   Transfers for contract benefits
     and terminations.................       (6,625,225)      (4,033,810)      (3,446,092)       (3,082,755)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,956,088)       69,512,134      (1,160,012)         (981,002)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           647,609       72,119,544      (1,110,266)       (1,107,320)
NET ASSETS:
   Beginning of year..................        72,139,687           20,143       26,776,937        27,884,257
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     72,787,296  $    72,139,687  $    25,666,671   $    26,776,937
                                        ================  ===============  ===============   ===============



                                             FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT
                                        --------------------------------
                                              2017             2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (127,467)  $     (152,244)
   Net realized gains (losses)........        1,530,610        1,741,807
   Change in unrealized gains
     (losses) on investments..........        2,234,492        (448,739)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,637,635        1,140,824
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          120,033          154,457
   Net transfers (including fixed
     account).........................        (285,766)           66,945
   Contract charges...................        (136,006)        (134,870)
   Transfers for contract benefits
     and terminations.................      (1,279,823)      (1,512,296)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,581,562)      (1,425,764)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,056,073        (284,940)
NET ASSETS:
   Beginning of year..................       18,917,042       19,201,982
                                        ---------------  ---------------
   End of year........................  $    20,973,115  $    18,917,042
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            58  $            304  $     (144,537)  $      (157,997)
   Net realized gains (losses).....            1,580             4,158        1,048,504           977,588
   Change in unrealized gains
     (losses) on investments.......            4,921             5,572        1,973,745           718,949
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,559            10,034        2,877,712         1,538,540
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --                --          214,574           150,891
   Net transfers (including fixed
     account)......................            (102)             (477)        (499,089)            34,676
   Contract charges................            (382)             (472)        (107,183)         (104,892)
   Transfers for contract benefits
     and terminations..............          (3,658)          (18,828)      (1,216,185)         (926,169)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (4,142)          (19,777)      (1,607,883)         (845,494)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............            2,417           (9,743)        1,269,829           693,046
NET ASSETS:
   Beginning of year...............           62,060            71,803       16,028,724        15,335,678
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $        64,477  $         62,060  $    17,298,553  $     16,028,724
                                     ===============  ================  ===============  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       568,743  $        731,414  $        32,487   $        23,499
   Net realized gains (losses).....           64,228         (175,498)          218,421           351,094
   Change in unrealized gains
     (losses) on investments.......        1,032,577         1,872,606           10,675           139,253
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,665,548         2,428,522          261,583           513,846
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,554           264,284            1,598            25,037
   Net transfers (including fixed
     account)......................          336,304         (341,359)           63,983            25,865
   Contract charges................        (144,631)         (146,033)         (23,543)          (24,281)
   Transfers for contract benefits
     and terminations..............      (1,817,116)       (1,946,516)        (324,095)         (251,699)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,889)       (2,169,624)        (282,057)         (225,078)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          127,659           258,898         (20,474)           288,768
NET ASSETS:
   Beginning of year...............       21,429,895        21,170,997        3,942,631         3,653,863
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    21,557,554  $     21,429,895  $     3,922,157   $     3,942,631
                                     ===============  ================  ===============   ===============

                                                  FTVIPT                            FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP          TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (31,887)  $      (18,051)  $        99,462  $        23,664
   Net realized gains (losses).....          300,046          541,446         (41,528)           40,396
   Change in unrealized gains
     (losses) on investments.......           82,805          377,639        1,587,607          555,586
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          350,964          901,034        1,645,541          619,646
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           53,336           40,777           58,917           45,642
   Net transfers (including fixed
     account)......................           30,771        (133,080)        (134,455)          275,198
   Contract charges................         (27,481)         (26,942)         (86,506)         (85,558)
   Transfers for contract benefits
     and terminations..............        (180,176)        (221,322)        (974,987)        (703,935)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (123,550)        (340,567)      (1,137,031)        (468,653)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          227,414          560,467          508,510          150,993
NET ASSETS:
   Beginning of year...............        3,903,614        3,343,147       11,685,523       11,534,530
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,131,028  $     3,903,614  $    12,194,033  $    11,685,523
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (151,589)   $     (147,218)
   Net realized gains (losses).....         (41,932)         (153,249)
   Change in unrealized gains
     (losses) on investments.......          262,728           459,013
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           69,207           158,546
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           52,342           188,764
   Net transfers (including fixed
     account)......................          306,113           299,547
   Contract charges................         (94,894)          (95,748)
   Transfers for contract benefits
     and terminations..............        (722,573)         (815,793)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (459,012)         (423,230)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (389,805)         (264,684)
NET ASSETS:
   Beginning of year...............       11,126,544        11,391,228
                                     ---------------   ---------------
   End of year.....................  $    10,736,739   $    11,126,544
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        12,158  $         47,972  $       (9,425)  $      (15,449)
   Net realized gains (losses)......          743,753           778,823          295,050          113,701
   Change in unrealized gains
     (losses) on investments........          881,152         1,419,079        1,728,217        (298,445)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,637,063         2,245,874        2,013,842        (200,193)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          224,783           359,444           99,316           74,556
   Net transfers (including fixed
     account).......................          167,173         (182,027)        (237,327)          301,968
   Contract charges.................        (113,077)         (109,429)         (79,745)         (80,628)
   Transfers for contract benefits
     and terminations...............      (1,919,404)       (1,533,884)        (658,422)        (660,750)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,640,525)       (1,465,896)        (876,178)        (364,854)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (3,462)           779,978        1,137,664        (565,047)
NET ASSETS:
   Beginning of year................       18,652,644        17,872,666        9,786,471       10,351,518
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    18,649,182  $     18,652,644  $    10,924,135  $     9,786,471
                                      ===============  ================  ===============  ===============

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (173,980)  $     (137,680)  $       (48,143)  $      (14,843)
   Net realized gains (losses)......         1,570,574        1,247,489         1,530,236        1,238,529
   Change in unrealized gains
     (losses) on investments........         1,033,257      (1,161,909)         2,644,411          621,594
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,429,851         (52,100)         4,126,504        1,845,280
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           384,967          576,827           330,553          962,340
   Net transfers (including fixed
     account).......................           260,161          680,298         (150,828)        (300,037)
   Contract charges.................          (85,238)         (78,189)         (159,223)        (157,093)
   Transfers for contract benefits
     and terminations...............       (1,382,275)      (1,776,039)       (1,550,795)      (2,226,202)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (822,385)        (597,103)       (1,530,293)      (1,720,992)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,607,466        (649,203)         2,596,211          124,288
NET ASSETS:
   Beginning of year................        16,840,229       17,489,432        23,691,227       23,566,939
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     18,447,695  $    16,840,229  $     26,287,438  $    23,691,227
                                      ================  ===============  ================  ===============

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,213)  $       (1,300)  $        (3,982)  $       (2,600)
   Net realized gains (losses)......           810,984          427,890            28,798           25,529
   Change in unrealized gains
     (losses) on investments........         1,599,752        1,376,327            33,738         (11,280)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,396,523        1,802,917            58,554           11,649
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           118,401          388,251             9,207            6,108
   Net transfers (including fixed
     account).......................         (184,985)        (166,956)            46,418          (2,298)
   Contract charges.................          (91,844)         (95,759)             (412)            (402)
   Transfers for contract benefits
     and terminations...............       (2,022,372)      (1,323,850)          (44,186)         (31,767)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,180,800)      (1,198,314)            11,027         (28,359)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           215,723          604,603            69,581         (16,710)
NET ASSETS:
   Beginning of year................        14,930,164       14,325,561           216,950          233,660
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     15,145,887  $    14,930,164  $        286,531  $       216,950
                                      ================  ===============  ================  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,703)  $          (690)
   Net realized gains (losses)......           29,619            15,651
   Change in unrealized gains
     (losses) on investments........           25,605            35,803
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           53,521            50,764
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              510                --
   Net transfers (including fixed
     account).......................            4,578            78,138
   Contract charges.................          (1,974)           (1,512)
   Transfers for contract benefits
     and terminations...............         (72,908)          (15,369)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (69,794)            61,257
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (16,273)           112,021
NET ASSETS:
   Beginning of year................          461,514           349,493
                                      ---------------  ----------------
   End of year......................  $       445,241  $        461,514
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              LMPVET CLEARBRIDGE                    LMPVET QS
                                           VARIABLE SMALL CAP GROWTH      VARIABLE CONSERVATIVE GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (66,125)  $      (60,526)  $       21,969  $        20,776
   Net realized gains (losses).......          271,023          248,667         288,834           56,559
   Change in unrealized gains
     (losses) on investments.........          760,137          (2,374)        (49,547)           58,162
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          965,035          185,767         261,256          135,497
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          217,642           90,499           7,574          135,756
   Net transfers (including fixed
     account)........................        (218,532)         (35,076)          17,897            9,499
   Contract charges..................         (32,006)         (30,394)        (18,178)         (16,978)
   Transfers for contract benefits
     and terminations................        (338,432)        (438,274)       (201,595)        (428,282)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (371,328)        (413,245)       (194,302)        (300,005)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................          593,707        (227,478)          66,954        (164,508)
NET ASSETS:
   Beginning of year.................        4,385,459        4,612,937       2,269,182        2,433,690
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $     4,979,166  $     4,385,459  $    2,336,136  $     2,269,182
                                       ===============  ===============  ==============  ===============

                                                  LMPVET QS                          LMPVET QS
                                               VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017              2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         3,823  $          (52)  $           341  $           232
   Net realized gains (losses).......          271,067           64,674            9,715            1,720
   Change in unrealized gains
     (losses) on investments.........         (44,857)           27,212          (2,533)            1,085
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          230,033           91,834            7,523            3,037
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           15,924            3,466               --               40
   Net transfers (including fixed
     account)........................            1,640            8,125             (70)              137
   Contract charges..................          (3,452)          (4,699)             (53)             (62)
   Transfers for contract benefits
     and terminations................        (235,687)         (95,927)            (264)          (5,369)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (221,575)         (89,035)            (387)          (5,254)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................            8,458            2,799            7,136          (2,217)
NET ASSETS:
   Beginning of year.................        1,411,867        1,409,068           50,644           52,861
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,420,325  $     1,411,867  $        57,780  $        50,644
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET                 OPPENHEIMER VA
                                        VARIABLE GLOBAL HIGH YIELD BOND        MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       325,713  $       393,533  $      (30,681)  $      (44,856)
   Net realized gains (losses).......         (48,664)        (191,677)          449,588          229,805
   Change in unrealized gains
     (losses) on investments.........          312,160          900,004           98,948          463,640
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          589,209        1,101,860          517,855          648,589
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,585          181,338           19,834           24,887
   Net transfers (including fixed
     account)........................           51,908        (160,102)        (249,339)           21,289
   Contract charges..................         (57,769)         (55,993)         (32,628)         (31,275)
   Transfers for contract benefits
     and terminations................        (608,319)        (841,768)        (421,351)        (298,707)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (560,595)        (876,525)        (683,484)        (283,806)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           28,614          225,335        (165,629)          364,783
NET ASSETS:
   Beginning of year.................        8,451,707        8,226,372        4,544,421        4,179,638
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     8,480,321  $     8,451,707  $     4,378,792  $     4,544,421
                                       ===============  ===============  ===============  ===============


                                             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT
                                       --------------------------------
                                            2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,210  $         4,609
   Net realized gains (losses).......              551              994
   Change in unrealized gains
     (losses) on investments.........            1,268            7,076
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            6,029           12,679
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --               --
   Net transfers (including fixed
     account)........................            4,901          (1,975)
   Contract charges..................            (693)            (763)
   Transfers for contract benefits
     and terminations................          (5,294)         (11,389)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          (1,086)         (14,127)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................            4,943          (1,448)
NET ASSETS:
   Beginning of year.................          119,830          121,278
                                       ---------------  ---------------
   End of year.......................  $       124,773  $       119,830
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIMCO VIT LOW DURATION            PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (53)  $             39  $      (19,262)  $      (19,766)
   Net realized gains (losses)......              (3)                 5          224,327          134,159
   Change in unrealized gains
     (losses) on investments........                2              (62)           54,747          176,975
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (54)              (18)          259,812          291,368
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --           42,096           85,256
   Net transfers (including fixed
     account).......................              703             (187)           53,543           35,654
   Contract charges.................            (367)             (410)         (13,213)         (11,089)
   Transfers for contract benefits
     and terminations...............          (3,105)           (2,343)        (224,275)        (116,118)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,769)           (2,940)        (141,849)          (6,297)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (2,823)           (2,958)          117,963          285,071
NET ASSETS:
   Beginning of year................           62,277            65,235        2,336,394        2,051,323
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $        59,454  $         62,277  $     2,454,357  $     2,336,394
                                      ===============  ================  ===============  ===============


                                       PIONEER VCT REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            81  $            192  $            296  $           172
   Net realized gains (losses)......              939             2,377             3,633            1,763
   Change in unrealized gains
     (losses) on investments........            (826)           (2,092)             8,979            6,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              194               477            12,908            8,051
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --                --               --
   Net transfers (including fixed
     account).......................               --                --             1,214           14,704
   Contract charges.................             (48)              (52)                --               --
   Transfers for contract benefits
     and terminations...............              (2)               (3)               (4)              (7)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             (50)              (55)             1,210           14,697
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............              144               422            14,118           22,748
NET ASSETS:
   Beginning of year................           12,007            11,585            73,748           51,000
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $        12,151  $         12,007  $         87,866  $        73,748
                                      ===============  ================  ================  ===============

                                                                                       RUSSELL
                                         PUTNAM VT MULTI-CAP GROWTH         GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,317)  $          (888)  $           189   $           252
   Net realized gains (losses)......           23,548            30,356              164               253
   Change in unrealized gains
     (losses) on investments........           35,697          (14,929)              453             (380)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           57,928            14,539              806               125
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            7,345             8,149               --                --
   Net transfers (including fixed
     account).......................          (2,494)          (15,345)               --                --
   Contract charges.................               --                --               --                --
   Transfers for contract benefits
     and terminations...............         (14,271)          (12,410)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (9,420)          (19,606)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           48,508           (5,067)              804               123
NET ASSETS:
   Beginning of year................          212,052           217,119            7,841             7,718
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $       260,560  $        212,052  $         8,645   $         7,841
                                      ===============  ================  ===============   ===============

                                                    RUSSELL
                                        INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            167  $           210
   Net realized gains (losses)......               508               12
   Change in unrealized gains
     (losses) on investments........             2,014            (111)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,689              111
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --
   Net transfers (including fixed
     account).......................                --               --
   Contract charges.................                --               --
   Transfers for contract benefits
     and terminations...............               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............             2,686              107
NET ASSETS:
   Beginning of year................            11,552           11,445
                                      ----------------  ---------------
   End of year......................  $         14,238  $        11,552
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            RUSSELL STRATEGIC BOND            RUSSELL U.S. SMALL CAP EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (9)  $              51  $           (51)  $           (18)
   Net realized gains (losses)......              (10)                679               327                 4
   Change in unrealized gains
     (losses) on investments........               596              (338)               319               637
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               577                392               595               623
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               573                390               590               619
NET ASSETS:
   Beginning of year................            23,697             23,307             4,257             3,638
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $         24,270  $          23,697  $          4,847  $          4,257
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                         RUSSELL U.S. STRATEGIC EQUITY             RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (181)  $          (152)  $            (60)  $          (104)
   Net realized gains (losses)......             5,034             2,853                872               104
   Change in unrealized gains
     (losses) on investments........             3,789             1,070              1,183               680
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             8,642             3,771              1,995               680
                                      ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --               (35)              (38)
   Transfers for contract benefits
     and terminations...............               (4)               (4)              (700)           (3,706)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (4)              (735)           (3,744)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............             8,638             3,767              1,260           (3,064)
NET ASSETS:
   Beginning of year................            45,173            41,406             13,795            16,859
                                      ----------------  ----------------  -----------------  ----------------
   End of year......................  $         53,811  $         45,173  $          15,055  $         13,795
                                      ================  ================  =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY and the Separate Account changed its name from First MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account B.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife, Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Oppenheimer Variable Account Funds ("Oppenheimer
Brighthouse Funds Trust I ("BHFTI")*                         VA")
Brighthouse Funds Trust II ("BHFTII")*                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust ("LMPVET")       Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Bond Sub-Account (a)                     BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Global Growth Sub-Account (a)            BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Small Capitalization              BHFTI MetLife Multi-Index Targeted Risk
   Sub-Account                                            Sub-Account
American Funds Growth Sub-Account                       BHFTI MFS Research International Sub-Account (a)
American Funds Growth-Income Sub-Account (a)            BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account            Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI Oppenheimer Global Equity Sub-Account
   Plus Sub-Account                                     BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                  Sub-Account
   Sub-Account                                          BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                  BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                          BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                 BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                BHFTI Schroders Global Multi-Asset II Sub-Account
   Sub-Account                                          BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account              BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies              BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                            Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account (a)              BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account      BHFTI Victory Sycamore Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account               Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets               Sub-Account
   Equity Sub-Account (a)                               BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate               Sub-Account
   Sub-Account                                          BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total           BHFTII BlackRock Capital Appreciation
   Return Sub-Account                                     Sub-Account (a)
BHFTI Brighthouse/Templeton International Bond          BHFTII BlackRock Ultra-Short Term Bond
   Sub-Account                                            Sub-Account (a)
BHFTI Brighthouse/Wellington Large Cap Research         BHFTII Brighthouse Asset Allocation 20 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)        BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI ClearBridge Aggressive Growth                     BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Harris Oakmark International Sub-Account (a)        Sub-Account
BHFTI Invesco Balanced-Risk Allocation                  BHFTII Brighthouse/Dimensional International Small
   Sub-Account                                            Company Sub-Account
BHFTI Invesco Comstock Sub-Account                      BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Small Cap Growth Sub-Account (a)            Opportunities Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation                 BHFTII Jennison Growth Sub-Account (a)
   Sub-Account                                          BHFTII Loomis Sayles Small Cap Core Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Loomis Sayles Small Cap Growth Sub-Account        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife Aggregate Bond Index Sub-Account             Sub-Account (a)
BHFTII MetLife Mid Cap Stock Index Sub-Account           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife MSCI EAFE Index Sub-Account                  Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account            LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account (a)
   Sub-Account (a)                                       LMPVET QS Variable Conservative Growth
BHFTII T. Rowe Price Small Cap Growth                       Sub-Account
   Sub-Account                                           LMPVET QS Variable Growth Sub-Account
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Moderate Growth Sub-Account
   Sub-Account                                           LMPVIT Western Asset Variable Global High Yield
BHFTII Western Asset Management Strategic Bond              Bond Sub-Account (a)
   Opportunities Sub-Account (a)                         Oppenheimer VA Main Street Small Cap Sub-Account
BHFTII Western Asset Management U.S. Government          PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  Pioneer VCT Mid Cap Value Sub-Account
Fidelity VIP Equity-Income Sub-Account                   Pioneer VCT Real Estate Shares Sub-Account
Fidelity VIP Mid Cap Sub-Account                         Putnam VT Equity Income Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   Putnam VT Multi-Cap Growth Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Russell Global Real Estate Securities Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Russell International Developed Markets Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             Russell Strategic Bond Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             Russell U.S. Small Cap Equity Sub-Account
Invesco V.I. Equity and Income Sub-Account               Russell U.S. Strategic Equity Sub-Account
Invesco V.I. International Growth Sub-Account (a)        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2017:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
BHFTII BlackRock Large Cap Value Sub-Account
BlackRock Global Allocation V.I. Sub-Account
VIF Global Infrastructure Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                                 New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio                (BHFTI) Wells Capital Management Mid Cap Value
                                                              Portfolio
(MIST) Invesco Mid Cap Value Portfolio                      (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity                 (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                  Equity Portfolio
(MIST) Met/Artisan International Portfolio                  (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio              (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                              Portfolio
(MIST) Met/Franklin Low Duration Total Return               (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                  Return Portfolio
(MIST) Met/Templeton International Bond Portfolio           (BHFTI) Brighthouse/Templeton International Bond
                                                              Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio          (BHFTI) Brighthouse/Wellington Large Cap Research
                                                              Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio               (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                      (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                    (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                       (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio               (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                   (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                              Portfolio
(MSF) Met/Dimensional International Small Company           (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                  Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc. (VIF)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Sub-Account............................        899,831         9,677,131        1,021,704           750,603
     American Funds Global Growth Sub-Account...................        864,722        19,990,517        1,204,455         3,265,914
     American Funds Global Small Capitalization Sub-Account.....        210,025         4,049,187           68,717           606,976
     American Funds Growth Sub-Account..........................        710,235        42,860,360        5,550,354         8,836,255
     American Funds Growth-Income Sub-Account...................        594,229        24,130,375        2,402,645         3,554,439
     BHFTI AB Global Dynamic Allocation Sub-Account.............     12,319,629       127,018,523        3,077,945        14,826,037
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................        384,690         4,132,154        1,247,938           245,544
     BHFTI American Funds Balanced Allocation Sub-Account.......     21,340,941       197,043,920       21,524,099        24,619,441
     BHFTI American Funds Growth Allocation Sub-Account.........     10,972,148        95,376,048       15,881,666        13,333,460
     BHFTI American Funds Growth Sub-Account....................      4,778,254        44,880,894        6,860,023         7,242,321
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,731,635       100,876,486        7,959,018        15,199,954
     BHFTI AQR Global Risk Balanced Sub-Account.................     13,880,465       144,706,790        9,110,520        12,607,463
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....     25,858,651       256,457,856        7,297,625        26,448,822
     BHFTI BlackRock High Yield Sub-Account.....................      2,506,097        19,922,749        2,052,219         2,588,856
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........      8,469,512        93,521,018        8,221,112        14,647,781
     BHFTI Brighthouse Balanced Plus Sub-Account................     40,208,395       418,398,095       43,094,669        24,618,592
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,014,307        29,641,582        1,987,121         5,520,313
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      2,923,180        28,901,114        1,888,605         4,708,615
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        597,350         6,153,506        1,072,275         1,512,142
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      1,758,618        17,268,538        3,356,795         4,901,931
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        289,108         3,277,652          200,937           466,474
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        111,574         1,184,407          148,589           205,029
     BHFTI Clarion Global Real Estate Sub-Account...............      1,806,064        20,697,069        1,438,330         2,661,137
     BHFTI ClearBridge Aggressive Growth Sub-Account............      2,760,437        30,432,708        1,403,505         8,136,534
     BHFTI Harris Oakmark International Sub-Account.............      3,566,766        50,647,750        2,659,448        11,011,756
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      4,446,257        45,635,616        8,423,775         3,920,640
     BHFTI Invesco Comstock Sub-Account.........................      2,469,658        30,167,196        2,395,032         5,819,587
     BHFTI Invesco Small Cap Growth Sub-Account.................      1,938,315        26,767,691        3,631,530         4,145,076
     BHFTI JPMorgan Core Bond Sub-Account.......................      2,971,233        30,968,595        4,286,157         3,271,670
     BHFTI JPMorgan Global Active Allocation Sub-Account........      5,339,036        58,780,949        4,650,915         8,372,646
     BHFTI JPMorgan Small Cap Value Sub-Account.................        238,504         3,486,691          463,593           580,942
     BHFTI Loomis Sayles Global Markets Sub-Account.............      1,102,601        14,072,905          994,903         2,711,756
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........      3,793,209        45,013,671        7,298,989         3,372,156
     BHFTI MFS Research International Sub-Account...............      2,604,954        28,836,085        1,030,497         5,173,959
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............        607,895         7,298,122          257,525         1,592,160
     BHFTI Oppenheimer Global Equity Sub-Account................        172,595         3,071,684          120,524           934,988
     BHFTI PanAgora Global Diversified Risk Sub-Account.........        380,462         4,058,618        1,459,118           947,121
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      6,440,661        69,089,856        3,815,221         4,019,231
     BHFTI PIMCO Total Return Sub-Account.......................     12,098,681       141,881,007        8,552,096         8,378,225
     BHFTI Pyramis Government Income Sub-Account................      4,296,362        46,106,267        3,582,804         4,865,565
     BHFTI Schroders Global Multi-Asset II Sub-Account..........      1,887,288        21,486,379        8,208,089         2,404,519
     BHFTI Schroders Global Multi-Asset Sub-Account.............      2,107,984        23,635,483        2,302,559         2,130,890
     BHFTI SSGA Growth and Income ETF Sub-Account...............      7,559,631        84,097,550        4,904,600        11,641,666
     BHFTI SSGA Growth ETF Sub-Account..........................      4,018,323        45,226,701        2,782,159         8,117,724
     BHFTI T. Rowe Price Large Cap Value Sub-Account............      1,621,286        45,227,879        7,283,933         9,130,560
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      4,163,881        38,943,701        4,599,560         7,274,777
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........        952,602        15,842,576          813,979         2,470,503
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,870,505        24,553,512          735,621         2,879,925
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,165,734        11,095,526          563,231         3,446,376
     BHFTII BlackRock Bond Income Sub-Account...................         81,021         8,645,166          901,577           678,111

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         37,087         1,062,757           85,507           207,768
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        480,809        48,146,772       19,932,952        21,031,034
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        748,870         8,162,369        4,470,512         5,255,402
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     30,547,125       366,598,942       22,064,776        53,621,548
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     42,283,040       532,685,373       34,271,789        67,690,115
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     30,766,376       422,694,371       33,820,231        51,545,924
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         58,603        12,408,427          513,243         2,055,978
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        389,699         5,508,384        1,450,230         1,551,775
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,640,803        77,397,659        5,366,148        10,805,364
     BHFTII Frontier Mid Cap Growth Sub-Account.................        245,414         7,323,584          244,024         1,504,784
     BHFTII Jennison Growth Sub-Account.........................      3,035,882        37,804,312        3,852,756        10,281,206
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,095           737,579           83,960            94,789
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         37,807           418,474           55,920            98,446
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,659,101        18,054,220        2,701,755         1,434,172
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        432,781         6,934,861        1,891,837         1,410,384
     BHFTII MetLife MSCI EAFE Index Sub-Account.................        522,782         6,218,403        1,289,443         1,072,165
     BHFTII MetLife Russell 2000 Index Sub-Account..............        538,299         9,117,303        1,494,266         1,254,975
     BHFTII MetLife Stock Index Sub-Account.....................      1,037,371        36,663,276        4,384,991        10,385,135
     BHFTII MFS Total Return Sub-Account........................         44,275         6,342,735          793,682           903,773
     BHFTII MFS Value Sub-Account...............................      1,527,092        22,738,943        3,033,666         4,187,963
     BHFTII Neuberger Berman Genesis Sub-Account................        563,665         8,550,264        1,240,081         1,943,819
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,060,852        22,324,713        3,369,319         4,558,269
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         21,753           327,659           37,509            87,217
     BHFTII VanEck Global Natural Resources Sub-Account.........        463,220         5,359,521          926,644           621,987
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,245,414        68,216,317        5,572,232         7,805,341
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,214,120        26,497,377        3,215,251         4,122,649
     Fidelity VIP Contrafund Sub-Account........................        555,960        16,001,230        1,667,903         2,304,413
     Fidelity VIP Equity-Income Sub-Account.....................          2,765            57,849            2,260             5,019
     Fidelity VIP Mid Cap Sub-Account...........................        457,755        13,867,388        1,102,786         2,078,785
     FTVIPT Franklin Income VIP Sub-Account.....................      1,333,184        20,428,127        1,177,446         2,146,576
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        192,642         3,432,989          329,743           421,212
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        208,639         3,652,572          430,807           314,106
     FTVIPT Templeton Foreign VIP Sub-Account...................        788,073        11,895,114          431,378         1,468,939
     FTVIPT Templeton Global Bond VIP Sub-Account...............        650,318        11,831,449          278,290           852,800
     Invesco V.I. Equity and Income Sub-Account.................        984,127        14,822,876          969,617         2,265,539
     Invesco V.I. International Growth Sub-Account..............        277,740         7,731,929          307,140         1,192,719
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        678,804        14,106,695        1,734,569         1,566,201
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        626,343        17,351,996        1,351,817         2,075,537
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        756,639         9,457,131          273,838         2,468,852
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         11,634           225,582           78,987            54,712
     LMPVET ClearBridge Variable Large Cap Value
       Sub-Account..............................................         20,777           343,008           25,225            84,009
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        192,003         3,561,457          368,066           702,951
     LMPVET QS Variable Conservative Growth Sub-Account.........        159,574         2,078,255          314,666           244,492
     LMPVET QS Variable Growth Sub-Account......................         98,225         1,270,449          263,969           263,078
     LMPVET QS Variable Moderate Growth Sub-Account.............          4,149            50,593           10,605             1,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,161,605         9,103,612          596,313           831,188

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 --------------    -------------    --------------    --------------
     Oppenheimer VA Main Street Small Cap Sub-Account..........         172,259        3,189,563           358,594           839,006
     PIMCO VIT High Yield Sub-Account..........................          15,856          114,227             9,256             6,128
     PIMCO VIT Low Duration Sub-Account........................           5,807           59,513             1,367             4,194
     Pioneer VCT Mid Cap Value Sub-Account.....................         117,604        2,168,333           342,151           307,984
     Pioneer VCT Real Estate Shares Sub-Account................             787            6,269             1,085               249
     Putnam VT Equity Income Sub-Account.......................           3,292           57,894             8,072             4,180
     Putnam VT Multi-Cap Growth Sub-Account....................           6,560          154,447            25,950            20,134
     Russell Global Real Estate Securities Sub-Account.........             584            8,124               459               116
     Russell International Developed Markets Sub-Account.......           1,086           11,222               820               180
     Russell Strategic Bond Sub-Account........................           2,341           24,848               325               339
     Russell U.S. Small Cap Equity Sub-Account.................             296            3,894               323                61
     Russell U.S. Strategic Equity Sub-Account.................           2,904           44,101             5,414               692
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account.............................................             540           16,954             1,179               948

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                        AMERICAN FUNDS                AMERICAN FUNDS
                                       AMERICAN FUNDS BOND               GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         510,982         565,472         568,974        612,272        121,273        123,980
Units issued and transferred
   from other funding options..          62,049          26,487          32,117         30,683          2,466         10,877
Units redeemed and transferred
   to other funding options....        (56,312)        (80,977)        (71,604)       (73,981)       (13,808)       (13,584)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         516,719         510,982         529,487        568,974        109,931        121,273
                                 ==============  ==============  ==============  =============  =============  =============


                                                                        AMERICAN FUNDS                  BHFTI AB GLOBAL
                                     AMERICAN FUNDS GROWTH               GROWTH-INCOME                DYNAMIC ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        193,398         216,165         155,816         171,529      12,052,765      12,613,899
Units issued and transferred
   from other funding options..          1,756           3,988          31,247           6,251         269,886         529,895
Units redeemed and transferred
   to other funding options....       (27,734)        (26,755)        (17,700)        (21,964)     (1,168,669)     (1,091,029)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        167,420         193,398         169,363         155,816      11,153,982      12,052,765
                                 =============  ==============  ==============  ==============  ==============  ==============

                                 BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                    DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------------------------  -----------------------------  -----------------------------
                                      2017            2016             2017           2016            2017           2016
                                  -------------  -------------    -------------  --------------  --------------  -------------

Units beginning of year........       3,030,817      2,419,872       15,611,686      16,602,026       7,212,209      7,658,016
Units issued and transferred
   from other funding options..       1,132,787        950,762          879,845         861,350         716,861        295,082
Units redeemed and transferred
   to other funding options....       (268,161)      (339,817)      (1,837,438)     (1,851,690)       (956,159)      (740,889)
                                  -------------  -------------    -------------  --------------  --------------  -------------
Units end of year..............       3,895,443      3,030,817       14,654,093      15,611,686       6,972,911      7,212,209
                                  =============  =============    =============  ==============  ==============  =============


                                     BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS                   BHFTI
                                            GROWTH                   MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016           2017            2016
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      4,340,981       4,464,645       8,497,805      8,864,010     12,028,480     13,270,365
Units issued and transferred
   from other funding options..        431,397         474,133         254,562        367,705        344,333        399,413
Units redeemed and transferred
   to other funding options....      (638,861)       (597,797)     (1,142,833)      (733,910)    (1,241,014)    (1,641,298)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      4,133,517       4,340,981       7,609,534      8,497,805     11,131,799     12,028,480
                                 =============  ==============  ==============  =============  =============  =============

                                         BHFTI BLACKROCK                                              BHFTI BRIGHTHOUSE
                                   GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      22,869,283      24,563,596        722,071         772,951       6,274,951      6,569,734
Units issued and transferred
   from other funding options..         513,655         826,624         60,624          99,370         102,048        190,158
Units redeemed and transferred
   to other funding options....     (2,148,069)     (2,520,937)      (105,971)       (150,250)       (757,147)      (484,941)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............      21,234,869      22,869,283        676,724         722,071       5,619,852      6,274,951
                                 ==============  ==============  =============  ==============  ==============  =============


                                       BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                         BALANCED PLUS                 SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017           2016            2017           2016
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........      32,202,037     32,062,067       1,246,908      1,419,455      3,035,429       3,357,805
Units issued and transferred
   from other funding options..       2,243,206      2,536,592          64,756         80,013        263,176         276,918
Units redeemed and transferred
   to other funding options....     (2,543,811)    (2,396,622)       (220,281)      (252,560)      (500,565)       (599,294)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............      31,901,432     32,202,037       1,091,383      1,246,908      2,798,040       3,035,429
                                 ==============  =============  ==============  =============  =============  ==============

                                    BHFTI BRIGHTHOUSE/EATON       BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                      VANCE FLOATING RATE          LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         572,091        646,450       1,865,856       1,944,003        250,541         239,083
Units issued and transferred
   from other funding options..          92,613         89,915         409,417         351,561         24,953          37,563
Units redeemed and transferred
   to other funding options....       (141,970)      (164,274)       (565,040)       (429,708)       (42,033)        (26,105)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         522,734        572,091       1,710,233       1,865,856        233,461         250,541
                                 ==============  =============  ==============  ==============  =============  ==============


                                 BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION                BHFTI CLEARBRIDGE
                                      LARGE CAP RESEARCH              GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------   -------------  --------------  --------------  -------------

Units beginning of year........         96,070         105,203       1,243,407       1,380,633       3,226,408      3,593,923
Units issued and transferred
   from other funding options..          3,736           3,973         114,722          86,168         154,259        275,029
Units redeemed and transferred
   to other funding options....        (9,478)        (13,106)       (202,903)       (223,394)       (530,617)      (642,544)
                                 -------------  --------------   -------------  --------------  --------------  -------------
Units end of year..............         90,328          96,070       1,155,226       1,243,407       2,850,050      3,226,408
                                 =============  ==============   =============  ==============  ==============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         BHFTI HARRIS                  BHFTI INVESCO
                                     OAKMARK INTERNATIONAL       BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,141,065      2,327,027     35,997,671     32,854,167      2,194,769      2,440,674
Units issued and transferred
   from other funding options..         131,343        240,614      5,362,254      7,582,770         92,606        120,916
Units redeemed and transferred
   to other funding options....       (418,225)      (426,576)    (4,855,417)    (4,439,266)      (351,731)      (366,821)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,854,183      2,141,065     36,504,508     35,997,671      1,935,644      2,194,769
                                 ==============  =============  =============  =============  =============  =============


                                          BHFTI INVESCO                                              BHFTI JPMORGAN
                                        SMALL CAP GROWTH          BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2017            2016           2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........         924,203       1,002,342      2,700,472      2,699,320     50,757,669     47,107,126
Units issued and transferred
   from other funding options..          52,489          77,251        496,631        500,730      4,173,059      9,554,548
Units redeemed and transferred
   to other funding options....       (146,988)       (155,390)      (427,961)      (499,578)    (7,823,736)    (5,904,005)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............         829,704         924,203      2,769,142      2,700,472     47,106,992     50,757,669
                                 ==============  ==============  =============  =============  =============  =============

                                        BHFTI JPMORGAN                  BHFTI LOOMIS                   BHFTI METLIFE
                                        SMALL CAP VALUE             SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........        190,834         214,127      1,036,206       1,142,649     29,527,314     25,386,319
Units issued and transferred
   from other funding options..         13,163           6,755         60,625          82,703      4,872,381      7,930,108
Units redeemed and transferred
   to other funding options....       (26,409)        (30,048)      (148,976)       (189,146)    (3,045,624)    (3,789,113)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............        177,588         190,834        947,855       1,036,206     31,354,071     29,527,314
                                 =============  ==============  =============  ==============  =============  =============


                                      BHFTI MFS RESEARCH            BHFTI MORGAN STANLEY              BHFTI OPPENHEIMER
                                         INTERNATIONAL                 MID CAP GROWTH                   GLOBAL EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2017           2016            2017           2016            2017            2016
                                 --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year........       2,049,260      2,153,196         600,877        594,647         154,613         164,302
Units issued and transferred
   from other funding options..          65,084        160,130          25,425         70,252           3,616          10,100
Units redeemed and transferred
   to other funding options....       (314,098)      (264,066)        (84,631)       (64,022)        (29,309)        (19,789)
                                 --------------  -------------  --------------  -------------  --------------  --------------
Units end of year..............       1,800,246      2,049,260         541,671        600,877         128,920         154,613
                                 ==============  =============  ==============  =============  ==============  ==============

                                       BHFTI PANAGORA              BHFTI PIMCO INFLATION
                                   GLOBAL DIVERSIFIED RISK            PROTECTED BOND           BHFTI PIMCO TOTAL RETURN
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016           2017            2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      3,240,050        904,034      4,421,076      4,837,263      7,773,045       8,485,580
Units issued and transferred
   from other funding options..      1,465,031      3,204,151        531,955        318,166        866,255         717,566
Units redeemed and transferred
   to other funding options....      (973,580)      (868,135)      (542,938)      (734,353)      (908,340)     (1,430,101)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      3,731,501      3,240,050      4,410,093      4,421,076      7,730,960       7,773,045
                                 =============  =============  =============  =============  =============  ==============


                                        BHFTI PYRAMIS                 BHFTI SCHRODERS               BHFTI SCHRODERS
                                      GOVERNMENT INCOME            GLOBAL MULTI-ASSET II          GLOBAL MULTI-ASSET
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016            2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      4,300,993      4,341,821      1,364,876      1,488,949     19,337,757      19,308,600
Units issued and transferred
   from other funding options..        436,062        495,474        723,915        356,015      1,858,743       2,012,624
Units redeemed and transferred
   to other funding options....      (587,818)      (536,302)      (253,257)      (480,088)    (2,050,205)     (1,983,467)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      4,149,237      4,300,993      1,835,534      1,364,876     19,146,295      19,337,757
                                 =============  =============  =============  =============  =============  ==============

                                    BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                         INCOME ETF                BHFTI SSGA GROWTH ETF           LARGE CAP VALUE
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016            2017           2016           2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,009,768      6,361,369      3,297,259      3,576,953        712,260        822,870
Units issued and transferred
   from other funding options..        243,050        179,322        104,292        123,959         35,772         49,449
Units redeemed and transferred
   to other funding options....      (738,372)      (530,923)      (490,670)      (403,653)      (115,796)      (160,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,514,446      6,009,768      2,910,881      3,297,259        632,236        712,260
                                 =============  =============  =============  =============  =============  =============


                                     BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL
                                       MID CAP GROWTH                 MID CAP VALUE            MANAGEMENT MID CAP VALUE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017          2016           2017           2016            2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,347,030      2,528,906        514,649        541,952        998,992      1,091,026
Units issued and transferred
   from other funding options..         88,982        223,958         39,951         47,796         54,279         66,185
Units redeemed and transferred
   to other funding options....      (374,847)      (405,834)       (79,299)       (75,099)      (137,086)      (158,219)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,061,165      2,347,030        475,301        514,649        916,185        998,992
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                     BHFTII BAILLIE GIFFORD                  BHFTII                     BHFTII BLACKROCK
                                       INTERNATIONAL STOCK            BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,150,477       1,261,509         139,016         143,286          89,036          87,289
Units issued and transferred
   from other funding options..          53,095         126,398          15,026          14,738           2,121           5,306
Units redeemed and transferred
   to other funding options....       (242,175)       (237,430)        (13,890)        (19,008)         (7,585)         (3,559)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         961,397       1,150,477         140,152         139,016          83,572          89,036
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       BHFTII BLACKROCK              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                     ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20            ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........      5,048,494       5,175,195        621,725         528,487     25,163,031      27,623,837
Units issued and transferred
   from other funding options..      3,025,642       3,004,996        325,088         427,846        511,317         760,174
Units redeemed and transferred
   to other funding options....    (2,854,607)     (3,131,697)      (361,996)       (334,608)    (3,355,138)     (3,220,980)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............      5,219,529       5,048,494        584,817         621,725     22,319,210      25,163,031
                                 =============  ==============  =============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80               MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      33,270,831      35,981,037      25,900,408      28,152,718         649,443         727,452
Units issued and transferred
   from other funding options..         963,400         791,627         589,675         707,382          46,619          37,873
Units redeemed and transferred
   to other funding options....     (4,101,661)     (3,501,833)     (2,938,327)     (2,959,692)       (106,173)       (115,882)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      30,132,570      33,270,831      23,551,756      25,900,408         589,889         649,443
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                            BHFTII                         BHFTII
                                    BRIGHTHOUSE/DIMENSIONAL        BRIGHTHOUSE/WELLINGTON                 BHFTII
                                  INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016            2017           2016           2017            2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........        240,869         260,140      3,460,828       3,429,684        408,397         451,369
Units issued and transferred
   from other funding options..         50,633          25,929        151,749         582,890          4,874          25,928
Units redeemed and transferred
   to other funding options....       (67,012)        (45,200)      (453,689)       (551,746)       (64,349)        (68,900)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............        224,490         240,869      3,158,888       3,460,828        348,922         408,397
                                 =============  ==============  =============  ==============  =============  ==============

                                                                       BHFTII LOOMIS                 BHFTII LOOMIS
                                    BHFTII JENNISON GROWTH         SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,215,010      2,402,666         13,831         14,846         25,557         28,005
Units issued and transferred
   from other funding options..         44,021        158,936            557            996          1,483          1,932
Units redeemed and transferred
   to other funding options....      (416,714)      (346,592)        (1,409)        (2,011)        (4,248)        (4,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,842,317      2,215,010         12,979         13,831         22,792         25,557
                                 =============  =============  =============  =============  =============  =============


                                        BHFTII METLIFE                BHFTII METLIFE                BHFTII METLIFE
                                     AGGREGATE BOND INDEX           MID CAP STOCK INDEX             MSCI EAFE INDEX
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,077,178        897,469        252,724        259,569        469,663        491,903
Units issued and transferred
   from other funding options..        213,459        382,232         52,500         55,713         89,839         51,144
Units redeemed and transferred
   to other funding options....      (145,169)      (202,523)       (50,499)       (62,558)       (78,033)       (73,384)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,145,468      1,077,178        254,725        252,724        481,469        469,663
                                 =============  =============  =============  =============  =============  =============

                                         BHFTII METLIFE
                                       RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX        BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         361,122         392,896       2,397,621      2,448,388         126,252         140,275
Units issued and transferred
   from other funding options..          42,356          43,416         175,733        380,697           5,888           6,080
Units redeemed and transferred
   to other funding options....        (46,535)        (75,190)       (492,500)      (431,464)        (14,352)        (20,103)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         356,943         361,122       2,080,854      2,397,621         117,788         126,252
                                 ==============  ==============  ==============  =============  ==============  ==============


                                                                          BHFTII                    BHFTII T. ROWE
                                       BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017            2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        920,511        954,325        467,759        518,912      1,195,673      1,214,561
Units issued and transferred
   from other funding options..         65,974        176,162         23,142         34,517        130,120        233,921
Units redeemed and transferred
   to other funding options....      (161,190)      (209,976)       (77,624)       (85,670)      (242,812)      (252,809)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        825,295        920,511        413,277        467,759      1,082,981      1,195,673
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                                                           BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK            WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........          14,995          16,556        364,533         482,930       2,294,873             700
Units issued and transferred
   from other funding options..             201             526        104,041          77,357         186,023       2,493,692
Units redeemed and transferred
   to other funding options....         (2,269)         (2,087)       (66,964)       (195,754)       (307,300)       (199,519)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............          12,927          14,995        401,610         364,533       2,173,596       2,294,873
                                 ==============  ==============  =============  ==============  ==============  ==============


                                             BHFTII
                                    WESTERN ASSET MANAGEMENT
                                         U.S. GOVERNMENT            FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       1,530,869       1,586,953         401,852        401,103           2,475           3,431
Units issued and transferred
   from other funding options..         248,636         235,477         103,693         45,827              --              --
Units redeemed and transferred
   to other funding options....       (311,001)       (291,561)        (43,318)       (45,078)           (178)           (956)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       1,468,504       1,530,869         462,227        401,852           2,297           2,475
                                 ==============  ==============  ==============  =============  ==============  ==============

                                                                                                          FTVIPT
                                      FIDELITY VIP MID CAP        FTVIPT FRANKLIN INCOME VIP    FRANKLIN MUTUAL SHARES VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         249,389         263,325         346,722        384,412        122,275        129,815
Units issued and transferred
   from other funding options..           8,880          11,328          11,529         12,255          4,299          5,868
Units redeemed and transferred
   to other funding options....        (31,632)        (25,264)        (35,189)       (49,945)       (12,625)       (13,408)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         226,637         249,389         323,062        346,722        113,949        122,275
                                 ==============  ==============  ==============  =============  =============  =============


                                            FTVIPT                          FTVIPT                          FTVIPT
                                 FRANKLIN SMALL CAP VALUE VIP        TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        240,405         264,433         514,287         535,764         589,940         612,689
Units issued and transferred
   from other funding options..         15,791          11,386          11,982          34,413          32,602          39,098
Units redeemed and transferred
   to other funding options....       (24,014)        (35,414)        (59,265)        (55,890)        (56,105)        (61,847)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        232,182         240,405         467,004         514,287         566,437         589,940
                                 =============  ==============  ==============  ==============  ==============  ==============

                                                                          INVESCO V.I.                 LMPVET CLEARBRIDGE
                                 INVESCO V.I. EQUITY AND INCOME       INTERNATIONAL GROWTH         VARIABLE AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017           2016            2017            2016
                                  --------------  -------------   --------------  -------------  --------------  --------------

Units beginning of year........          771,024        836,877          331,644        343,336         635,486         659,012
Units issued and transferred
   from other funding options..           30,905         33,662           14,668         18,442         161,572          59,190
Units redeemed and transferred
   to other funding options....         (96,176)       (99,515)         (39,846)       (30,134)        (59,639)        (82,716)
                                  --------------  -------------   --------------  -------------  --------------  --------------
Units end of year..............          705,753        771,024          306,466        331,644         737,419         635,486
                                  ==============  =============   ==============  =============  ==============  ==============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         422,725        454,520         664,108         720,660          8,139           9,250
Units issued and transferred
   from other funding options..          55,118         28,338           9,147          32,860          2,109             672
Units redeemed and transferred
   to other funding options....        (37,892)       (60,133)       (101,147)        (89,412)        (1,575)         (1,783)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         439,951        422,725         572,108         664,108          8,673           8,139
                                 ==============  =============  ==============  ==============  =============  ==============

                                      LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                 LMPVET QS
                                   VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                      2017           2016           2017           2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         18,344         15,403        157,574        174,184         97,631        110,832
Units issued and transferred
   from other funding options..            293          4,633         40,959         16,909          1,581          7,317
Units redeemed and transferred
   to other funding options....        (2,925)        (1,692)       (23,970)       (33,519)        (9,411)       (20,518)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         15,712         18,344        174,563        157,574         89,801         97,631
                                 =============  =============  =============  =============  =============  =============


                                                                          LMPVET QS                LMPVIT WESTERN ASSET
                                   LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  --------------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  -------------   -------------  -------------   -------------  -------------

Units beginning of year........         67,986         72,554           2,494          2,766         345,252        382,235
Units issued and transferred
   from other funding options..          1,273          1,137              --             11          32,819         24,699
Units redeemed and transferred
   to other funding options....       (10,811)        (5,705)            (18)          (283)        (34,758)       (61,682)
                                 -------------  -------------   -------------  -------------   -------------  -------------
Units end of year..............         58,448         67,986           2,476          2,494         343,313        345,252
                                 =============  =============   =============  =============   =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         OPPENHEIMER VA
                                      MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         144,427         154,239          5,406           6,064           4,155           4,350
Units issued and transferred
   from other funding options..           5,332           7,086            210               6              47               3
Units redeemed and transferred
   to other funding options....        (25,735)        (16,898)          (262)           (664)           (230)           (198)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         124,024         144,427          5,354           5,406           3,972           4,155
                                 ==============  ==============  =============  ==============  ==============  ==============


                                                                       PIONEER VCT
                                  PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         46,933         47,288            396            397          2,546          1,969
Units issued and transferred
   from other funding options..          3,582          5,243             --             --            148            670
Units redeemed and transferred
   to other funding options....        (6,180)        (5,598)            (2)            (1)          (106)           (93)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         44,335         46,933            394            396          2,588          2,546
                                 =============  =============  =============  =============  =============  =============

                                                                             RUSSELL                  RUSSELL INTERNATIONAL
                                  PUTNAM VT MULTI-CAP GROWTH      GLOBAL REAL ESTATE SECURITIES         DEVELOPED MARKETS
                                          SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017            2016             2017            2016
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,697          20,399             215             215              959             959
Units issued and transferred
   from other funding options..             608             863              --              --               --              --
Units redeemed and transferred
   to other funding options....         (1,323)         (2,565)              --              --               --              --
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          17,982          18,697             215             215              959             959
                                 ==============  ==============  ==============  ==============   ==============  ==============



                                     RUSSELL STRATEGIC BOND         RUSSELL U.S. SMALL CAP EQUITY     RUSSELL U.S. STRATEGIC EQUITY
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2017            2016             2017             2016             2017             2016
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year........           1,250            1,250              206              206            2,931            2,931
Units issued and transferred
   from other funding options..              --               --               --               --               --               --
Units redeemed and transferred
   to other funding options....              --               --               --               --               --               --
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..............           1,250            1,250              206              206            2,931            2,931
                                 ==============  ===============  ===============  ===============  ===============  ===============

                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2017            2016
                                        --------------  --------------

Units beginning of year...............             340             437
Units issued and transferred
   from other funding options.........              --              --
Units redeemed and transferred
   to other funding options...........            (18)            (97)
                                        --------------  --------------
Units end of year.....................             322             340
                                        ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2017:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  American Funds Bond                2017       516,719      1.02 - 20.26      9,619,168
     Sub-Account                     2016       510,982     17.19 - 19.73      9,328,684
                                     2015       565,472     16.97 - 19.35     10,165,126
                                     2014       623,582     17.21 - 19.48     11,308,400
                                     2013       621,866     16.62 - 18.68     10,869,085

  American Funds Global              2017       529,487      1.21 - 59.65     26,149,102
     Growth Sub-Account              2016       568,974     36.46 - 45.71     22,371,779
                                     2015       612,272     36.93 - 45.77     24,248,646
                                     2014       682,942     35.19 - 43.13     25,669,460
                                     2013       719,174     35.06 - 42.47     26,820,141

  American Funds Global Small        2017       109,931     43.30 - 51.69      5,191,799
     Capitalization Sub-Account      2016       121,273     34.96 - 41.36      4,602,725
                                     2015       123,980     34.81 - 40.82      4,660,568
                                     2014       130,008     35.30 - 41.02      4,933,146
                                     2013       137,218     35.14 - 40.47      5,157,246

  American Funds Growth              2017       167,420   287.27 - 424.27     54,936,688
     Sub-Account                     2016       193,398   228.20 - 333.19     50,326,729
                                     2015       216,165   212.42 - 306.61     52,129,155
                                     2014       245,550   202.60 - 289.09     56,173,858
                                     2013       276,743   190.29 - 268.43     59,275,023

  American Funds                     2017       169,363     1.12 - 260.58     29,538,837
     Growth-Income Sub-Account       2016       155,816   157.24 - 214.95     27,167,990
                                     2015       171,529   143.70 - 194.58     27,208,029
                                     2014       187,082   144.35 - 193.62     29,698,695
                                     2013       210,376   132.98 - 176.68     30,630,870

  BHFTI AB Global Dynamic            2017    11,153,982     13.37 - 14.54    154,611,285
     Allocation Sub-Account          2016    12,052,765     12.01 - 12.89    149,179,976
                                     2015    12,613,899     11.82 - 12.54    152,872,305
                                     2014    13,566,496     11.99 - 12.56    165,816,100
                                     2013    13,793,702     11.40 - 11.79    159,403,910

  BHFTI Allianz Global               2017     3,895,443      1.14 - 11.84      4,585,468
     Investors Dynamic               2016     3,030,817       1.01 - 1.03      3,097,990
     Multi-Asset Plus Sub-Account    2015     2,419,872       1.01 - 1.02      2,457,753
     (Commenced 4/28/2014)           2014       435,600              1.04        453,097

  BHFTI American Funds               2017    14,654,093     14.85 - 16.44    226,000,539
     Balanced Allocation             2016    15,611,686     12.96 - 14.20    209,263,299
     Sub-Account                     2015    16,602,026     12.26 - 13.19    209,463,986
                                     2014    17,609,124     12.59 - 13.41    227,310,122
                                     2013    18,034,572     12.10 - 12.78    222,907,253

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  American Funds Bond                2017      1.93         0.95 - 1.65         1.90 - 2.69
     Sub-Account                     2016      1.64         0.95 - 1.65         1.26 - 1.97
                                     2015      1.65         0.95 - 1.65     (1.37) - (0.67)
                                     2014      1.94         0.95 - 1.65         3.56 - 4.28
                                     2013      1.85         0.95 - 1.65     (3.76) - (3.08)

  American Funds Global              2017      0.65         0.75 - 1.90       21.63 - 30.49
     Growth Sub-Account              2016      0.91         0.75 - 1.90     (1.27) - (0.13)
                                     2015      0.98         0.75 - 1.90         4.92 - 6.14
                                     2014      1.15         0.75 - 1.90         0.39 - 1.55
                                     2013      1.24         0.75 - 1.90       26.75 - 28.21

  American Funds Global Small        2017      0.43         0.75 - 1.65       23.84 - 24.96
     Capitalization Sub-Account      2016      0.25         0.75 - 1.65         0.43 - 1.34
                                     2015        --         0.75 - 1.65     (1.38) - (0.48)
                                     2014      0.12         0.75 - 1.65         0.45 - 1.36
                                     2013      0.87         0.75 - 1.65       26.18 - 27.32

  American Funds Growth              2017      0.49         0.75 - 1.90       25.89 - 27.34
     Sub-Account                     2016      0.76         0.75 - 1.90         7.43 - 8.67
                                     2015      0.58         0.75 - 1.90         4.85 - 6.06
                                     2014      0.77         0.75 - 1.90         6.47 - 7.70
                                     2013      0.93         0.75 - 1.90       27.65 - 29.13

  American Funds                     2017      1.38         0.95 - 1.90       12.90 - 21.23
     Growth-Income Sub-Account       2016      1.46         0.95 - 1.90        9.42 - 10.47
                                     2015      1.28         0.95 - 1.90       (0.45) - 0.50
                                     2014      1.26         0.95 - 1.90         8.55 - 9.59
                                     2013      1.35         0.95 - 1.90       30.99 - 32.24

  BHFTI AB Global Dynamic            2017      1.47         0.75 - 2.00        9.09 - 12.77
     Allocation Sub-Account          2016      1.59         0.75 - 2.00         1.54 - 2.82
                                     2015      3.26         0.75 - 2.00     (1.41) - (0.17)
                                     2014      1.94         0.75 - 2.00         5.22 - 6.55
                                     2013      1.26         0.75 - 2.00        8.95 - 10.32

  BHFTI Allianz Global               2017      1.49         0.95 - 2.00       10.54 - 14.40
     Investors Dynamic               2016      0.05         1.15 - 2.00       (0.02) - 0.83
     Multi-Asset Plus Sub-Account    2015      1.44         1.15 - 2.00     (2.94) - (2.12)
     (Commenced 4/28/2014)           2014      0.88         1.30 - 2.00         3.95 - 4.44

  BHFTI American Funds               2017      1.49         0.90 - 1.95       10.36 - 15.81
     Balanced Allocation             2016      1.61         0.90 - 1.95         5.73 - 6.84
     Sub-Account                     2015      1.39         1.00 - 1.95     (2.62) - (1.69)
                                     2014      1.26         1.00 - 1.95         4.00 - 4.99
                                     2013      1.35         1.00 - 1.95       16.24 - 17.35

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds Growth    2017     6,972,911    15.63 - 16.89     112,574,239
     Allocation Sub-Account      2016     7,212,209    13.13 - 14.08      97,519,287
                                 2015     7,658,016    12.29 - 13.07      96,555,654
                                 2014     7,946,552    12.63 - 13.32     102,586,064
                                 2013     8,656,999    12.10 - 12.67     106,729,414

  BHFTI American Funds Growth    2017     4,133,517     1.16 - 19.69      53,468,640
     Sub-Account                 2016     4,340,981     1.55 - 15.60      46,939,814
                                 2015     4,464,645     1.44 - 14.48      46,911,838
                                 2014     4,458,269     1.37 - 13.78      49,790,311
                                 2013     4,659,735     1.29 - 12.90      54,735,692

  BHFTI American Funds           2017     7,609,534    13.98 - 15.48     110,213,872
     Moderate Allocation         2016     8,497,805    12.62 - 13.83     110,700,622
     Sub-Account                 2015     8,864,010    12.03 - 12.94     109,590,218
                                 2014     9,369,175    12.35 - 13.16     118,528,940
                                 2013    10,005,715    11.87 - 12.53     121,231,509

  BHFTI AQR Global Risk          2017    11,131,799    10.61 - 12.24     129,921,112
     Balanced Sub-Account        2016    12,028,480     9.79 - 11.23     129,696,803
                                 2015    13,270,365     9.10 - 10.38     133,212,455
                                 2014    14,582,265    10.20 - 11.57     164,216,972
                                 2013    15,825,730    10.84 - 11.21     173,901,364

  BHFTI BlackRock Global         2017    21,234,869    12.74 - 13.85     280,307,728
     Tactical Strategies         2016    22,869,283    11.47 - 12.31     270,299,765
     Sub-Account                 2015    24,563,596    11.20 - 11.88     281,948,937
                                 2014    25,901,164    11.44 - 11.98     301,995,802
                                 2013    26,722,304    11.02 - 11.40     298,572,740

  BHFTI BlackRock High Yield     2017       676,724    26.58 - 34.33      19,418,263
     Sub-Account                 2016       722,071    25.15 - 32.10      19,527,426
                                 2015       772,951    22.50 - 28.38      18,646,696
                                 2014       784,188    23.91 - 29.80      20,028,907
                                 2013       804,511    23.60 - 29.06      20,176,319

  BHFTI Brighthouse Asset        2017     5,619,852    19.23 - 22.52     112,305,687
     Allocation 100 Sub-Account  2016     6,274,951    15.95 - 18.46     103,693,356
                                 2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362

  BHFTI Brighthouse Balanced     2017    31,901,432    14.46 - 15.72     478,881,949
     Plus Sub-Account            2016    32,202,037    12.46 - 13.38     414,260,098
                                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427

  BHFTI Brighthouse Small Cap    2017     1,091,383    29.62 - 42.09      33,921,498
     Value Sub-Account           2016     1,246,908    27.04 - 38.11      35,260,895
                                 2015     1,419,455    20.86 - 29.38      31,073,203
                                 2014     1,597,062    22.50 - 31.43      37,535,474
                                 2013     1,707,562    22.57 - 31.26      40,127,411



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds Growth    2017      1.24         1.15 - 1.95         19.01 - 19.96
     Allocation Sub-Account      2016      1.30         1.15 - 1.95           6.85 - 7.71
                                 2015      1.31         1.15 - 1.95       (2.67) - (1.89)
                                 2014      1.04         1.15 - 1.95           4.33 - 5.17
                                 2013      1.01         1.15 - 1.95         22.69 - 23.68

  BHFTI American Funds Growth    2017      0.40         0.95 - 1.95         16.76 - 26.70
     Sub-Account                 2016      0.30         0.95 - 1.95           6.99 - 8.07
                                 2015      0.87         0.95 - 2.00           4.38 - 5.48
                                 2014      0.56         0.95 - 2.00           6.04 - 7.16
                                 2013      0.45         0.95 - 2.00         11.27 - 28.11

  BHFTI American Funds           2017      1.77         0.90 - 1.95          7.74 - 11.96
     Moderate Allocation         2016      1.90         0.90 - 1.95           4.95 - 6.05
     Sub-Account                 2015      1.48         1.00 - 1.95       (2.64) - (1.71)
                                 2014      1.46         1.00 - 1.95           4.05 - 5.04
                                 2013      1.64         1.00 - 1.95         11.33 - 12.39

  BHFTI AQR Global Risk          2017      1.70         0.75 - 2.00           6.41 - 8.98
     Balanced Sub-Account        2016        --         0.75 - 2.00           6.80 - 8.15
                                 2015      5.49         0.75 - 2.00     (11.36) - (10.25)
                                 2014        --         0.75 - 2.00           1.94 - 3.22
                                 2013      2.03         0.75 - 2.00       (5.30) - (4.11)

  BHFTI BlackRock Global         2017      0.67         0.75 - 2.00          9.18 - 12.46
     Tactical Strategies         2016      1.45         0.75 - 2.00           2.36 - 3.65
     Sub-Account                 2015      1.56         0.75 - 2.00       (2.09) - (0.85)
                                 2014      1.12         0.75 - 2.00           3.82 - 5.12
                                 2013      1.33         0.75 - 2.00           8.12 - 9.48

  BHFTI BlackRock High Yield     2017      5.34         0.75 - 1.95           5.68 - 6.96
     Sub-Account                 2016      6.56         0.75 - 1.95         11.78 - 13.13
                                 2015      7.82         0.75 - 1.95       (5.90) - (4.76)
                                 2014      5.91         0.75 - 1.95           1.30 - 2.52
                                 2013      6.57         0.75 - 1.95           7.22 - 8.52

  BHFTI Brighthouse Asset        2017      1.24         0.75 - 1.95         14.26 - 22.02
     Allocation 100 Sub-Account  2016      2.25         0.75 - 1.95           6.87 - 8.16
                                 2015      1.29         0.75 - 1.95       (3.90) - (2.74)
                                 2014      0.71         0.75 - 1.95           3.06 - 4.30
                                 2013      0.74         0.75 - 1.95         27.01 - 28.54

  BHFTI Brighthouse Balanced     2017      1.55         0.75 - 2.00         11.64 - 17.45
     Plus Sub-Account            2016      2.85         0.75 - 2.00           6.22 - 7.56
                                 2015      2.10         0.75 - 2.00       (5.99) - (4.80)
                                 2014      1.75         0.75 - 2.00           7.48 - 8.83
                                 2013      1.19         0.75 - 2.00         12.10 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91         1.30 - 1.95          9.55 - 10.43
     Value Sub-Account           2016      1.05         1.30 - 1.95         28.72 - 29.73
                                 2015      0.09         1.30 - 2.00       (7.28) - (6.52)
                                 2014      0.04         1.30 - 2.00         (0.30) - 0.55
                                 2013      0.93         1.30 - 2.00         29.83 - 30.97



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen    2017     2,798,040    11.32 - 22.80      33,061,976
     Emerging Markets Equity    2016     3,035,429     8.99 - 17.98      28,401,374
     Sub-Account                2015     3,357,805     8.18 - 16.30      28,620,864
                                2014     3,225,968     9.69 - 19.15      32,387,503
                                2013     3,387,604    10.57 - 20.71      36,989,991

  BHFTI Brighthouse/Eaton       2017       522,734    11.43 - 12.02       6,134,762
     Vance Floating Rate        2016       572,091    11.24 - 11.74       6,579,290
     Sub-Account                2015       646,450    10.49 - 10.89       6,913,321
                                2014       665,094    10.79 - 11.12       7,288,213
                                2013       661,350    10.92 - 11.18       7,309,174

  BHFTI Brighthouse/Franklin    2017     1,710,233     9.59 - 10.40      16,812,375
     Low Duration Total Return  2016     1,865,856     9.65 - 10.34      18,374,563
     Sub-Account                2015     1,944,003     9.55 - 10.10      18,863,103
                                2014     1,961,909     9.79 - 10.24      19,463,215
                                2013     1,990,662     9.88 - 10.21      19,867,002

  BHFTI Brighthouse/Templeton   2017       233,461    11.94 - 13.19       2,879,481
     International Bond         2016       250,541    12.15 - 13.27       3,137,808
     Sub-Account                2015       239,083    12.27 - 13.25       3,012,995
                                2014       257,798    13.05 - 13.93       3,439,582
                                2013       286,308    13.15 - 13.88       3,831,643

  BHFTI Brighthouse/            2017        90,328    18.96 - 23.03       1,770,431
     Wellington Large Cap       2016        96,070    15.84 - 19.04       1,568,356
     Research Sub-Account       2015       105,203    14.91 - 17.73       1,619,820
                                2014       112,370    14.55 - 17.11       1,689,615
                                2013       139,585    13.05 - 15.20       1,874,253

  BHFTI Clarion Global Real     2017     1,155,226    18.43 - 36.02      22,377,577
     Estate Sub-Account         2016     1,243,407    16.97 - 32.91      22,088,790
                                2015     1,380,633    17.15 - 33.00      24,715,483
                                2014     1,509,948    17.74 - 33.88      27,853,608
                                2013     1,369,048    15.97 - 30.22      22,504,429

  BHFTI ClearBridge Aggressive  2017     2,850,050   14.25 - 240.67      49,652,700
     Growth Sub-Account         2016     3,226,408   12.19 - 205.91      48,322,641
                                2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681

  BHFTI Harris Oakmark          2017     1,854,183    29.21 - 35.71      59,123,995
     International Sub-Account  2016     2,141,065    22.76 - 27.64      53,200,132
                                2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768

  BHFTI Invesco Balanced-Risk   2017    36,504,508     1.20 - 12.50      45,663,022
     Allocation Sub-Account     2016    35,997,671      1.11 - 1.18      40,932,716
                                2015    32,854,167      1.01 - 1.06      33,941,121
                                2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen    2017     1.09          0.75 - 1.95         17.96 - 27.37
     Emerging Markets Equity    2016     0.97          0.75 - 1.95          9.35 - 10.67
     Sub-Account                2015     1.80          0.75 - 2.00     (15.52) - (14.46)
                                2014     0.85          0.75 - 2.00       (8.37) - (7.22)
                                2013     1.09          0.75 - 2.00       (6.86) - (5.69)

  BHFTI Brighthouse/Eaton       2017      3.69         1.30 - 1.95           1.68 - 2.34
     Vance Floating Rate        2016      3.86         1.30 - 1.95           7.16 - 7.86
     Sub-Account                2015      3.55         1.30 - 1.95       (2.75) - (2.12)
                                2014      3.49         1.30 - 1.95       (1.21) - (0.57)
                                2013      3.11         1.30 - 1.95           1.83 - 2.50

  BHFTI Brighthouse/Franklin    2017      1.40         0.75 - 1.95         (0.62) - 0.58
     Low Duration Total Return  2016      2.90         0.75 - 1.95           1.14 - 2.36
     Sub-Account                2015      3.16         0.75 - 1.95       (2.54) - (1.36)
                                2014      2.24         0.75 - 1.95         (0.89) - 0.30
                                2013      1.28         0.75 - 1.95         (0.79) - 0.40

  BHFTI Brighthouse/Templeton   2017        --         0.75 - 1.90       (1.74) - (0.61)
     International Bond         2016        --         0.75 - 1.90         (1.02) - 0.12
     Sub-Account                2015      8.22         0.75 - 1.90       (5.96) - (4.88)
                                2014      4.60         0.75 - 1.90         (0.76) - 0.38
                                2013      2.03         0.75 - 1.90         (0.86) - 0.28

  BHFTI Brighthouse/            2017      0.94         0.75 - 1.90         19.64 - 20.93
     Wellington Large Cap       2016      2.30         0.75 - 1.90           6.26 - 7.38
     Research Sub-Account       2015      0.78         0.75 - 1.90           2.49 - 3.63
                                2014      0.82         0.75 - 1.90         11.49 - 12.57
                                2013      1.27         0.75 - 1.90         31.65 - 33.17

  BHFTI Clarion Global Real     2017      3.46         0.75 - 1.95           8.61 - 9.92
     Estate Sub-Account         2016      2.07         0.75 - 1.95         (1.07) - 0.12
                                2015      3.83         0.75 - 1.95       (3.31) - (2.14)
                                2014      1.34         0.75 - 1.95         11.08 - 12.42
                                2013      6.67         0.75 - 1.95           1.55 - 2.77

  BHFTI ClearBridge Aggressive  2017      0.73         0.75 - 1.95         16.13 - 17.53
     Growth Sub-Account         2016      0.41         0.75 - 1.95           0.70 - 1.91
                                2015      0.23         0.75 - 1.95       (5.89) - (4.75)
                                2014      0.11         0.75 - 1.95         12.29 - 18.00
                                2013      0.22         0.75 - 1.95         42.79 - 44.51

  BHFTI Harris Oakmark          2017      1.64         0.95 - 1.95         20.90 - 29.20
     International Sub-Account  2016      2.15         0.95 - 1.95           6.09 - 7.15
                                2015      2.97         0.95 - 1.95       (6.37) - (5.42)
                                2014      2.40         0.95 - 1.95       (7.61) - (6.68)
                                2013      2.46         0.95 - 1.95         27.97 - 29.26

  BHFTI Invesco Balanced-Risk   2017      3.76         0.75 - 2.00           5.81 - 9.18
     Allocation Sub-Account     2016      0.15         0.75 - 2.00          9.50 - 10.88
                                2015      2.80         0.75 - 2.00       (6.10) - (4.92)
                                2014        --         0.75 - 2.00           3.49 - 4.79
                                2013        --         0.75 - 2.00         (0.16) - 1.10



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Invesco Comstock        2017     1,935,644    19.57 - 22.79      40,230,695
     Sub-Account                2016     2,194,769    16.91 - 19.45      39,232,918
                                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053

  BHFTI Invesco Small Cap       2017       829,704    32.03 - 36.17      28,043,703
     Growth Sub-Account         2016       924,203    26.06 - 29.21      25,351,404
                                2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261

  BHFTI JPMorgan Core Bond      2017     2,769,142    10.68 - 11.38      30,544,266
     Sub-Account                2016     2,700,472    10.54 - 11.16      29,295,068
                                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602

  BHFTI JPMorgan Global         2017    47,106,992     1.36 - 14.16      66,524,328
     Active Allocation          2016    50,757,669      1.19 - 1.26      62,103,751
     Sub-Account                2015    47,107,126      1.18 - 1.24      56,797,375
                                2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210

  BHFTI JPMorgan Small Cap      2017       177,588    23.09 - 25.90       4,195,964
     Value Sub-Account          2016       190,834    22.71 - 25.26       4,424,039
                                2015       214,127    17.69 - 19.50       3,859,425
                                2014       229,294    19.43 - 21.23       4,532,724
                                2013       243,493    18.93 - 20.49       4,678,319

  BHFTI Loomis Sayles Global    2017       947,855    20.19 - 21.91      19,824,747
     Markets Sub-Account        2016     1,036,206    16.74 - 18.04      17,928,469
                                2015     1,142,649    16.29 - 17.44      19,177,773
                                2014     1,220,864    16.41 - 17.44      20,560,388
                                2013     1,138,622    16.18 - 17.07      18,835,631

  BHFTI MetLife Multi-Index     2017    31,354,071     1.35 - 14.37      50,297,902
     Targeted Risk Sub-Account  2016    29,527,314     1.19 - 12.53      41,669,231
                                2015    25,386,319     1.16 - 12.10      35,919,901
                                2014    15,792,519     1.20 - 12.34      23,914,446
                                2013    10,334,216     1.12 - 11.26      12,500,764

  BHFTI MFS Research            2017     1,800,246    17.31 - 27.58      33,006,174
     International Sub-Account  2016     2,049,260    13.78 - 21.76      29,799,152
                                2015     2,153,196    14.17 - 22.22      32,110,104
                                2014     2,149,874    14.71 - 22.88      33,145,443
                                2013     2,307,245    16.12 - 24.87      38,843,754

  BHFTI Morgan Stanley Mid      2017       541,671    19.93 - 24.41      11,771,099
     Cap Growth Sub-Account     2016       600,877    14.53 - 17.58       9,473,047
                                2015       594,647    16.18 - 19.35      10,396,254
                                2014       572,839    17.37 - 20.52      10,714,839
                                2013       563,151    17.54 - 20.47      10,560,837



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Invesco Comstock        2017      2.25         0.75 - 1.95        11.47 - 17.14
     Sub-Account                2016      2.53         0.75 - 1.95        15.03 - 16.42
                                2015      2.87         0.75 - 1.95      (7.79) - (6.67)
                                2014      0.69         0.75 - 1.95          7.20 - 8.50
                                2013      1.06         0.75 - 1.95        32.77 - 34.38

  BHFTI Invesco Small Cap       2017        --         1.20 - 1.95        16.85 - 23.84
     Growth Sub-Account         2016        --         1.20 - 1.95         9.28 - 10.11
                                2015      0.01         1.20 - 1.95      (3.61) - (2.88)
                                2014        --         1.20 - 1.95          5.83 - 6.62
                                2013      0.23         1.20 - 1.95        37.47 - 38.50

  BHFTI JPMorgan Core Bond      2017      2.48         1.30 - 1.95          1.32 - 1.98
     Sub-Account                2016      2.81         1.30 - 1.95          0.26 - 0.91
                                2015      2.25         1.30 - 2.00      (1.51) - (0.81)
                                2014      1.43         1.30 - 2.00          3.01 - 3.73
                                2013      0.28         1.30 - 2.00      (4.71) - (4.05)

  BHFTI JPMorgan Global         2017      2.50         0.75 - 2.00        11.31 - 15.79
     Active Allocation          2016      2.11         0.75 - 2.00          0.87 - 2.13
     Sub-Account                2015      2.69         0.75 - 2.00        (1.10) - 0.14
                                2014      1.12         0.75 - 2.00          4.86 - 6.18
                                2013      0.07         0.75 - 1.95         8.84 - 10.16

  BHFTI JPMorgan Small Cap      2017      1.33         0.75 - 1.90          1.68 - 2.54
     Value Sub-Account          2016      1.84         0.75 - 1.90        28.39 - 29.53
                                2015      1.37         0.75 - 1.90      (9.00) - (8.12)
                                2014      1.09         0.75 - 1.90          2.69 - 3.59
                                2013      0.68         0.75 - 1.90        30.74 - 31.91

  BHFTI Loomis Sayles Global    2017      1.38         1.25 - 1.95        20.60 - 21.45
     Markets Sub-Account        2016      1.69         1.25 - 1.95          2.75 - 3.48
                                2015      1.61         1.25 - 1.95      (0.73) - (0.03)
                                2014      2.01         1.25 - 1.95          1.47 - 2.18
                                2013      2.56         1.25 - 1.95        14.87 - 15.67

  BHFTI MetLife Multi-Index     2017      1.49         0.75 - 2.00         9.85 - 14.68
     Targeted Risk Sub-Account  2016      1.33         0.75 - 2.00          2.30 - 3.58
                                2015      1.26         0.75 - 2.00      (3.17) - (1.95)
                                2014        --         0.75 - 2.00          7.10 - 8.44
                                2013      0.45         1.30 - 2.00         4.18 - 11.49

  BHFTI MFS Research            2017      1.74         0.75 - 1.95        20.53 - 27.20
     International Sub-Account  2016      2.00         0.75 - 1.95      (2.79) - (1.62)
                                2015      2.70         0.75 - 1.95      (3.67) - (2.51)
                                2014      2.22         0.75 - 1.95      (8.75) - (7.64)
                                2013      2.56         0.75 - 1.95        16.95 - 18.37

  BHFTI Morgan Stanley Mid      2017      0.15         0.75 - 1.95        37.22 - 38.87
     Cap Growth Sub-Account     2016        --         0.75 - 1.95     (10.23) - (9.14)
                                2015        --         0.75 - 1.95      (6.86) - (5.73)
                                2014        --         0.75 - 1.95        (0.94) - 0.26
                                2013      0.61         0.75 - 1.95        36.34 - 37.98



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Oppenheimer Global           2017       128,920    31.01 - 39.81       4,485,708
     Equity Sub-Account              2016       154,613    23.12 - 29.34       3,997,372
                                     2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258

  BHFTI PanAgora Global              2017     3,731,501     1.15 - 11.88       4,420,925
     Diversified Risk Sub-Account    2016     3,240,050      1.04 - 1.08       3,420,012
     (Commenced 4/28/2014)           2015       904,034      0.96 - 0.97         871,167
                                     2014       237,646      1.03 - 1.04         246,182

  BHFTI PIMCO Inflation              2017     4,410,093    13.73 - 16.37      63,569,314
     Protected Bond Sub-Account      2016     4,421,076    13.53 - 15.94      62,595,410
                                     2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242

  BHFTI PIMCO Total Return           2017     7,730,960    16.74 - 20.48     137,443,738
     Sub-Account                     2016     7,773,045    16.33 - 19.74     134,308,093
                                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694

  BHFTI Pyramis Government           2017     4,149,237    10.51 - 11.42      45,326,563
     Income Sub-Account              2016     4,300,993    10.45 - 11.21      46,433,810
                                     2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751

  BHFTI Schroders Global             2017     1,835,534    12.92 - 13.44      24,345,986
     Multi-Asset II Sub-Account      2016     1,364,876    11.31 - 11.67      15,771,625
     (Commenced 4/29/2013)           2015     1,488,949    11.04 - 11.29      16,664,615
                                     2014       911,084    11.40 - 11.57      10,475,781
                                     2013       360,996    10.71 - 10.76       3,880,145

  BHFTI Schroders Global             2017    19,146,295     1.37 - 14.25      27,150,774
     Multi-Asset Sub-Account         2016    19,337,757      1.22 - 1.29      24,231,509
                                     2015    19,308,600      1.18 - 1.23      23,223,912
                                     2014    18,028,770      1.21 - 1.25      22,196,588
                                     2013    14,679,301      1.15 - 1.17      17,016,201

  BHFTI SSGA Growth and              2017     5,514,446    16.21 - 18.78      93,890,583
     Income ETF Sub-Account          2016     6,009,768    14.27 - 16.33      89,714,405
                                     2015     6,361,369    13.75 - 15.56      91,138,427
                                     2014     6,338,282    14.31 - 15.99      94,142,075
                                     2013     6,610,098    13.79 - 15.22      94,222,649

  BHFTI SSGA Growth ETF              2017     2,910,881    16.70 - 19.35      51,354,155
     Sub-Account                     2016     3,297,259    14.23 - 16.29      49,308,642
                                     2015     3,576,953    13.58 - 15.36      50,796,159
                                     2014     3,671,900    14.17 - 15.84      54,196,165
                                     2013     3,652,269    13.72 - 15.14      51,894,146



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.95        34.10 - 35.72
     Equity Sub-Account              2016      0.90         0.75 - 1.95      (1.70) - (0.52)
                                     2015      0.93         0.75 - 1.95          1.93 - 3.16
                                     2014      0.83         0.75 - 1.95          0.17 - 1.38
                                     2013      0.51         0.63 - 1.78        24.72 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.00         8.95 - 11.76
     Diversified Risk Sub-Account    2016      2.88         0.75 - 2.00         8.92 - 10.29
     (Commenced 4/28/2014)           2015      0.50         1.15 - 2.00      (6.56) - (4.83)
                                     2014      0.37         1.30 - 2.00          3.16 - 3.65

  BHFTI PIMCO Inflation              2017      1.55         0.75 - 1.95          1.48 - 2.70
     Protected Bond Sub-Account      2016        --         0.75 - 1.95          2.96 - 4.20
                                     2015      4.92         0.75 - 2.00      (5.03) - (3.83)
                                     2014      1.58         0.75 - 2.00          0.86 - 2.12
                                     2013      2.21         0.75 - 2.00     (11.07) - (9.95)

  BHFTI PIMCO Total Return           2017      1.75         0.75 - 1.95          2.49 - 3.72
     Sub-Account                     2016      2.57         0.75 - 1.95          0.63 - 1.84
                                     2015      5.31         0.75 - 2.00      (1.98) - (0.74)
                                     2014      2.32         0.75 - 2.00          2.13 - 3.41
                                     2013      4.24         0.75 - 2.00      (3.86) - (2.65)

  BHFTI Pyramis Government           2017      2.19         0.75 - 2.00          0.57 - 1.84
     Income Sub-Account              2016      2.07         0.75 - 2.00        (0.69) - 0.56
                                     2015      2.35         0.75 - 2.00      (1.56) - (0.32)
                                     2014      2.60         0.75 - 2.00          5.43 - 6.75
                                     2013      1.51         0.75 - 2.00      (6.41) - (5.23)

  BHFTI Schroders Global             2017      0.93         1.15 - 2.00        10.35 - 15.14
     Multi-Asset II Sub-Account      2016      0.75         1.15 - 2.00          2.50 - 3.37
     (Commenced 4/29/2013)           2015      0.72         1.15 - 2.00      (3.21) - (2.38)
                                     2014        --         1.15 - 2.00          6.49 - 7.40
                                     2013      1.43         1.30 - 1.95          4.87 - 5.33

  BHFTI Schroders Global             2017      0.79         0.75 - 2.00        10.22 - 13.44
     Multi-Asset Sub-Account         2016      1.39         0.75 - 2.00          3.56 - 4.86
                                     2015      1.01         0.75 - 2.00      (2.84) - (1.62)
                                     2014      1.26         0.75 - 2.00          5.61 - 6.93
                                     2013      0.01         0.75 - 2.00          7.93 - 9.29

  BHFTI SSGA Growth and              2017      2.45         0.75 - 1.95        10.22 - 15.00
     Income ETF Sub-Account          2016      2.35         0.75 - 1.95          3.74 - 4.99
                                     2015      2.30         0.75 - 1.95      (3.86) - (2.70)
                                     2014      2.23         0.75 - 1.95          3.77 - 5.02
                                     2013      2.52         0.75 - 1.95        10.75 - 12.09

  BHFTI SSGA Growth ETF              2017      2.09         0.75 - 1.95        17.33 - 18.74
     Sub-Account                     2016      2.13         0.75 - 1.95          4.82 - 6.08
                                     2015      2.00         0.75 - 1.95      (4.20) - (3.04)
                                     2014      1.90         0.75 - 1.95          3.34 - 4.59
                                     2013      1.98         0.75 - 1.95        15.79 - 17.19



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI T. Rowe Price Large     2017       632,236   54.68 - 116.12      57,030,290
     Cap Value Sub-Account      2016       712,260   47.60 - 100.04      55,908,348
                                2015       822,870    41.80 - 86.93      56,478,920
                                2014       872,142    44.15 - 90.84      62,822,190
                                2013       770,296    66.41 - 80.80      53,353,637

  BHFTI T. Rowe Price Mid Cap   2017     2,061,165    21.10 - 23.47      45,885,941
     Growth Sub-Account         2016     2,347,030    17.25 - 19.06      42,601,787
                                2015     2,528,906    16.46 - 18.18      43,895,418
                                2014     2,773,850    15.74 - 17.27      45,839,314
                                2013     3,003,820    14.24 - 15.51      44,743,388

  BHFTI Victory Sycamore Mid    2017       475,301    37.73 - 48.18      19,531,289
     Cap Value Sub-Account      2016       514,649    35.14 - 44.34      19,601,778
                                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115

  BHFTI Wells Capital           2017       916,185    24.73 - 27.03      23,680,571
     Management Mid Cap Value   2016       998,992    22.76 - 24.72      23,681,202
     Sub-Account                2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775

  BHFTII Baillie Gifford        2017       961,397    12.07 - 19.67      15,410,982
     International Stock        2016     1,150,477     9.12 - 14.79      13,935,088
     Sub-Account                2015     1,261,509     8.82 - 14.27      14,635,763
                                2014     1,397,967     9.20 - 14.80      16,634,652
                                2013     1,553,574     9.71 - 15.52      19,193,104

  BHFTII BlackRock Bond         2017       140,152    53.97 - 77.47       8,551,009
     Income Sub-Account         2016       139,016    52.91 - 75.15       8,254,530
                                2015       143,286    52.37 - 73.61       8,361,283
                                2014       159,423    53.14 - 73.91       9,357,916
                                2013       166,004    50.65 - 69.72       9,223,339

  BHFTII BlackRock Capital      2017        83,572     2.64 - 75.17       1,609,383
     Appreciation Sub-Account   2016        89,036     2.00 - 56.55       1,331,087
                                2015        87,289     2.02 - 56.92       1,326,058
                                2014       102,922     1.93 - 51.83       1,260,005
                                2013       112,171     1.80 - 49.93       1,397,029

  BHFTII BlackRock              2017     5,219,529     0.99 - 23.16      48,408,153
     Ultra-Short Term Bond      2016     5,048,494     8.93 - 23.28      49,228,297
     Sub-Account                2015     5,175,195     9.10 - 23.53      51,448,096
                                2014     5,393,034     9.28 - 23.80      54,972,044
                                2013     6,832,194     9.46 - 24.07      71,286,205

  BHFTII Brighthouse Asset      2017       584,817     1.04 - 16.53       8,177,627
     Allocation 20 Sub-Account  2016       621,725    13.64 - 15.58       8,698,574
                                2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large     2017      2.02         0.75 - 1.95          9.64 - 16.08
     Cap Value Sub-Account      2016      2.78         0.75 - 1.95         13.71 - 15.08
                                2015      1.52         0.75 - 1.95       (5.45) - (4.31)
                                2014      1.20         0.75 - 1.95          8.87 - 12.43
                                2013      1.51         0.75 - 1.95         31.19 - 32.78

  BHFTI T. Rowe Price Mid Cap   2017        --         1.30 - 1.95         22.34 - 23.14
     Growth Sub-Account         2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30
                                2014        --         1.30 - 2.00         10.54 - 11.32
                                2013      0.21         1.30 - 2.00         33.88 - 34.82

  BHFTI Victory Sycamore Mid    2017      0.93         0.75 - 1.95           2.75 - 8.66
     Cap Value Sub-Account      2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)
                                2014      0.44         0.75 - 2.00           7.47 - 8.82
                                2013      0.74         0.75 - 2.00         27.73 - 29.33

  BHFTI Wells Capital           2017      1.07         1.30 - 1.95           8.66 - 9.36
     Management Mid Cap Value   2016      0.83         1.30 - 1.95         11.00 - 11.72
     Sub-Account                2015      0.64         1.30 - 1.95     (10.87) - (10.29)
                                2014      0.55         1.30 - 1.95         11.04 - 11.77
                                2013      0.88         1.30 - 1.95         30.09 - 30.94

  BHFTII Baillie Gifford        2017      1.00         1.30 - 1.95         32.29 - 33.15
     International Stock        2016      1.39         1.30 - 1.95           3.02 - 3.69
     Sub-Account                2015      1.41         1.30 - 2.00       (4.11) - (3.43)
                                2014      1.26         1.30 - 2.00       (5.26) - (4.59)
                                2013      0.03         1.30 - 2.00          9.87 - 13.65

  BHFTII BlackRock Bond         2017      2.96         0.75 - 1.90           1.99 - 3.07
     Income Sub-Account         2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)
                                2014      3.27         0.75 - 1.90           4.91 - 6.01
                                2013      3.81         0.75 - 1.90       (2.78) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.35 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48
                                2014      0.07         0.95 - 1.90           6.80 - 7.87
                                2013      0.77         0.75 - 1.90         31.65 - 33.22

  BHFTII BlackRock              2017      0.08         0.75 - 1.95       (1.30) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 1.95       (1.82) - (0.64)
     Sub-Account                2015        --         0.75 - 2.90       (2.86) - (0.75)
                                2014        --         0.75 - 1.95       (1.93) - (0.75)
                                2013        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse Asset      2017      2.06         0.75 - 1.95           3.81 - 6.14
     Allocation 20 Sub-Account  2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)
                                2014      2.29         0.75 - 1.95           1.60 - 2.87
                                2013      2.82         1.55 - 1.85           2.37 - 2.68



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  BHFTII Brighthouse Asset      2017    22,319,210     1.06 - 17.94     361,066,984
     Allocation 40 Sub-Account  2016    25,163,031    14.12 - 16.33     373,986,508
                                2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543

  BHFTII Brighthouse Asset      2017    30,132,570     1.08 - 20.11     534,880,423
     Allocation 60 Sub-Account  2016    33,270,831    14.86 - 17.66     525,258,712
                                2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778

  BHFTII Brighthouse Asset      2017    23,551,756     1.11 - 21.77     436,267,194
     Allocation 80 Sub-Account  2016    25,900,408    15.17 - 18.40     409,525,398
                                2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657

  BHFTII Brighthouse/Artisan    2017       589,889    23.60 - 26.25      14,660,058
     Mid Cap Value Sub-Account  2016       649,443    21.38 - 23.63      14,575,472
                                2015       727,452    17.77 - 19.51      13,531,871
                                2014       802,108    20.06 - 21.88      16,796,908
                                2013       914,482    20.12 - 21.81      19,152,895

  BHFTII Brighthouse/           2017       224,490    25.51 - 28.48       5,931,195
     Dimensional International  2016       240,869    19.94 - 22.00       4,957,535
     Small Company              2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                2014       235,511    18.53 - 19.95       4,465,940
                                2013       209,072    20.25 - 21.32       4,313,192

  BHFTII Brighthouse/           2017     3,158,888     1.10 - 75.85      84,619,956
     Wellington Core            2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities       2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                2014     3,710,716    17.87 - 57.51      72,198,073
                                2013     4,222,434    16.51 - 52.46      75,524,957

  BHFTII Frontier Mid Cap       2017       348,922    23.47 - 25.66       8,547,762
     Growth Sub-Account         2016       408,397    19.16 - 20.80       8,135,627
     (Commenced 4/29/2013)      2015       451,369    18.58 - 20.04       8,688,181
                                2014       529,849    18.46 - 19.79      10,097,109
                                2013       563,778    16.98 - 18.08       9,857,926

  BHFTII Jennison Growth        2017     1,842,317    12.22 - 34.74      50,368,732
     Sub-Account                2016     2,215,010     9.04 - 25.64      45,005,788
                                2015     2,402,666     9.18 - 25.96      49,735,341
                                2014     2,800,886     8.41 - 23.74      53,285,396
                                2013     3,283,264     7.84 - 22.08      58,422,313

  BHFTII Loomis Sayles Small    2017        12,979    64.58 - 67.71         857,359
     Cap Core Sub-Account       2016        13,831    57.25 - 59.91         809,075
                                2015        14,846    49.04 - 51.22         745,135
                                2014        17,201    50.87 - 53.02         896,246
                                2013        19,503    50.09 - 52.10         999,555



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Brighthouse Asset      2017      1.98         0.75 - 1.95           6.21 - 9.82
     Allocation 40 Sub-Account  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                2015      0.28         0.75 - 2.05       (3.08) - (1.81)
                                2014      0.02         0.75 - 2.05           2.35 - 3.47
                                2013      2.53         1.65 - 1.85           8.89 - 9.11

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.00          8.80 - 13.88
     Allocation 60 Sub-Account  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                2015      0.53         0.75 - 2.00       (3.22) - (2.01)
                                2014      0.09         0.75 - 2.00           2.97 - 4.03
                                2013      1.95         1.55 - 1.85         15.82 - 16.17

  BHFTII Brighthouse Asset      2017      1.55         0.75 - 1.95         12.02 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                2015      0.33         0.75 - 2.00       (3.64) - (2.43)
                                2014      0.03         0.75 - 2.00           3.14 - 4.63
                                2013      1.52         1.55 - 1.85         22.03 - 22.40

  BHFTII Brighthouse/Artisan    2017      0.49         1.30 - 1.95         10.37 - 11.09
     Mid Cap Value Sub-Account  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                2015      0.92         1.30 - 1.95     (11.41) - (10.83)
                                2014      0.53         1.30 - 1.95         (0.29) - 0.36
                                2013      0.76         1.30 - 1.95         33.87 - 34.75

  BHFTII Brighthouse/           2017      2.05         0.75 - 1.95         27.94 - 29.47
     Dimensional International  2016      1.91         0.75 - 1.95           3.78 - 5.04
     Small Company              2015      1.70         0.75 - 1.95           3.71 - 4.96
     Sub-Account                2014      1.96         0.75 - 1.95       (8.50) - (7.39)
                                2013      1.78         0.95 - 1.95         25.14 - 26.40

  BHFTII Brighthouse/           2017      1.44         0.75 - 1.95          9.94 - 18.18
     Wellington Core            2016      1.58         0.75 - 1.95           1.06 - 6.35
     Equity Opportunities       2015      1.64         0.75 - 2.00           0.24 - 1.50
     Sub-Account                2014      0.58         0.75 - 2.00           8.26 - 9.62
                                2013      1.27         0.75 - 2.00         30.89 - 32.53

  BHFTII Frontier Mid Cap       2017        --         1.30 - 1.95         22.53 - 23.33
     Growth Sub-Account         2016        --         1.30 - 1.95           3.13 - 3.80
     (Commenced 4/29/2013)      2015        --         1.30 - 1.95           0.62 - 1.28
                                2014        --         1.30 - 1.95           8.73 - 9.44
                                2013        --         1.30 - 1.95         19.54 - 20.07

  BHFTII Jennison Growth        2017      0.08         0.75 - 1.95         34.35 - 35.97
     Sub-Account                2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                2015      0.01         0.75 - 1.95           8.40 - 9.71
                                2014      0.03         0.75 - 1.95           6.64 - 7.93
                                2013      0.21         0.75 - 1.95         34.09 - 35.71

  BHFTII Loomis Sayles Small    2017      0.07         1.70 - 1.90         12.80 - 13.03
     Cap Core Sub-Account       2016      0.07         1.70 - 1.90         16.73 - 16.97
                                2015        --         1.70 - 1.90       (3.59) - (3.40)
                                2014        --         1.70 - 1.90           1.55 - 1.76
                                2013      0.23         1.70 - 1.90         38.04 - 38.31



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Loomis Sayles Small   2017        22,792    22.21 - 25.17         531,170
     Cap Growth Sub-Account    2016        25,557    17.80 - 20.02         475,802
                               2015        28,005    17.03 - 19.02         499,150
                               2014        31,874    17.05 - 18.89         565,084
                               2013        31,132    17.15 - 18.86         551,889

  BHFTII MetLife Aggregate     2017     1,145,468     1.82 - 19.12      17,636,210
     Bond Index Sub-Account    2016     1,077,178     1.79 - 18.71      16,335,161
                               2015       897,469     1.77 - 18.47      13,232,780
                               2014       883,622     1.79 - 18.62      12,777,932
                               2013       786,278     1.71 - 16.37      10,676,502

  BHFTII MetLife Mid Cap       2017       254,725    31.71 - 37.45       8,569,038
     Stock Index Sub-Account   2016       252,724    27.97 - 32.72       7,511,220
                               2015       259,569    23.75 - 27.52       6,518,909
                               2014       253,767    24.89 - 28.56       6,658,662
                               2013       268,479    23.24 - 26.41       6,560,440

  BHFTII MetLife MSCI EAFE     2017       481,469     1.80 - 16.98       7,402,574
     Index Sub-Account         2016       469,663     1.46 - 13.82       5,875,904
                               2015       491,903     1.46 - 13.86       6,209,128
                               2014       428,858     1.49 - 14.23       5,332,210
                               2013       397,125     1.61 - 15.39       5,318,352

  BHFTII MetLife Russell 2000  2017       356,943     3.64 - 34.38      11,503,433
     Index Sub-Account         2016       361,122     3.22 - 30.47      10,344,970
                               2015       392,896     2.69 - 25.53       9,450,123
                               2014       374,932     2.84 - 27.09       9,534,812
                               2013       407,803     2.74 - 26.21      10,077,048

  BHFTII MetLife Stock Index   2017     2,080,854     9.30 - 87.94      53,390,978
     Sub-Account               2016     2,397,621     7.75 - 73.45      51,519,996
                               2015     2,448,388     7.03 - 37.53      48,000,755
                               2014     2,646,054     7.03 - 38.23      52,404,251
                               2013     2,722,446     6.28 - 34.74      48,655,756

  BHFTII MFS Total Return      2017       117,788    20.62 - 87.54       7,754,242
     Sub-Account               2016       126,252    18.64 - 78.63       7,568,584
                               2015       140,275    17.35 - 72.73       7,861,563
                               2014       156,861    17.67 - 73.57       8,996,458
                               2013       178,447    16.53 - 68.40       9,714,123

  BHFTII MFS Value             2017       825,295    27.72 - 35.02      25,125,499
     Sub-Account               2016       920,511    24.04 - 30.00      24,207,697
                               2015       954,325    21.30 - 26.49      22,384,588
                               2014     1,009,780    21.81 - 26.79      24,125,307
                               2013     1,137,167    20.12 - 24.41      25,019,792

  BHFTII Neuberger Berman      2017       413,277    24.79 - 36.34      12,542,073
     Genesis Sub-Account       2016       467,759    21.87 - 31.70      12,490,568
                               2015       518,912    18.81 - 26.98      11,881,985
                               2014       590,926    19.09 - 27.08      13,660,308
                               2013       650,463    19.51 - 27.36      15,339,173



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Loomis Sayles Small   2017        --         0.75 - 1.50        24.80 - 25.74
     Cap Growth Sub-Account    2016        --         0.75 - 1.50          4.47 - 5.25
                               2015        --         0.75 - 1.50        (0.08) - 0.67
                               2014        --         0.75 - 1.50        (0.57) - 0.18
                               2013        --         0.75 - 1.50        46.17 - 47.27

  BHFTII MetLife Aggregate     2017      2.70         0.75 - 2.00          0.90 - 2.17
     Bond Index Sub-Account    2016      2.68         0.75 - 2.00          0.07 - 1.32
                               2015      2.72         0.75 - 2.00      (2.04) - (0.80)
                               2014      2.63         0.75 - 2.00          3.37 - 4.67
                               2013      3.18         1.00 - 1.95      (4.45) - (3.54)

  BHFTII MetLife Mid Cap       2017      1.17         1.00 - 1.95        13.38 - 14.46
     Stock Index Sub-Account   2016      0.99         1.00 - 1.95        17.76 - 18.89
                               2015      0.87         1.00 - 1.95      (4.56) - (3.65)
                               2014      0.78         1.00 - 1.95          7.10 - 8.13
                               2013      0.91         1.00 - 1.95        30.19 - 31.43

  BHFTII MetLife MSCI EAFE     2017      2.44         1.00 - 1.95        22.15 - 23.31
     Index Sub-Account         2016      2.41         1.00 - 1.95      (0.98) - (0.04)
                               2015      3.12         1.00 - 1.95      (3.22) - (2.29)
                               2014      2.33         1.00 - 1.95      (8.14) - (7.26)
                               2013      2.87         1.00 - 1.95        19.09 - 20.23

  BHFTII MetLife Russell 2000  2017      0.99         1.00 - 1.95        12.10 - 13.16
     Index Sub-Account         2016      1.08         1.00 - 1.95        18.59 - 19.72
                               2015      0.90         1.00 - 1.95      (6.38) - (5.49)
                               2014      0.94         1.00 - 1.95          2.71 - 3.69
                               2013      1.27         1.00 - 1.95        35.46 - 36.75

  BHFTII MetLife Stock Index   2017      1.58         1.00 - 2.90        17.95 - 20.03
     Sub-Account               2016      1.81         1.00 - 2.90         8.35 - 10.27
                               2015      1.56         1.00 - 2.90      (1.82) - (0.09)
                               2014      1.48         1.00 - 2.90        10.03 - 11.97
                               2013      1.63         1.00 - 2.90        28.14 - 30.39

  BHFTII MFS Total Return      2017      2.35         0.75 - 1.90        10.12 - 11.33
     Sub-Account               2016      2.75         0.75 - 1.90          6.92 - 8.11
                               2015      2.42         0.75 - 1.90      (2.23) - (1.14)
                               2014      2.24         0.75 - 1.90          6.38 - 7.55
                               2013      2.46         0.75 - 1.90        16.52 - 17.81

  BHFTII MFS Value             2017      1.85         0.75 - 1.95        15.32 - 16.71
     Sub-Account               2016      2.08         0.75 - 1.95        11.89 - 13.24
                               2015      2.51         0.75 - 2.00      (2.34) - (1.11)
                               2014      1.58         0.75 - 2.00          8.37 - 9.74
                               2013      0.52         0.75 - 2.00        32.71 - 34.37

  BHFTII Neuberger Berman      2017      0.18         0.75 - 1.95        13.26 - 14.63
     Genesis Sub-Account       2016      0.21         0.75 - 1.95        16.11 - 17.51
                               2015      0.16         0.75 - 1.95      (1.56) - (0.37)
                               2014      0.20         0.75 - 1.95      (2.23) - (1.05)
                               2013      0.01         0.75 - 1.95        25.05 - 37.16



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII T. Rowe Price Large     2017     1,082,981    12.69 - 35.47      26,386,826
     Cap Growth Sub-Account      2016     1,195,673     9.69 - 26.87      21,990,753
                                 2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447

  BHFTII T. Rowe Price Small     2017        12,927    37.48 - 41.60         502,259
     Cap Growth Sub-Account      2016        14,995    31.18 - 34.43         483,761
                                 2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815

  BHFTII VanEck Global           2017       401,610    11.96 - 13.35       4,961,054
     Natural Resources           2016       364,533    12.28 - 13.55       4,607,833
     Sub-Account                 2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415

  BHFTII Western Asset           2017     2,173,596    29.15 - 40.67      72,787,296
     Management Strategic Bond   2016     2,294,873    27.54 - 37.86      72,139,687
     Opportunities Sub-Account   2015           700    28.52 - 29.13          20,143
                                 2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940

  BHFTII Western Asset           2017     1,468,504    15.57 - 19.86      25,666,671
     Management U.S. Government  2016     1,530,869    15.62 - 19.72      26,776,937
     Sub-Account                 2015     1,586,953    15.94 - 19.71      27,884,257
                                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667

  Fidelity VIP Contrafund        2017       462,227     1.11 - 91.54      20,973,115
     Sub-Account                 2016       401,852     6.55 - 75.89      18,917,042
                                 2015       401,103     6.17 - 71.00      19,201,982
                                 2014       413,191     6.24 - 71.28      21,423,316
                                 2013       406,330     5.67 - 64.36      21,377,976

  Fidelity VIP Equity-Income     2017         2,297    24.23 - 96.09          64,477
     Sub-Account                 2016         2,475    21.81 - 86.59          62,060
                                 2015         3,431    18.79 - 74.67          71,803
                                 2014         4,022    19.90 - 79.16          87,581
                                 2013         4,115    18.60 - 74.07          83,802

  Fidelity VIP Mid Cap           2017       226,637    72.35 - 82.65      17,298,553
     Sub-Account                 2016       249,389    61.02 - 69.22      16,028,724
                                 2015       263,325    55.43 - 62.44      15,335,678
                                 2014       279,050    57.28 - 64.08      16,755,847
                                 2013       301,334    54.92 - 61.01      17,289,168

  FTVIPT Franklin Income VIP     2017       323,062    60.63 - 78.66      21,557,554
     Sub-Account                 2016       346,722    56.31 - 72.41      21,429,895
                                 2015       384,412    50.31 - 64.11      21,170,997
                                 2014       408,888    55.14 - 69.63      24,536,012
                                 2013       444,107    53.69 - 67.20      25,831,980



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large     2017      0.09         1.30 - 1.95         30.91 - 32.00
     Cap Growth Sub-Account      2016        --         1.30 - 1.95         (0.43) - 0.35
                                 2015        --         1.30 - 1.95           8.38 - 9.24
                                 2014        --         1.30 - 1.95           6.72 - 7.57
                                 2013      0.01         1.30 - 1.95         26.44 - 37.23

  BHFTII T. Rowe Price Small     2017      0.07         1.40 - 1.90         20.24 - 20.84
     Cap Growth Sub-Account      2016      0.03         1.40 - 1.90           9.38 - 9.93
                                 2015        --         1.40 - 1.90           0.54 - 1.04
                                 2014        --         1.40 - 1.90           4.64 - 5.16
                                 2013      0.14         1.40 - 1.90         41.46 - 42.17

  BHFTII VanEck Global           2017        --         0.75 - 1.95       (2.65) - (1.48)
     Natural Resources           2016      0.59         0.75 - 1.95         40.97 - 42.67
     Sub-Account                 2015      0.21         0.75 - 2.00     (34.09) - (33.26)
                                 2014      0.26         0.75 - 2.00     (20.43) - (19.43)
                                 2013      0.69         0.75 - 2.00           8.56 - 9.93

  BHFTII Western Asset           2017      3.83         0.75 - 1.95           4.20 - 7.42
     Management Strategic Bond   2016      2.28         0.75 - 1.95           3.64 - 7.49
     Opportunities Sub-Account   2015      4.86         1.40 - 1.50       (3.46) - (3.36)
                                 2014      6.53         1.40 - 1.50           3.72 - 3.83
                                 2013      4.64         1.40 - 1.50       (0.67) - (0.57)

  BHFTII Western Asset           2017      2.45         0.95 - 2.00         (0.33) - 0.72
     Management U.S. Government  2016      2.35         0.95 - 2.00         (0.98) - 0.07
     Sub-Account                 2015      2.07         0.95 - 1.95       (1.63) - (0.64)
                                 2014      1.67         0.95 - 1.95           0.57 - 1.58
                                 2013      1.95         0.95 - 1.80       (2.82) - (1.84)

  Fidelity VIP Contrafund        2017      0.89         0.95 - 1.85         11.33 - 20.61
     Sub-Account                 2016      0.71         0.95 - 1.85           5.93 - 6.89
                                 2015      0.89         0.95 - 1.85       (1.29) - (0.39)
                                 2014      0.84         0.95 - 1.85          9.77 - 10.76
                                 2013      0.97         0.95 - 1.85         10.23 - 29.91

  Fidelity VIP Equity-Income     2017      1.50         1.40 - 1.50         10.98 - 11.09
     Sub-Account                 2016      1.86         1.40 - 1.50         15.96 - 16.07
                                 2015      2.88         1.40 - 1.50       (5.66) - (5.57)
                                 2014      2.66         1.40 - 1.50           6.86 - 6.97
                                 2013      2.33         1.40 - 1.50         25.93 - 26.05

  Fidelity VIP Mid Cap           2017      0.49         0.95 - 1.65         12.36 - 19.40
     Sub-Account                 2016      0.32         0.95 - 1.65         10.09 - 10.86
                                 2015      0.25         0.95 - 1.65       (3.24) - (2.56)
                                 2014      0.02         0.95 - 1.65           4.30 - 5.03
                                 2013      0.29         0.95 - 1.65         33.65 - 34.59

  FTVIPT Franklin Income VIP     2017      4.15         0.95 - 1.85           4.28 - 8.64
     Sub-Account                 2016      5.01         0.95 - 1.85         11.93 - 12.95
                                 2015      4.64         0.95 - 1.85       (8.76) - (7.93)
                                 2014      4.95         0.95 - 1.85           2.70 - 3.63
                                 2013      6.43         0.95 - 1.85         11.85 - 12.86



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  FTVIPT Franklin Mutual       2017       113,949    32.68 - 37.89       3,922,157
     Shares VIP Sub-Account    2016       122,275    30.66 - 34.25       3,942,631
                               2015       129,815    26.86 - 29.84       3,653,863
                               2014       143,131    28.72 - 31.74       4,285,026
                               2013       155,912    27.26 - 29.95       4,416,458

  FTVIPT Franklin Small Cap    2017       232,182    17.42 - 42.86       4,131,028
     Value VIP Sub-Account     2016       240,405    15.98 - 16.85       3,903,614
                               2015       264,433    12.46 - 13.07       3,343,147
                               2014       264,065    13.66 - 14.25       3,653,630
                               2013       276,727    13.79 - 14.30       3,859,159

  FTVIPT Templeton Foreign     2017       467,004    16.12 - 41.12      12,194,033
     VIP Sub-Account           2016       514,287    14.04 - 35.70      11,685,523
                               2015       535,764    13.32 - 33.74      11,534,530
                               2014       549,503    14.48 - 36.56      12,938,516
                               2013       566,485    16.57 - 41.67      15,302,372

  FTVIPT Templeton Global      2017       566,437    18.29 - 20.50      10,736,739
     Bond VIP Sub-Account      2016       589,940    18.39 - 20.30      11,126,544
                               2015       612,689    18.13 - 19.91      11,391,228
                               2014       628,702    19.24 - 21.01      12,391,360
                               2013       660,456    19.18 - 20.82      12,966,506

  Invesco V.I. Equity and      2017       705,753    25.40 - 28.15      18,649,182
     Income Sub-Account        2016       771,024    23.31 - 25.65      18,652,644
                               2015       836,877    20.64 - 22.55      17,872,666
                               2014       883,170    21.54 - 23.37      19,615,976
                               2013       918,647    20.13 - 21.69      19,012,356

  Invesco V.I. International   2017       306,466    15.72 - 39.43      10,924,135
     Growth Sub-Account        2016       331,644    12.96 - 32.43       9,786,471
                               2015       343,336    13.20 - 32.97      10,351,518
                               2014       351,843    13.71 - 34.18      11,092,683
                               2013       378,037    13.85 - 34.47      11,901,262

  LMPVET ClearBridge Variable  2017       737,419     1.04 - 34.83      18,447,695
     Aggressive Growth         2016       635,486    16.82 - 30.24      16,840,229
     Sub-Account               2015       659,012    16.99 - 30.16      17,489,432
                               2014       728,285    17.67 - 30.99      19,900,016
                               2013       807,266    15.00 - 25.98      18,593,341

  LMPVET ClearBridge Variable  2017       439,951     1.11 - 73.70      26,287,438
     Appreciation Sub-Account  2016       422,725    49.55 - 62.23      23,691,227
                               2015       454,520    46.01 - 57.24      23,566,939
                               2014       504,207    46.15 - 56.87      26,063,152
                               2013       545,502    42.38 - 51.73      25,776,634

  LMPVET ClearBridge Variable  2017       572,108    18.87 - 28.66      15,145,887
     Dividend Strategy         2016       664,108    16.10 - 24.31      14,930,164
     Sub-Account               2015       720,660    14.24 - 21.38      14,325,561
                               2014       796,590    15.14 - 22.59      16,774,613
                               2013       851,387    13.55 - 20.09      15,989,944



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Mutual       2017      2.22         0.95 - 1.65           1.65 - 7.33
     Shares VIP Sub-Account    2016      2.03         1.10 - 1.65         14.16 - 14.79
                               2015      3.03         1.10 - 1.65       (6.49) - (5.98)
                               2014      2.02         1.10 - 1.65           5.37 - 5.95
                               2013      2.05         1.10 - 1.65         26.16 - 26.86

  FTVIPT Franklin Small Cap    2017      0.51         0.95 - 1.55           8.51 - 9.61
     Value VIP Sub-Account     2016      0.82         0.95 - 1.50         28.25 - 28.96
                               2015      0.63         0.95 - 1.50       (8.77) - (8.26)
                               2014      0.62         0.95 - 1.50       (0.93) - (0.38)
                               2013      1.30         0.95 - 1.50         34.21 - 34.95

  FTVIPT Templeton Foreign     2017      2.57         1.30 - 1.90         14.50 - 15.40
     VIP Sub-Account           2016      1.96         1.30 - 1.90           5.16 - 6.00
                               2015      3.19         1.30 - 1.90       (8.25) - (7.61)
                               2014      1.84         1.30 - 1.90     (12.81) - (12.13)
                               2013      2.41         1.30 - 1.90         20.66 - 21.56

  FTVIPT Templeton Global      2017        --         0.95 - 1.55         (2.44) - 0.96
     Bond VIP Sub-Account      2016        --         0.95 - 1.50           1.41 - 1.97
                               2015      7.89         0.95 - 1.50       (5.73) - (5.21)
                               2014      5.11         0.95 - 1.50           0.32 - 0.87
                               2013      4.73         0.95 - 1.50           0.12 - 0.67

  Invesco V.I. Equity and      2017      1.44         0.95 - 1.65           5.61 - 9.74
     Income Sub-Account        2016      1.65         0.95 - 1.65         12.96 - 13.75
                               2015      2.31         0.95 - 1.65       (4.18) - (3.51)
                               2014      1.57         0.95 - 1.65           6.99 - 7.74
                               2013      1.53         0.95 - 1.65         22.84 - 23.71

  Invesco V.I. International   2017      1.24         0.95 - 1.55         15.47 - 21.57
     Growth Sub-Account        2016      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015      1.28         0.95 - 1.50       (4.07) - (3.54)
                               2014      1.38         0.95 - 1.50       (1.40) - (0.86)
                               2013      1.09         0.95 - 1.50         16.95 - 17.60

  LMPVET ClearBridge Variable  2017      0.50         0.95 - 1.95          4.65 - 15.19
     Aggressive Growth         2016      0.65         0.95 - 1.95         (1.01) - 0.25
     Sub-Account               2015      0.34         0.95 - 1.95       (3.83) - (2.66)
                               2014      0.17         0.95 - 1.95         17.76 - 19.26
                               2013      0.27         0.95 - 1.95         44.53 - 46.38

  LMPVET ClearBridge Variable  2017      1.18         0.95 - 1.90         11.16 - 18.42
     Appreciation Sub-Account  2016      1.31         0.95 - 1.90           7.70 - 8.73
                               2015      1.15         0.95 - 1.90         (0.31) - 0.64
                               2014      1.14         0.95 - 1.90           8.90 - 9.94
                               2013      1.28         0.95 - 1.90         27.56 - 28.77

  LMPVET ClearBridge Variable  2017      1.31         0.95 - 1.90         12.29 - 17.89
     Dividend Strategy         2016      1.41         0.95 - 1.90         12.68 - 13.69
     Sub-Account               2015      1.60         0.95 - 1.90       (6.19) - (5.34)
                               2014      2.00         0.95 - 1.90         11.40 - 12.41
                               2013      1.59         0.95 - 1.90         23.38 - 24.49



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017         8,673    31.69 - 34.28         286,531
     Large Cap Growth             2016         8,139    25.68 - 27.67         216,950
     Sub-Account                  2015         9,250    24.37 - 26.15         233,660
                                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557

  LMPVET ClearBridge Variable     2017        15,712    27.49 - 29.77         445,241
     Large Cap Value Sub-Account  2016        18,344    24.40 - 26.31         461,514
                                  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560

  LMPVET ClearBridge Variable     2017       174,563     1.14 - 39.84       4,979,166
     Small Cap Growth             2016       157,574    23.59 - 31.54       4,385,459
     Sub-Account                  2015       174,184    22.72 - 30.14       4,612,937
                                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330

  LMPVET QS Variable              2017        89,801    24.70 - 27.71       2,336,136
     Conservative Growth          2016        97,631    22.12 - 24.68       2,269,182
     Sub-Account                  2015       110,832    20.93 - 23.22       2,433,690
                                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463

  LMPVET QS Variable Growth       2017        58,448    23.47 - 25.52       1,420,325
     Sub-Account                  2016        67,986    20.00 - 21.65       1,411,867
                                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293

  LMPVET QS Variable Moderate     2017         2,476    22.97 - 23.70          57,780
     Growth Sub-Account           2016         2,494    20.00 - 20.61          50,644
                                  2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413

  LMPVIT Western Asset            2017       343,313     1.04 - 28.95       8,480,321
     Variable Global High Yield   2016       345,252    22.53 - 26.90       8,451,707
     Bond Sub-Account             2015       382,235    19.86 - 23.49       8,226,372
                                  2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842

  Oppenheimer VA Main Street      2017       124,024    34.10 - 37.64       4,378,792
     Small Cap Sub-Account        2016       144,427    30.64 - 33.36       4,544,421
                                  2015       154,239    26.43 - 28.62       4,179,638
                                  2014       170,276    28.57 - 30.77       4,979,605
                                  2013       183,673    25.97 - 27.82       4,873,865

  PIMCO VIT High Yield            2017         5,354    23.10 - 24.03         124,773
     Sub-Account                  2016         5,406    22.00 - 22.83         119,830
                                  2015         6,064    19.86 - 20.57         121,278
                                  2014         8,179    20.49 - 21.19         168,442
                                  2013         8,155    20.13 - 20.77         164,889



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017      0.24         1.50 - 1.90        23.41 - 23.90
     Large Cap Growth             2016      0.50         1.50 - 1.90          5.37 - 5.79
     Sub-Account                  2015      0.44         1.50 - 1.90          7.73 - 8.16
                                  2014      0.46         1.50 - 1.90        11.85 - 12.29
                                  2013      0.46         1.50 - 1.90        35.26 - 35.80

  LMPVET ClearBridge Variable     2017      1.35         1.50 - 1.90        12.68 - 13.13
     Large Cap Value Sub-Account  2016      1.57         1.50 - 1.90        10.87 - 11.32
                                  2015      1.42         1.50 - 1.90      (4.70) - (4.31)
                                  2014      1.89         1.50 - 1.90         9.61 - 10.05
                                  2013      1.62         1.50 - 1.90        29.88 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 1.90        14.70 - 23.09
     Small Cap Growth             2016        --         1.10 - 1.90          3.81 - 4.65
     Sub-Account                  2015        --         1.10 - 1.90      (6.18) - (5.42)
                                  2014        --         1.10 - 1.90          2.12 - 2.94
                                  2013      0.05         1.10 - 1.90        44.28 - 45.44

  LMPVET QS Variable              2017      2.35         1.10 - 1.65        11.70 - 12.31
     Conservative Growth          2016      2.28         1.10 - 1.65          5.67 - 6.26
     Sub-Account                  2015      1.92         1.10 - 1.65      (2.80) - (2.27)
                                  2014      2.43         1.10 - 1.65          3.19 - 3.76
                                  2013      2.14         1.10 - 1.65        13.45 - 14.07

  LMPVET QS Variable Growth       2017      1.73         1.25 - 1.65        17.39 - 17.86
     Sub-Account                  2016      1.45         1.25 - 1.65          6.72 - 7.15
                                  2015      1.39         1.25 - 1.65      (3.83) - (3.45)
                                  2014      1.77         1.25 - 1.65          2.97 - 3.39
                                  2013      1.65         0.95 - 1.65        24.43 - 25.30

  LMPVET QS Variable Moderate     2017      2.19         1.50 - 1.65        14.82 - 14.99
     Growth Sub-Account           2016      2.02         1.50 - 1.65          6.23 - 6.39
                                  2015      1.68         1.50 - 1.65      (3.39) - (3.25)
                                  2014      1.70         1.50 - 1.65          3.19 - 3.34
                                  2013      1.44         1.50 - 1.65        19.83 - 20.01

  LMPVIT Western Asset            2017      5.22         0.95 - 1.90          3.77 - 7.63
     Variable Global High Yield   2016      6.14         0.95 - 1.90        13.43 - 14.51
     Bond Sub-Account             2015      6.06         0.95 - 1.90      (7.61) - (6.73)
                                  2014      6.89         0.95 - 1.90      (3.01) - (2.09)
                                  2013      6.04         0.95 - 1.90          4.27 - 5.27

  Oppenheimer VA Main Street      2017      0.63         0.95 - 1.55         7.39 - 12.84
     Small Cap Sub-Account        2016      0.25         0.95 - 1.50        15.92 - 16.56
                                  2015      0.64         0.95 - 1.50      (7.49) - (6.98)
                                  2014      0.63         0.95 - 1.50         9.99 - 10.60
                                  2013      0.70         0.95 - 1.50        38.53 - 39.29

  PIMCO VIT High Yield            2017      4.87         1.30 - 1.50          5.03 - 5.23
     Sub-Account                  2016      5.22         1.30 - 1.50        10.77 - 10.99
                                  2015      5.25         1.30 - 1.50      (3.11) - (2.91)
                                  2014      5.29         1.30 - 1.50          1.80 - 2.01
                                  2013      5.44         1.30 - 1.50          4.16 - 4.37



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2017         3,972    14.82 - 15.07          59,454      1.34         1.40 - 1.50      (0.16) - (0.06)
     Sub-Account              2016         4,155    14.85 - 15.08          62,277      1.49         1.40 - 1.50        (0.10) - 0.00
                              2015         4,350    14.86 - 15.08          65,235      3.41         1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817      1.10         1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235      1.48         1.40 - 1.50      (1.62) - (1.52)

  Pioneer VCT Mid Cap Value   2017        44,335    52.59 - 61.70       2,454,357      0.62         0.95 - 1.65         4.86 - 11.80
     Sub-Account              2016        46,933    47.36 - 55.19       2,336,394      0.47         0.95 - 1.65        14.33 - 15.13
                              2015        47,288    41.43 - 47.94       2,051,323      0.55         0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128      0.65         0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875      0.75         0.95 - 1.65        30.58 - 31.50

  Pioneer VCT Real Estate     2017           394            30.83          12,151      2.31                1.65                 1.61
     Shares Sub-Account       2016           396            30.34          12,007      3.24                1.65                 4.09
                              2015           397            29.15          11,585      2.07                1.65                 2.81
                              2014           399            28.35          11,317      2.34                1.65                28.42
                              2013           401            22.08           8,850      2.14                1.65               (0.12)

  Putnam VT Equity Income     2017         2,588    33.58 - 36.91          87,866      1.68         0.75 - 1.40        17.13 - 17.89
     Sub-Account              2016         2,546    28.67 - 31.31          73,748      1.58         0.75 - 1.40        12.06 - 12.79
                              2015         1,969    25.59 - 27.75          51,000      1.61         0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627      2.11         0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888      1.95         0.75 - 1.40        30.58 - 31.43

  Putnam VT Multi-Cap Growth  2017        17,982            14.49         260,560      0.85                1.40                27.76
     Sub-Account              2016        18,697            11.34         212,052      0.98                1.40                 6.56
                              2015        20,399            10.64         217,119      0.72                1.40               (1.46)
                              2014        28,619            10.80         309,120      0.52                1.40                12.22
                              2013        27,777             9.62         267,354      0.73                1.40                34.85

  Russell Global Real Estate  2017           215            40.19           8,645      3.67                1.40                10.25
     Securities Sub-Account   2016           215            36.45           7,841      4.56                1.40                 1.59
                              2015           215            35.88           7,718      1.63                1.40               (1.15)
                              2014           215            36.30           7,807      3.29                1.40                13.15
                              2013           215            32.08           6,900      3.99                1.40                 2.21

  Russell International       2017           959            14.85          14,238      2.66                1.40                23.24
     Developed Markets        2016           959            12.05          11,552      3.26                1.40                 0.94
     Sub-Account              2015           959            11.94          11,445      1.14                1.40               (2.69)
                              2014           959            12.26          11,761      1.95                1.40               (5.78)
                              2013           959            13.02          12,482      2.00                1.40                20.22

  Russell Strategic Bond      2017         1,250            19.42          24,270      1.35                1.40                 2.42
     Sub-Account              2016         1,250            18.96          23,697      1.60                1.40                 1.67
                              2015         1,250            18.65          23,307      2.39                1.40               (1.53)
                              2014         1,250            18.94          23,669      1.55                1.40                 3.99
                              2013         1,250            18.21          22,762      1.43                1.40               (2.82)

  Russell U.S. Small Cap      2017           206            23.49           4,847      0.18                1.40                13.88
     Equity Sub-Account       2016           206            20.63           4,257      0.84                1.40                17.01
                              2015           206            17.63           3,638      0.66                1.40               (8.48)
                              2014           206            19.26           3,975      0.25                1.40                 0.15
                              2013           206            19.24           3,969      0.44                1.40                38.06



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------   ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO          NET          INCOME          LOWEST TO        LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                     ------------  ---------------  -------------   -------------  ----------------  ---------------
  Russell U.S. Strategic       2017         2,931            18.36         53,811       1.02                1.40               19.12
     Equity Sub-Account        2016         2,931            15.41         45,173       1.03                1.40                9.10
                               2015         2,931            14.13         41,406       0.81                1.40              (0.30)
                               2014         2,931            14.17         41,531       1.16                1.40               10.15
                               2013         2,931            12.86         37,705       1.21                1.40               31.07

  TAP 1919 Variable Socially   2017           322    45.45 - 47.23         15,055       1.07         1.50 - 1.65       14.84 - 15.01
     Responsive Balanced       2016           340    39.58 - 41.07         13,795       0.85         1.50 - 1.65         4.50 - 4.65
     Sub-Account               2015           437    37.87 - 39.24         16,859       1.42         1.50 - 1.65     (3.32) - (3.18)
                               2014           342    39.18 - 40.53         13,703       0.66         1.50 - 1.65         7.52 - 7.68
                               2013           770    36.44 - 37.64         28,829       1.79         1.50 - 1.65       16.76 - 16.94

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                         Page
                                                                                                    ---------
Report of Independent Registered Public Accounting Firm............................................    2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016
  and 2015:
 Balance Sheets....................................................................................    3
 Statements of Operations..........................................................................    4
 Statements of Comprehensive Income (Loss).........................................................    5
 Statements of Stockholder's Equity................................................................    6
 Statements of Cash Flows..........................................................................    7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..........    8
 Note 2 -- Segment Information.....................................................................    17
 Note 3 -- Insurance...............................................................................    20
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.....    23
 Note 5 -- Reinsurance.............................................................................    26
 Note 6 -- Investments.............................................................................    30
 Note 7 -- Derivatives.............................................................................    37
 Note 8 -- Fair Value..............................................................................    42
 Note 9 -- Equity..................................................................................    50
 Note 10 -- Other Expenses.........................................................................    52
 Note 11 -- Income Tax.............................................................................    53
 Note 12 -- Contingencies, Commitments and Guarantees..............................................    55
 Note 13 -- Related Party Transactions.............................................................    56
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties.................    59
 Schedule III -- Supplementary Insurance Information...............................................    60
 Schedule IV -- Reinsurance........................................................................    62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2017 and 2016, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 22, 2018

We have served as the Company's auditor since 2000.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2017 and 2016

                (In thousands, except share and per share data)

                                                                                                         2017           2016
                                                                                                    -------------- --------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,165,134
 and $1,870,654, respectively)..................................................................... $    2,221,563 $    1,878,514
Mortgage loans (net of valuation allowances of $1,747 and $1,775, respectively)....................        394,863        406,085
Other invested assets, at estimated fair value.....................................................          3,784          8,656
                                                                                                    -------------- --------------
   Total investments...............................................................................      2,620,210      2,293,255
Cash and cash equivalents, principally at estimated fair value.....................................         86,154         18,583
Accrued investment income..........................................................................         18,323         16,626
Premiums, reinsurance and other receivables........................................................        572,609        354,939
Deferred policy acquisition costs and value of business acquired...................................        131,059         85,173
Current income tax recoverable.....................................................................             --         57,736
Other assets.......................................................................................         36,317         48,285
Separate account assets............................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total assets................................................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $      674,046 $      627,007
Policyholder account balances......................................................................      1,343,330      1,202,350
Other policy-related balances......................................................................         12,733          7,285
Payables for collateral under derivative transactions..............................................          5,384          8,942
Current income tax payable.........................................................................          2,064             --
Deferred income tax liability......................................................................        112,498        219,839
Other liabilities..................................................................................        471,130        112,441
Separate account liabilities.......................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total liabilities..............................................................................      7,642,818      6,936,313
                                                                                                    -------------- --------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding...........          2,000          2,000
Additional paid-in capital.........................................................................        415,931        340,931
Retained earnings..................................................................................        395,928        349,395
Accumulated other comprehensive income (loss)......................................................         29,628          4,407
                                                                                                    -------------- --------------
    Total stockholder's equity.....................................................................        843,487        696,733
                                                                                                    -------------- --------------
    Total liabilities and stockholder's equity..................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                      2017         2016         2015
                                                                                  -----------  -----------  -----------
Revenues
Premiums......................................................................... $    26,268  $    50,739  $    71,872
Universal life and investment-type product policy fees...........................     103,736      103,000      110,905
Net investment income............................................................      86,327       57,780       52,944
Other revenues...................................................................     (46,266)      29,192       (9,465)
Net investment gains (losses)....................................................      (1,178)      (3,737)       4,399
Net derivative gains (losses)....................................................    (157,222)      67,726       65,000
                                                                                  -----------  -----------  -----------
  Total revenues.................................................................      11,665      304,700      295,655
                                                                                  -----------  -----------  -----------
Expenses
Policyholder benefits and claims.................................................      (4,774)      51,980       49,400
Interest credited to policyholder account balances...............................      39,423       39,914       52,133
Amortization of deferred policy acquisition costs and value of business acquired.     (39,997)      23,217      103,826
Other expenses...................................................................      65,953       57,027       65,213
                                                                                  -----------  -----------  -----------
  Total expenses.................................................................      60,605      172,138      270,572
                                                                                  -----------  -----------  -----------
Income (loss) before provision for income tax....................................     (48,940)     132,562       25,083
Provision for income tax expense (benefit).......................................    (100,725)      42,152        1,988
                                                                                  -----------  -----------  -----------
Net income (loss)................................................................ $    51,785  $    90,410  $    23,095
                                                                                  ===========  ===========  ===========

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                       2017        2016        2015
                                                                                    ----------  ----------  ----------
Net income (loss).................................................................. $   51,785  $   90,410  $   23,095
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets.....................     34,971      (3,066)    (55,353)
  Unrealized gains (losses) on derivatives.........................................     (4,248)      1,529       2,760
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), before income tax...............................     30,723      (1,537)    (52,593)
Income tax (expense) benefit related to items of other comprehensive income (loss).     (5,502)        538      18,408
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), net of income tax...............................     25,221        (999)    (34,185)
                                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................................ $   77,006  $   89,411  $  (11,090)
                                                                                    ==========  ==========  ==========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                                Accumulated
                                                                   Additional                      Other          Total
                                                        Common      Paid-in        Retained    Comprehensive  Stockholder's
                                                        Stock       Capital        Earnings    Income (Loss)     Equity
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2014......................... $     2,000 $     340,931 $     235,890  $      39,591  $     618,412
Net income (loss)....................................                                  23,095                        23,095
Other comprehensive income (loss), net of income tax.                                                (34,185)       (34,185)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2015.........................       2,000       340,931       258,985          5,406        607,322
Net income (loss)....................................                                  90,410                        90,410
Other comprehensive income (loss), net of income tax.                                                   (999)          (999)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2016.........................       2,000       340,931       349,395          4,407        696,733
Capital contribution.................................                    75,000                                      75,000
Net income (loss)....................................                                  51,785                        51,785
Effect of change in accounting principle (Note 1)....                                  (5,252)         5,252             --
Other comprehensive income (loss), net of income tax.                                                 19,969         19,969
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2017......................... $     2,000 $     415,931 $     395,928  $      29,628  $     843,487
                                                      =========== ============= =============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                             2017         2016          2015
                                                                                         -----------  ------------  -----------
Cash flows from operating activities
Net income (loss)....................................................................... $    51,785  $     90,410  $    23,095
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses.................................................       1,826         3,534        1,408
 Amortization of premiums and accretion of discounts associated with investments, net...       4,390          (828)      (1,918)
 (Gains) losses on investments, net.....................................................       1,178         3,737       (4,399)
 (Gains) losses on derivatives, net.....................................................      56,628       (44,031)     (41,794)
 Interest credited to policyholder account balances.....................................      39,423        39,914       52,133
 Universal life and investment-type product policy fees.................................    (103,736)     (103,000)    (110,905)
 Change in accrued investment income....................................................      (1,686)         (404)      (1,048)
 Change in premiums, reinsurance and other receivables..................................    (290,764)      433,724        2,601
 Change in deferred policy acquisition costs and value of business acquired, net........     (57,086)       18,241       99,059
 Change in income tax...................................................................     (58,293)       44,325      (78,460)
 Change in other assets.................................................................     102,321       103,403      102,648
 Change in future policy benefits and other policy-related balances.....................      52,287        77,708       68,764
 Change in other liabilities............................................................     354,777      (334,195)      12,764
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) operating activities.....................................     153,050       332,538      123,948
                                                                                         -----------  ------------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..............................................................     548,721       140,236      364,194
 Mortgage loans.........................................................................      42,363        42,446       23,593
Purchases of:
 Fixed maturity securities..............................................................    (845,133)     (379,993)    (372,108)
 Mortgage loans.........................................................................     (30,679)      (44,325)     (45,240)
Cash received in connection with freestanding derivatives...............................         729            54          786
Cash paid in connection with freestanding derivatives...................................        (118)          (25)        (822)
Net change in short-term investments....................................................         (12)       18,487       (6,380)
Net change in other invested assets.....................................................          (6)            2          414
Other, net..............................................................................          --           183           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) investing activities.....................................    (284,135)     (222,935)     (35,563)
                                                                                         -----------  ------------  -----------
Cash flows from financing activities
Policyholder account balances:
 Deposits...............................................................................     253,911        50,745       56,728
 Withdrawals............................................................................    (126,697)     (156,717)    (146,131)
Net change in payables for collateral under derivative transactions.....................      (3,558)        5,642        3,300
Capital contribution....................................................................      75,000            --           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) financing activities.....................................     198,656      (100,330)     (86,103)
                                                                                         -----------  ------------  -----------
Change in cash and cash equivalents.....................................................      67,571         9,273        2,282
Cash and cash equivalents, beginning of year............................................      18,583         9,310        7,028
                                                                                         -----------  ------------  -----------
Cash and cash equivalents, end of year.................................................. $    86,154  $     18,583  $     9,310
                                                                                         ===========  ============  ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax............................................................................. $   (42,132) $     (1,314) $    80,448
                                                                                         ===========  ============  ===========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates........................... $        --  $    552,113  $        --
                                                                                         ===========  ============  ===========
 Transfer of mortgage loans from former affiliates...................................... $        --  $    266,557  $        --
                                                                                         ===========  ============  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   On January 12, 2016, MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business, and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Life Insurance. On
July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
------------------------------------------------------------------------------------------
Insurance                                                                            3
------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles  4
------------------------------------------------------------------------------------------
Reinsurance                                                                          5
------------------------------------------------------------------------------------------
Investments                                                                          6
------------------------------------------------------------------------------------------
Derivatives                                                                          7
------------------------------------------------------------------------------------------
Fair Value                                                                           8
------------------------------------------------------------------------------------------
Income Tax                                                                           11
------------------------------------------------------------------------------------------
Litigation Contingencies                                                             12

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees, and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment issue exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the reinsured portions of these guarantees are accounted for as embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives.

      The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities, see
  Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 11 for more information.

  Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $0 and $12.4 million at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $0 and $5.9 million at December 31, 2017 and 2016, respectively. Related amortization expense was $544 thousand, $2.2 million and $13 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the financial statements.

   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its financial statements.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220 provide an option   January 1, 2019     The Company elected to early
Comprehensive Income      to reclassify stranded tax effects within AOCI  applied in the      adopt the ASU as of December 31,
(Topic 220)-              to retained earnings in each period in which    period of adoption  2017 and reclassified $5.3 million
Reclassification of       the effect of the change in the U.S. federal    (with early         from AOCI into retained earnings
Certain Tax Effects from  corporate income tax rate in the Tax Act of     adoption            related to the impact of the Tax
Accumulated Other         2017 (or portion thereof) is recorded.          permitted)          Act of 2017. See Notes 9 and 11.
Comprehensive Income
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815 (i) refine and      January 1, 2019     The Company does not expect a
Derivatives and Hedging   expand the criteria for achieving hedge         using the modified  material impact on the Company's
(Topic 815): Targeted     accounting on certain hedging strategies, (ii)  retrospective       financial statements from adoption
Improvements to           require the earnings effect of the hedging      method (with early  of the new guidance.
Accounting for Hedging    instrument be presented in the same line item   adoption
Activities                in which the earnings effect of the hedged      permitted)
                          item is reported, and (iii) eliminate the
                          requirement to separately measure and report
                          hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic 326 replace the         January 1, 2020     The Company is currently
Instruments - Credit      incurred loss impairment methodology for        using the modified  evaluating the impact of this
Losses (Topic 326):       certain financial instruments with one that     retrospective       guidance on its financial
Measurement of Credit     reflects expected credit losses based on        method (with early  statements. We expect the most
Losses on Financial       historical loss information, current            adoption permitted  significant impacts to be earlier
Instruments               conditions, and reasonable and supportable      beginning           recognition of impairments on
                          forecasts. The new guidance also requires that  January 1, 2019)    mortgage loan investments.
                          an other-than-temporary impairment ("OTTI") on
                          a debt security will be recognized as an
                          allowance going forward, such that
                          improvements in expected future cash flows
                          after an impairment will no longer be
                          reflected as a prospective yield adjustment
                          through net investment income, but rather a
                          reversal of the previous impairment and
                          recognized through realized investment gains
                          and losses.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are impacted, the      January 1, 2018     No impact on the Company's
from Contracts with       guidance will require an entity to recognize    using the           financial statements.
Customers (Topic 606)     revenue upon the transfer of promised goods or  retrospective
                          services to customers in an amount that         method
                          reflects the consideration to which the entity
                          expects to be entitled, in exchange for those
                          goods or services.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of life insurance products and services, including term, universal and whole life designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings, as well as income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's former U.S. insurance business sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues costs related to non-core products.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are the significant items excluded from total expenses in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon:
(i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                    Operating Results
                                            --------------------------------
                                                                   Corporate
Year Ended December 31, 2017                Annuities     Life      & Other      Total
------------------------------------------- ---------- ---------- ----------  -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   65,637 $    2,692  $    6,824  $    75,153
Provision for income tax expense (benefit).     16,104      1,533    (74,929)     (57,292)
                                            ---------- ---------- ----------  -----------
  Adjusted earnings........................ $   49,533 $    1,159  $   81,753      132,445
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                        (1,178)
Net derivative gains (losses)..............                                      (157,222)
Other adjustments to net income............                                         34,307
Provision for income tax (expense) benefit.                                         43,433
                                                                              -----------
  Net income (loss)........................                                    $    51,785
                                                                              ===========

Interest revenue........................... $   57,142 $   19,078 $   10,433

                                                       Corporate
  At December 31, 2017           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 7,219,139 $  662,546 $  604,620 $ 8,486,305
  Separate account assets...... $ 5,021,633 $       -- $       -- $ 5,021,633
  Separate account liabilities. $ 5,021,633 $       -- $       -- $ 5,021,633

                                                   Operating Results
                                            --------------------------------
                                                                  Corporate
Year Ended December 31, 2016                Annuities     Life     & Other      Total
------------------------------------------- ---------- ---------- ---------- ----------
                                                           (In thousands)
Pre-tax adjusted earnings.................. $   52,855 $   40,561 $    9,665  $  103,081
Provision for income tax expense (benefit).     14,623     14,197      3,014      31,834
                                            ---------- ---------- ---------- ----------
  Adjusted earnings........................ $   38,232 $   26,364 $    6,651  $   71,247
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                      (3,737)
Net derivative gains (losses)..............                                       67,726
Other adjustments to net income............                                     (34,508)
Provision for income tax (expense) benefit.                                     (10,318)
                                                                             ----------
  Net income (loss)........................                                  $   90,410
                                                                             ==========

Interest revenue........................... $   27,747 $   17,108 $   13,204

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

                                                       Corporate
  At December 31, 2016           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 6,708,803 $  342,592 $  581,651 $ 7,633,046
  Separate account assets...... $ 4,758,449 $       -- $       -- $ 4,758,449
  Separate account liabilities. $ 4,758,449 $       -- $       -- $ 4,758,449

                                                    Operating Results
                                            ----------------------------------
                                                                    Corporate
Year Ended December 31, 2015                Annuities      Life      & Other      Total
------------------------------------------- ---------- -----------  ---------- -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   20,794     (60,934) $   11,842 $   (28,298)
Provision for income tax expense (benefit).      1,139     (21,327)      3,493     (16,695)
                                            ---------- -----------  ---------- -----------
  Adjusted earnings........................ $   19,655 $   (39,607) $    8,349 $   (11,603)
                                            ========== ===========  ==========
Adjustments for:
Net investment gains (losses)..............                                          4,399
Net derivative gains (losses)..............                                         65,000
Other adjustments to net income............                                        (16,018)
Provision for income tax (expense) benefit.                                        (18,683)
                                                                               -----------
  Net income (loss)........................                                    $    23,095
                                                                               ===========

Interest revenue........................... $   23,210 $    15,432  $   14,516

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                     Years Ended December 31,
                              ---------------------------------------
                                  2017          2016         2015
                              ------------  ------------ ------------
                                          (In thousands)
           Annuities......... $    106,762  $    125,308 $    139,102
           Life..............       36,646        86,089       56,322
           Corporate & Other.       12,789        15,135       16,771
           Adjustments.......     (144,532)       78,168       83,460
                              ------------  ------------ ------------
             Total........... $     11,665  $    304,700 $    295,655
                              ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                ----------------------------------------
                                    2017         2016          2015
                                ------------ ------------- -------------
                                             (In thousands)
       Annuity products........ $     63,813 $     112,018 $     130,167
       Life insurance products.       19,925        70,913        43,145
                                ------------ ------------- -------------
         Total................. $     83,738 $     182,931 $     173,312
                                ============ ============= =============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2017           2016
                                   -------------- --------------
                                          (In thousands)
                Annuities......... $    1,675,039 $    1,504,773
                Life..............        346,084        322,319
                Corporate & Other.          8,986          9,550
                                   -------------- --------------
                  Total........... $    2,030,109 $    1,836,642
                                   ============== ==============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.
   Future policy benefits are measured as follows:

Product Type:               Measurement Assumptions:
-------------------------------------------------------------------------------------------------------------------------
Nonparticipating life       Aggregate of the present value of expected future benefit payments and related expenses
  insurance                   less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
-------------------------------------------------------------------------------------------------------------------------
Individual and group fixed  Present value of expected future payments. Interest rate assumptions used in establishing
  annuities after             such liabilities range from 3% to 6%.
  annuitization

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                     Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
       . An enhanced death benefit may be     . Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the Standard & Poor's Global
                                                 Ratings ("S&P") 500 Index.
                                              . Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       . Certain contracts also provide for   . Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDB
          purchase premium in lieu of the        liabilities.
          annuitization benefit.
                                              . Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the contract
                                                 holder.
------------------------------------------------------------------------------------
GMWBs  . A return of purchase payment via     . Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDB liabilities.
          not exceed a certain limit.
       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2015... $     7,152  $     96,726 $    103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.       9,801       149,069      158,870
     Incurred guaranteed benefits.       2,675        22,559       25,234
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,465  $    171,628 $    184,093
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2015... $     7,152  $     32,487 $     39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.      10,233        51,490       61,723
     Incurred guaranteed benefits.       2,547         9,386       11,933
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,769  $     60,876 $     73,645
                                   ===========  ============ ============
     Net
     Balance at January 1, 2015... $        --  $     64,239 $     64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.        (432)       97,579       97,147
     Incurred guaranteed benefits.         128        13,173       13,301
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $      (304) $    110,752 $    110,448
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                       December 31,
                                          -----------------------------------------------------------------------
                                                         2017                               2016
                                          ------------------------------     ------------------------------
                                               In the             At              In the             At
                                           Event of Death    Annuitization    Event of Death    Annuitization
                                          --------------    -------------    --------------    -------------
                                                                 (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)..................  $  5,026,927     $  4,149,482      $  4,763,943     $  3,969,485
Separate account value...................  $  5,020,107     $  4,149,482      $  4,753,638     $  3,968,482
Net amount at risk.......................  $      5,262 (4) $    166,788 (5)  $     36,827 (4) $    209,926 (5)
Average attained age of contract holders.      66 years         66 years          66 years         65 years

 -------

 (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 (2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of guaranteed minimum benefits which have been reinsured.

 (3) Includes the contract holder's investments in the general account and separate account, if applicable.

 (4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

 (5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  -----------------------------
                                       2017           2016
                                  -------------- --------------
                                         (In thousands)
                 Fund Groupings:
                   Balanced...... $    3,099,888 $    2,945,952
                   Equity........      1,513,408      1,403,276
                   Bond..........        359,929        359,993
                   Money Market..         48,408         49,228
                                  -------------- --------------
                     Total....... $    5,021,633 $    4,758,449
                                  ============== ==============

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                          Years Ended December 31,
                                                                  ---------------------------------------
                                                                      2017          2016         2015
                                                                  ------------  -----------  ------------
                                                                               (In thousands)
DAC
Balance at January 1,                                             $     85,032  $   107,474  $    204,321
Capitalizations                                                         17,089        4,976         4,768
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)        50,228      (12,163)      (16,372)
 Other expenses                                                        (10,182)     (11,155)      (87,443)
                                                                  ------------  -----------  ------------
   Total amortization                                                   40,046      (23,318)     (103,815)
                                                                  ------------  -----------  ------------
Unrealized investment gains (losses)                                   (11,200)      (4,100)        2,200
                                                                  ------------  -----------  ------------
Balance at December 31,                                                130,967       85,032       107,474
                                                                  ------------  -----------  ------------
VOBA
Balance at January 1,                                                      141           40            51
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)            --           --             5
 Other expenses                                                            (49)         101           (16)
                                                                  ------------  -----------  ------------
   Total amortization                                                      (49)         101           (11)
                                                                  ------------  -----------  ------------
Balance at December 31,                                                     92          141            40
                                                                  ------------  -----------  ------------
Total DAC and VOBA
Balance at December 31,                                           $    131,059  $    85,173  $    107,514
                                                                  ============  ===========  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                     ------------------------
                                         2017        2016
                                     ------------ -----------
                                          (In thousands)
                  Annuities          $    107,760 $    60,689
                  Life                     23,101      24,265
                  Corporate & Other           198         219
                                     ------------ -----------
                    Total            $    131,059 $    85,173
                                     ============ ===========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

   Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                         -----------------------------------
                                             2017        2016        2015
                                         -----------  ----------  ----------
                                                    (In thousands)
   DSI
   Balance at January 1,................  $    29,647  $   37,114  $   41,176
   Capitalization.......................          155         350         452
   Amortization.........................        (479)     (7,017)     (5,014)
   Unrealized investment gains (losses).      (2,400)       (800)         500
                                         -----------  ----------  ----------
   Balance at December 31,..............  $    26,923  $   29,647  $   37,114
                                         ===========  ==========  ==========
   VODA
   Balance at January 1,................  $     9,862  $   11,222  $   12,616
   Amortization.........................      (1,283)     (1,360)     (1,394)
                                         -----------  ----------  ----------
   Balance at December 31,..............  $     8,579  $    9,862  $   11,222
                                         ===========  ==========  ==========
   Accumulated amortization.............  $    10,935  $    9,652  $    8,292
                                         ===========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                        VOBA        VODA
                                                      --------- ------------
                                                          (In thousands)
   2018.............................................. $      46 $      1,184
   2019.............................................. $      46 $      1,073
   2020.............................................. $      -- $        956
   2021.............................................. $      -- $        841
   2022.............................................. $      -- $        730

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse Life Insurance Company and formerly reinsured to MLIC, 100% of the certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantees reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $17.0 million and $11.9 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $17.1 million of net ceded reinsurance recoverables with third-parties. Of this total, $15.0 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured. At December 31, 2016, the Company had $11.9 million of net ceded reinsurance recoverables with third-parties. Of this total, $10.5 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------  ------------  ------------
                                                                            (In thousands)
Premiums
Direct premiums...............................................  $     93,196  $    109,733  $    122,110
Reinsurance ceded.............................................      (66,928)      (58,994)      (50,238)
                                                               ------------  ------------  ------------
  Net premiums................................................  $     26,268  $     50,739  $     71,872
                                                               ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $    107,605  $    106,830  $    114,850
Reinsurance ceded.............................................       (3,869)       (3,830)       (3,945)
                                                               ------------  ------------  ------------
  Net universal life and investment-type product policy fees..  $    103,736  $    103,000  $    110,905
                                                               ============  ============  ============
Other revenues
Direct other revenues.........................................  $     13,016  $     12,494  $     12,754
Reinsurance ceded.............................................      (59,282)        16,698      (22,219)
                                                               ------------  ------------  ------------
  Net other revenues.......................................... $    (46,266)  $     29,192 $     (9,465)
                                                               ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $    105,551  $    128,420  $    138,574
Reinsurance ceded.............................................     (110,325)      (76,440)      (89,174)
                                                               ------------  ------------  ------------
  Net policyholder benefits and claims........................ $     (4,774)  $     51,980  $     49,400
                                                               ============  ============  ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                         December 31,
                                             ---------------------------------------------------------------------
                                                            2017                               2016
                                             ---------------------------------- ----------------------------------
                                                                       Total                              Total
                                                                      Balance                            Balance
                                               Direct      Ceded       Sheet      Direct      Ceded       Sheet
                                             ---------- ----------- ----------- ---------- ----------- -----------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables. $   20,852 $   551,757 $   572,609 $   19,005 $   335,934 $   354,939

Liabilities
Other policy-related balances............... $   12,733 $        -- $    12,733 $    7,285 $        -- $     7,285
Other liabilities........................... $   21,643 $   449,487 $   471,130 $   10,637 $   101,804 $   112,441

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of related party reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont ("MRV"), all of which were related parties at December 31, 2017.

   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        ---------------------------------
                                                           2017        2016       2015
                                                        ----------  ---------  ----------
                                                                  (In thousands)
Premiums
Reinsurance ceded...................................... $  (51,944) $ (44,259) $  (37,119)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $   (3,680) $  (3,645) $   (3,784)
Other revenues
Reinsurance ceded...................................... $  (59,272)  $  16,701 $  (22,212)
Policyholder benefits and claims
Reinsurance ceded...................................... $  (99,990) $ (71,948) $  (76,410)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                        December 31,
                                                   -----------------------
                                                      2017        2016
                                                   ----------- -----------
                                                       (In thousands)
      Assets
      Premiums, reinsurance and other receivables. $   533,388 $   321,868
      Liabilities
      Other liabilities........................... $   448,210 $    99,641

   The Company ceded risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $307.7 million and $211.2 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($73.6) million, $24.2 million and $12.5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $0 and $168.1 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($125.1) million, $46.2 million and $54.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27.2 million, a decrease in premiums, reinsurance and other receivables of $93.7 million and a decrease in other liabilities of $158.1 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of $21.9 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $92.6 million and $199.0 million of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $19.6 million and $28.0 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2017 and 2016.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.

                                                December 31, 2017                                December 31, 2016
                                ------------------------------------------------- ------------------------------------
                                                Gross Unrealized                                  Gross Unrealized
                                            -------------------------                         ------------------------
                                                                       Estimated
                                 Amortized           Temporary  OTTI     Fair      Amortized          Temporary  OTTI
                                   Cost      Gains    Losses   Losses    Value       Cost      Gains   Losses   Losses
                                ----------- -------- --------- ------ ----------- ----------- ------- --------- ------
                                                                          (In thousands)
Fixed maturity securities: (1)
U.S. corporate................. $   770,385 $ 29,246 $   2,007 $  --  $   797,624 $   709,694 $20,400 $   8,283 $  --
U.S. government and
 agency........................     535,757   17,023     5,717    --      547,063     410,504   9,560    13,519    --
Foreign corporate..............     304,650    8,168     3,704    --      309,114     237,412   2,998     8,070    --
RMBS...........................     217,857    5,626     1,703    --      221,780     238,676   2,033     2,322    --
CMBS...........................     197,931    3,533     1,043    --      200,421     177,719   2,724     1,487    --
State and political
 subdivision...................      64,056    6,596       366    --       70,286      52,739   4,345       764    --
ABS............................      58,665      305        98    --       58,872      26,695     152       177    --
Foreign government.............      15,833      597        27    --       16,403      17,215     543       273    --
                                ----------- -------- --------- -----  ----------- ----------- ------- --------- -----
  Total fixed maturity
   securities.................. $ 2,165,134 $ 71,094 $  14,665 $  --  $ 2,221,563 $ 1,870,654 $42,755 $  34,895 $  --
                                =========== ======== ========= =====  =========== =========== ======= ========= =====

                                ------------


                                 Estimated
                                   Fair
                                   Value
                                -----------

Fixed maturity securities: (1)
U.S. corporate................. $   721,811
U.S. government and
 agency........................     406,545
Foreign corporate..............     232,340
RMBS...........................     238,387
CMBS...........................     178,956
State and political
 subdivision...................      56,320
ABS............................      26,670
Foreign government.............      17,485
                                -----------
  Total fixed maturity
   securities.................. $ 1,878,514
                                ===========

--------

(1)Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company did not hold non-income producing fixed maturity securities at both December 31, 2017 and 2016.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured    Maturity
                      Year or Less  Five Years       Years          Years      Securities   Securities
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                        (In thousands)
Amortized cost....... $    40,231  $    333,428   $    760,665  $    556,357  $    474,453 $    2,165,134
Estimated fair value. $    40,633  $    338,857   $    768,084  $    592,916  $    481,073 $    2,221,563

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                                December 31, 2017                          December 31, 2016
                                   ------------------------------------------- ------------------------------------------
                                                          Equal to or Greater                        Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- --------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated   Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair    Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value     Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
                                                                   (Dollars in thousands)
Fixed maturity securities
U.S. corporate.................... $  118,514  $    898  $   46,372  $  1,109  $  250,559 $   6,667  $  17,745  $  1,616
U.S. government and agency........    248,434     2,895     107,253     2,822     342,150    13,519         --        --
Foreign corporate.................     88,724     1,540      29,552     2,164     129,093     3,541     22,965     4,529
RMBS..............................     24,060       162      38,454     1,541     137,470     2,089      6,822       233
CMBS..............................     18,430       176      27,958       867      42,661     1,068      3,729       419
State and political subdivision...      9,232       110       8,111       256      20,709       764         --        --
ABS...............................      7,361        23       8,076        75      17,504       177         --        --
Foreign government................      4,484        27          --        --       7,189       148        868       125
                                   ----------  --------  ----------  --------  ---------- ---------  ---------  --------
  Total fixed maturity securities. $  519,239  $  5,831  $  265,776  $  8,834  $  947,335 $  27,973  $  52,129  $  6,922
                                   ==========  ========  ==========  ========  ========== =========  =========  ========
Total number of securities in an
 unrealized loss position.........        131                    58                   203                   35
                                   ==========            ==========            ==========            =========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $20.2 million during the year ended December 31, 2017 to $14.7 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


    At December 31, 2017, there were no gross unrealized losses on fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                     December 31,
                                   ------------------------------------------------
                                             2017                     2016
                                   -----------------------  -----------------------
                                     Carrying      % of       Carrying      % of
                                      Value        Total       Value        Total
                                   ------------  ---------  ------------  ---------
                                                (Dollars in thousands)
Mortgage loans:
  Commercial...................... $    276,626       70.0% $    286,002       70.4%
  Agricultural....................      119,984       30.4       121,858       30.0
                                   ------------  ---------  ------------  ---------
    Subtotal (1)..................      396,610      100.4       407,860      100.4
  Valuation allowances (2)........       (1,747)      (0.4)       (1,775)      (0.4)
                                   ------------  ---------  ------------  ---------
     Total mortgage loans, net.... $    394,863      100.0% $    406,085      100.0%
                                   ============  =========  ============  =========

--------

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $22.2 million, $100.2 million and $44.9 million, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $58.5 million, $63.7 million and $30.3 million during the years ended December 31, 2017, 2016 and 2015, respectively.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    Information on commercial and agricultural mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                                            Recorded Investment
                                         ---------------------------------------------------------
                                             Debt Service Coverage Ratios
                                         -------------------------------------             % of
                                            > 1.20x   1.00x - 1.20x    < 1.00x     Total     Total
                                         ---------- --------------- ---------- --------- ---------
                                                           (Dollars in thousands)

December 31, 2017
Loan-to-value ratios:
Less than 65%...........................   $243,217         $17,425       $ --  $260,642      94.2%
65% to 75%..............................     12,957              --         --    12,957       4.7
76% to 80%..............................      3,027              --         --     3,027       1.1
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $259,201         $17,425       $ --  $276,626     100.0%
                                         ========== =============== ========== ========= =========
December 31, 2016
Loan-to-value ratios:
Less than 65%...........................   $259,711         $15,614       $999  $276,324      96.6%
65% to 75%..............................      9,678              --         --     9,678       3.4
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $269,389         $15,614       $999  $286,002     100.0%
                                         ========== =============== ========== ========= =========

  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                                     December 31,
                                    ----------------------------------------------
                                             2017                    2016
                                    ----------------------  ----------------------
                                      Recorded     % of       Recorded     % of
                                      Investment   Total      Investment   Total
                                    ------------ ---------  ------------ ---------
                                                (Dollars in thousands)

Loan-to-value ratios:
Less than 65%......................     $119,077      99.2%     $119,974      98.4%
65% to 75%.........................          907       0.8         1,884       1.6
                                    ------------ ---------  ------------ ---------
 Total.............................     $119,984     100.0%     $121,858     100.0%
                                    ============ =========  ============ =========

  Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at both December 31, 2017 and 2016. During the years ended December 31, 2017 and 2016, the Company did not have any mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $60.7 million and $9.2 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016          2015
                                                             ------------  ------------  -----------
                                                                          (In thousands)
Fixed maturity securities...................................  $    56,432   $     7,862   $    6,028
Derivatives.................................................          471         4,718        3,189
                                                             ------------  ------------  -----------
 Subtotal...................................................       56,903        12,580        9,217
                                                             ------------  ------------  -----------
Amounts allocated from:
 DAC and DSI................................................      (19,400)       (5,800)        (900)
Deferred income tax benefit (expense).......................       (7,875)       (2,373)      (2,911)
                                                             ------------  ------------  -----------
Net unrealized investment gains (losses)....................  $    29,628   $     4,407   $    5,406
                                                             ============  ============  ===========

    The changes in net unrealized investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016         2015
                                                             ------------  -----------  ------------
                                                                          (In thousands)
Balance at January 1,.......................................  $     4,407   $    5,406   $    39,591
Unrealized investment gains (losses) during the year........       44,323        3,363       (55,293)
Unrealized investment gains (losses) relating to:
 DAC and DSI................................................      (13,600)      (4,900)        2,700
 Deferred income tax benefit (expense)......................       (5,502)         538        18,408
                                                             ------------  -----------  ------------
Balance at December 31,.....................................  $    29,628   $    4,407   $     5,406
                                                             ============  ===========  ============
 Change in net unrealized investment gains (losses).........  $    25,221   $     (999)  $   (34,185)
                                                             ============  ===========  ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                                  December 31,
                                                             -----------------------
                                                                2017        2016
                                                             ----------- -----------
                                                                 (In thousands)
Invested assets on deposit (regulatory deposits)............  $    1,549  $    1,507
Invested assets pledged as collateral (1)...................  $      707  $       --
                                                             ----------- -----------
Total invested assets on deposit and pledged as collateral..  $    2,256  $    1,507
                                                             =========== ===========

--------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2017 or 2016.

  Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                        December 31,
                                                     ---------------------------------------------------
                                                               2017                      2016
                                                     ------------------------- -------------------------
                                                                    Maximum                   Maximum
                                                       Carrying    Exposure      Carrying    Exposure
                                                        Amount    to Loss (1)     Amount    to Loss (1)
                                                     ------------ ------------ ------------ ------------
                                                                       (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)........................... $    431,406 $    431,406 $    444,013 $    444,013
Foreign corporate...................................        6,394        6,394        5,884        5,884
                                                     ------------ ------------ ------------ ------------
 Total.............................................. $    437,800 $    437,800 $    449,897 $    449,897
                                                     ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                             Years Ended December 31,
                                                     -----------------------------------------
                                                         2017          2016          2015
                                                     ------------- ------------- -------------
                                                                  (In thousands)
Investment income:
  Fixed maturity securities......................... $      71,779 $      50,386 $      47,069
  Mortgage loans....................................        16,665         8,734         6,904
  Cash, cash equivalents and short-term investments.           261           102            38
  Other.............................................           778           516           401
                                                     ------------- ------------- -------------
    Subtotal........................................        89,483        59,738        54,412
  Less: Investment expenses.........................         3,156         1,958         1,468
                                                     ------------- ------------- -------------
     Net investment income.......................... $      86,327 $      57,780 $      52,944
                                                     ============= ============= =============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                          ----------------------------------------
                                                                              2017          2016          2015
                                                                          ------------  ------------  ------------
                                                                                       (In thousands)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized:
   U.S. and foreign corporate securities -- by industry:
     Industrial.......................................................... $         --  $       (870) $         --
                                                                          ------------  ------------  ------------
      OTTI losses on fixed maturity securities recognized in earnings....           --          (870)           --
Fixed maturity securities -- net gains (losses) on sales and disposals...       (1,749)       (1,884)        4,547
                                                                          ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.....................       (1,749)       (2,754)        4,547
                                                                          ------------  ------------  ------------
Equity securities - net gains (losses) on sales and disposals............           --             6            --
Mortgage loans...........................................................          (42)       (1,129)         (146)
Other....................................................................          613           140            (2)
                                                                          ------------  ------------  ------------
   Total net investment gains (losses)................................... $     (1,178) $     (3,737) $      4,399
                                                                          ============  ============  ============

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $467 thousand, ($54) thousand and $458 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                 -------------------------------------------------------------
                                    2017         2016        2015      2017     2016    2015
                                 ----------  -----------  ----------  ------- -------- -------
                                      Fixed Maturity Securities          Equity Securities
                                 -----------------------------------  ------------------------
                                                        (In thousands)
Proceeds........................ $  462,993  $    74,657  $  292,993  $    -- $    183 $    --
                                 ==========  ===========  ==========  ======= ======== =======
Gross investment gains.......... $    1,879  $     1,006  $    8,204  $    -- $      6 $    --
Gross investment losses.........     (3,628)      (2,890)     (3,657)      --       --      --
OTTI losses.....................         --         (870)         --       --       --      --
                                 ----------  -----------  ----------  ------- -------- -------
  Net investment gains (losses). $   (1,749) $    (2,754) $    4,547  $    -- $      6 $    --
                                 ==========  ===========  ==========  ======= ======== =======

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment advisor. The related investment administrative service charges were $2.8 million, $1.9 million and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                        2017                           2016
                                                            -----------------------------  -----------------------------
                                                                      Estimated Fair Value           Estimated Fair Value
                                                                     --------------------            -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------   -------- --------  ----------- -------- --------  -----------
                                                                                  (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
 Foreign currency swaps.  Foreign currency exchange rate    $ 70,307 $  1,571   $   1,357  $ 33,930 $  4,947    $   --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps..  Foreign currency exchange rate      16,636    2,213         254    14,063    3,709        --
                                                            -------- --------   ---------  -------- --------    ------
   Total................                                    $ 86,943 $  3,784   $   1,611  $ 47,993 $  8,656    $   --
                                                            ======== ========   =========  ======== ========    ======

   The Company recognized net investment income from settlement payments related to qualifying hedges of $604 thousand, $581 thousand and $394 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $326 thousand, $279 thousand and $215 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                                 Year Ended December 31, 2017
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           (9)    $           --    $       (4,257)
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             (9)                --            (4,257)
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................         (1,609)               373                --
    Embedded derivatives.............................................       (156,297)                --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................       (157,906)               373                --
                                                                      --------------     --------------    --------------
       Total......................................................... $     (157,915)    $          373    $       (4,257)
                                                                      ==============     ==============    ==============

                                                                                 Year Ended December 31, 2016
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           55     $          (44)   $        1,584
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             55                (44)            1,584
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          2,114               (757)               --
    Embedded derivatives.............................................         66,079                 --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................         68,193               (757)               --
                                                                      --------------     --------------    --------------
       Total......................................................... $       68,248     $         (801)   $        1,584
                                                                      ==============     ==============    ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


                                                                               Year Ended December 31, 2015
                                                                      -----------------------------------------------

                                                                            Net
                                                                        Derivative          Net
                                                                           Gains        Derivatives      Amount of
                                                                         (Losses)      Gains (Losses)  Gains (Losses)
                                                                      Recognized for   Recognized for   deferred in
                                                                      Derivatives (1) Hedged Items (2)      AOCI
                                                                      --------------- ---------------- --------------
                                                                                      (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives.......................  $          --    $       (32)    $      2,760
                                                                       -------------    -----------     ------------
     Total cash flow hedges..........................................             --            (32)           2,760
                                                                       -------------    -----------     ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          1,557           (456)              --
    Embedded derivatives.............................................         63,716             --               --
                                                                       -------------    -----------     ------------
       Total non-qualifying hedges...................................         65,273           (456)              --
                                                                       -------------    -----------     ------------
       Total.........................................................  $      65,273    $      (488)    $      2,760
                                                                       =============    ===========     ============

  ------

  (1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

  (2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships.

  (3) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

    In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2017, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2016, $49 thousand was reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

    There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2017 and 2016.

    At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $471 thousand and $4.7 million, respectively.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                               December 31,
                                                                              -----------------------------------------------
                                                                                       2017                    2016
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets    Liabilities   Assets    Liabilities
----------------------------------------------------------------------------  ----------  ----------- ----------  -----------
                                                                                              (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral (1)......................................................... $    3,903  $    1,482  $    8,850   $     --
                                                                              ----------  ----------  ----------   --------
     Total gross estimated fair value of derivatives (1).....................      3,903       1,482       8,850         --
 Amounts offset on the balance sheets........................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Estimated fair value of derivatives presented on the balance sheets (1).....      3,903       1,482       8,850         --
 Gross amounts not offset on the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.............................................................     (1,482)     (1,482)         --         --
 Cash collateral: (3)
   OTC-bilateral.............................................................     (2,367)         --      (8,672)        --
 Securities collateral: (4)
   OTC-bilateral.............................................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Net amount after application of master netting agreements and collateral.... $       54  $       --  $      178   $     --
                                                                              ==========  ==========  ==========   ========

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $119 thousand and $194 thousand, respectively and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($129) thousand and $0, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $3.0 million and $270 thousand, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $707 thousand and $0, respectively, for its OTC-bilateral derivatives.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   At both December 31, 2017 and 2016, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                   December 31,
                                                                                        ----------------------------------
                                                           Balance Sheet Location             2017              2016
                                                       -------------------------------- ----------------  ----------------
                                                                                                  (In thousands)
Embedded derivatives within asset host contracts:
                                                       Premiums, reinsurance and other
Ceded guaranteed minimum benefits..................... receivables                      $        307,698  $        379,297
                                                                                        ================  ================

Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances    $        (51,130) $        (23,740)
Fixed annuities with equity indexed returns........... Policyholder account balances              11,195                --
                                                                                        ----------------  ----------------
Embedded derivatives within liability host contracts..                                  $        (39,935) $        (23,740)
                                                                                        ================  ================

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                        ------------------------------------------------
                                              2017            2016            2015
                                        ---------------- --------------- ---------------
                                                         (In thousands)
Net derivative gains (losses) (1), (2). $      (156,297) $        66,079 $        63,716

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $466 thousand, ($57) thousand and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($24.7) million, ($19.0) million and ($2.6) million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 5 for discussion of related party net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                              December 31, 2017
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      750,891 $     46,733  $      797,624
  U.S. government and agency.............................      420,084        126,979           --         547,063
  Foreign corporate......................................           --        259,897       49,217         309,114
  RMBS...................................................           --        207,338       14,442         221,780
  CMBS...................................................           --        195,306        5,115         200,421
  State and political subdivision........................           --         70,286           --          70,286
  ABS....................................................           --         58,872           --          58,872
  Foreign government.....................................           --         16,403           --          16,403
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      420,084      1,685,972      115,507       2,221,563
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          3,784           --           3,784
Embedded derivatives within asset host contracts (2).....           --             --      307,698         307,698
Separate account assets..................................           --      5,021,633           --       5,021,633
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    420,084 $    6,711,389 $    423,205  $    7,554,678
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $        1,611 $         --  $        1,611
Embedded derivatives within liability host contracts (2).           --             --      (39,935)        (39,935)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $        1,611 $    (39,935) $      (38,324)
                                                          ============ ============== ============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


                                                                              December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      681,406 $     40,405  $      721,811
  U.S. government and agency.............................      289,186        117,359           --         406,545
  Foreign corporate......................................           --        200,454       31,886         232,340
  RMBS...................................................           --        217,091       21,296         238,387
  CMBS...................................................           --        173,763        5,193         178,956
  State and political subdivision........................           --         56,320           --          56,320
  ABS....................................................           --         21,736        4,934          26,670
  Foreign government.....................................           --         17,485           --          17,485
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      289,186      1,485,614      103,714       1,878,514
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          8,656           --           8,656
Embedded derivatives within asset host contracts (2).....           --             --      379,297         379,297
Separate account assets..................................           --      4,758,449           --       4,758,449
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    289,186 $    6,252,719 $    483,011  $    7,024,916
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $           -- $         --  $           --
Embedded derivatives within liability host contracts (2).           --             --      (23,740)        (23,740)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $           -- $    (23,740) $      (23,740)
                                                          ============ ============== ============  ==============

--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

 Valuation Controls and Procedures

     The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

     The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

   represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

     MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

     The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

  Determination of Fair Value

   Fixed maturities

     The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

     U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

     U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

     Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

  Derivatives

    The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

    The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                    December 31, 2017            December 31, 2016
                                                --------------------------   --------------------------
                                                                                                              Impact of
                              Significant                                                                  Increase in Input
              Valuation       Unobservable                        Weighted                     Weighted      on Estimated
              Techniques         Inputs             Range        Average (1)     Range        Average (1)   Fair Value (2)
             ------------  ------------------   -------------    ----------- -------------    ----------- ------------------
Fixed maturity securities
 (3)
U.S.         . Matrix      . Offered quotes       98   -    142      108       94   -    136      107           Increase
 corporate     pricing       (4)
 and
 foreign
 corporate..
             . Market      . Quoted prices
               pricing       (4)                  87   -    109      99        75   -    110      97            Increase
             ---------------------------------------------------------------------------------------------------------------
 RMBS....... . Market      . Quoted prices
               pricing       (4)                  70   -    101      85        56   -    111      86          Increase (5)
             ---------------------------------------------------------------------------------------------------------------
 CMBS....... . Market      . Quoted prices
               pricing       (4)                                              104   -    104      104         Increase (5)
Embedded
 derivatives
Direct,      . Option      . Mortality
 assumed       pricing       rates:
 and ceded     techniques
 guaranteed
 minimum
 benefits...
                             Ages 0 - 40          0%   -   0.09%               0%   -   0.09%                 Decrease (6)
                             Ages 41 - 60       0.04%  -   0.65%             0.04%  -   0.65%                 Decrease (6)
                             Ages 61 - 115      0.26%  -   100%              0.26%  -   100%                  Decrease (6)
                           . Lapse rates:

                             Durations 1 - 10   0.25%  -   100%              0.25%  -   100%                  Decrease (7)
                             Durations 11 -
                             20                   2%   -   100%                2%   -   100%                  Decrease (7)
                             Durations 21 -
                             116                  2%   -   100%                2%   -   100%                  Decrease (7)
                           . Utilization
                             rates                0%   -    25%                0%   -    25%                  Increase (8)
                           . Withdrawal
                             rates              0.25%  -    10%              0.25%  -    10%                       (9)
                           . Long-term
                             equity
                              volatilities      17.40% -    25%              17.40% -    25%                  Increase (10)
                           . Nonperformance
                              risk spread       0.64%  -   1.43%             0.04%  -   0.57%                 Decrease (11)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(7) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(10)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                     ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                     ---------------------------------------------
                                                                                                             Net Embedded
                                                         Corporate (1)         Structured Securities        Derivatives (2)
                                                     --------------------      ---------------------     ---------------------
                                                                                 (In thousands)
Balance, January 1, 2016............................  $            55,189       $            13,862       $            360,381

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                  (64)                      249                     66,079
Total realized/unrealized gains (losses) included
 in AOCI............................................               (1,769)                      152                         --
Purchases (5).......................................               21,260                    23,916                         --
Sales (5)...........................................                 (462)                   (1,901)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    (23,423)
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (1,863)                   (4,855)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2016..........................               72,291                    31,423                    403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                    3                       415                   (156,297)
Total realized/unrealized gains (losses) included
 in AOCI............................................                5,969                     1,051                         --
Purchases (5).......................................               26,542                        --                         --
Sales (5)...........................................               (2,320)                   (8,398)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    100,893
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (6,535)                   (4,934)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2017..........................  $            95,950       $            19,557       $            347,633
                                                     ====================      =====================     =====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7)...........................  $                23       $                83       $             67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7)...........................  $               (64)      $               249       $             71,709
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017 (7)...........................  $                 1       $               441       $           (141,133)
Gains (Losses) Data for the year ended December 31,
 2015

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................  $                79       $                83       $             63,716
Total realized/unrealized gains (losses) included
 in AOCI............................................  $            (1,849)      $                55       $                 --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2017
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    394,863 $      -- $      -- $     395,894 $    395,894
Premiums, reinsurance and other receivables. $     20,489 $      -- $     900 $      19,728 $     20,628
Liabilities
Policyholder account balances............... $  1,154,733 $      -- $      -- $   1,140,886 $  1,140,886

                                                                  December 31, 2016
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    406,085 $      -- $      -- $     404,079 $    404,079
Premiums, reinsurance and other receivables. $     30,122 $      -- $   2,095 $      30,272 $     32,367
Liabilities
Policyholder account balances............... $  1,214,186 $      -- $      -- $   1,283,338 $  1,283,338

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


9. Equity

Capital Transactions

   In December 2017, the Company received a cash capital contribution of $75.0 million from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2017 and 2016 by an amount of $47.7 million and $53.0 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                     Years Ended December 31,
                                                            -------------------------------------------
                Company                   State of Domicile     2017           2016           2015
----------------------------------------- ----------------- ------------- --------------- -------------
                                                                          (In thousands)
Brighthouse Life Insurance Company of NY.     New York      $      22,166 $      (87,290) $      17,194

   Statutory capital and surplus was as follows at:

                                                      December 31,
                                              -----------------------------
                    Company                        2017           2016
    ----------------------------------------- -------------- --------------
                                                     (In thousands)
    Brighthouse Life Insurance Company of NY. $      294,298 $      195,824

Dividend Restrictions

   The Company is able to pay $21.0 million of dividends in 2018 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2017 or 2016 to its parent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to its parent. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains     Unrealized
                                                      (Losses), Net of   Gains (Losses)
                                                     Related Offsets (1) on Derivatives    Total
                                                     ------------------- -------------- -----------
                                                                     (In thousands)
Balance at December 31, 2014........................     $    39,312       $      279   $    39,591
OCI before reclassifications........................         (50,792)           2,760       (48,032)
Deferred income tax benefit (expense)...............          17,778             (966)       16,812
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..           6,298            2,073         8,371
Amounts reclassified from AOCI......................          (4,561)              --        (4,561)
Deferred income tax benefit (expense)...............           1,596               --         1,596
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.          (2,965)              --        (2,965)
                                                         -----------       ----------   -----------
Balance at December 31, 2015........................           3,333            2,073         5,406
OCI before reclassifications........................          (5,777)           1,584        (4,193)
Deferred income tax benefit (expense)...............           2,022             (554)        1,468
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..            (422)           3,103         2,681
Amounts reclassified from AOCI......................           2,711              (55)        2,656
Deferred income tax benefit (expense)...............            (949)              19          (930)
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           1,762              (36)        1,726
                                                         -----------       ----------   -----------
Balance at December 31, 2016........................           1,340            3,067         4,407
OCI before reclassifications........................          33,257           (4,257)       29,000
Deferred income tax benefit (expense)...............         (11,640)           1,490       (10,150)
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..          22,957              300        23,257
Amounts reclassified from AOCI......................           1,714                9         1,723
Deferred income tax benefit (expense) (2)...........           4,652               (4)        4,648
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           6,366                5         6,371
                                                         -----------       ----------   -----------
Balance at December 31, 2017........................     $    29,323       $      305   $    29,628
                                                         ===========       ==========   ===========

--------

(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2) Includes the $5.3 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                             Statement of
                                                                                                            Operations and
                                                                                                             Comprehensive
                                                                                                             Income (Loss)
AOCI Components                                                     Amounts Reclassified from AOCI             Location
--------------------------------------------------------------  -------------------------------------  -------------------------
                                                                       Years Ended December 31,
                                                                -------------------------------------
                                                                    2017         2016         2015
                                                                -----------  -----------  -----------
                                                                            (In thousands)
Net unrealized investment gains (losses):
                                                                                                       Net investment
 Net unrealized investment gains (losses)...................... $    (1,761) $    (2,745) $     4,550  gains (losses)
 Net unrealized investment gains (losses)......................          47           79          228  Net investment income
                                                                                                       Net derivative gains
 Net unrealized investment gains (losses)......................          --          (45)        (217) (losses)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), before income tax..      (1,714)      (2,711)       4,561
  Income tax (expense) benefit.................................      (4,652)         949       (1,596)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), net of income tax.. $    (6,366) $    (1,762) $     2,965
                                                                ===========  ===========  ===========
Unrealized gains (losses) on derivatives - cash flow hedges:
                                                                                                       Net derivative gains
 Foreign currency swaps........................................ $        (9) $        55  $        --  (losses)
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, before income tax........          (9)          55           --
  Income tax (expense) benefit.................................           4          (19)          --
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, net of income tax........ $        (5) $        36  $        --
                                                                ===========  ===========  ===========
Total reclassifications, net of income tax..................... $    (6,371) $    (1,726) $     2,965
                                                                ===========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ----------------------------------------
                                                              2017          2016          2015
                                                          ------------  ------------  ------------
                                                                       (In thousands)
Compensation............................................. $     13,508  $      8,535  $     13,421
Pension, postretirement and postemployment benefit costs.           --           796         1,334
Commissions..............................................       33,129        17,586        21,291
Volume-related costs.....................................        3,171         4,943         6,123
Related party expenses on ceded reinsurance..............        4,743        10,535        11,276
Capitalization of DAC....................................      (17,089)       (4,976)       (4,768)
Premium taxes, licenses and fees.........................        3,795         2,590         3,607
Professional services....................................        5,209         1,529           373
Rent and related expenses................................          481         1,096         1,065
Other....................................................       19,006        14,393        11,491
                                                          ------------  ------------  ------------
 Total other expenses.................................... $     65,953  $     57,027  $     65,213
                                                          ============  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


11. Income Tax

   The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                             (In thousands)
Current:
  Federal...................................... $     17,352  $     (57,108) $      1,148
  Foreign......................................           17             --            --
                                                ------------  -------------  ------------
   Subtotal....................................       17,369        (57,108)        1,148
                                                ------------  -------------  ------------
Deferred:
  Federal......................................     (118,094)        99,260           840
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                              (In thousands)
Tax provision at U.S. statutory rate........... $    (17,129) $      46,397  $      8,779
Tax effect of:
  Rate revaluation due to tax reform (1).......      (77,308)            --            --
  Dividend received deduction..................       (5,159)        (4,732)       (5,589)
  Prior year tax...............................         (493)         1,282          (624)
  Tax credits..................................         (636)          (797)         (580)
  Other, net...................................           --              2             2
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

--------

(1)For the year ended December 31, 2017, the Company recognized a $77.3 million benefit in net income from remeasurement of our net deferred tax liability in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interpret any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   --------------  --------------
                                                           (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................ $        3,463  $        4,491
  Net operating loss carryforwards................          3,661              --
  Other...........................................          2,973           2,206
                                                   --------------  --------------
    Total deferred income tax assets..............         10,097           6,697
                                                   --------------  --------------
Deferred income tax liabilities:
  Investments, including derivatives..............            958           1,102
  Policyholder liabilities and receivables........         94,717         210,814
  Intangibles.....................................          1,384           1,850
  Net unrealized investment gains.................          7,875           2,373
  DAC.............................................         17,661          10,397
                                                   --------------  --------------
    Total deferred income tax liabilities.........        122,595         226,536
                                                   --------------  --------------
     Net deferred income tax asset (liability).... $     (112,498) $     (219,839)
                                                   ==============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   At December 31, 2017, the Company had net operating loss carryforwards of approximately $17.4 million and the Company had recorded a related deferred tax asset of $3.7 million which expires in years 2033-2037.

   Tax credit carryforwards of $3.5 million at December 31, 2017 have an indefinite expiration date.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                   2017          2016         2015
                                                                               ------------  ------------  ----------
                                                                                           (In thousands)
Balance at January 1,......................................................... $      1,204  $        983  $      983
Additions for tax positions of prior years....................................           49           300          --
Reductions for tax positions of prior years...................................          (62)          (23)         --
Additions for tax positions of current year...................................          169           300          --
Reductions for tax positions of current year..................................         (318)           --          --
Settlements with tax authorities..............................................          (66)         (356)         --
                                                                               ------------  ------------  ----------
Balance at December 31,....................................................... $        976  $      1,204  $      983
                                                                               ============  ============  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        976  $      1,130  $      909
                                                                               ============  ============  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The Dividend Received Deduction ("DRD") reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the DRD amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $5.6 million, $3.9 million and $5.6 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $400 thousand related to a true-up of the 2016 tax return. The 2016 and 2015 benefit included a benefit of $900 thousand and $600 thousand related to a true-up of the 2015 and 2014 tax returns, respectively.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company of NY will be included in a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company of NY under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a separate return basis with benefits for losses.

   Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance company subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


  Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $55.6 million to Brighthouse Life Insurance Company of NY under the Tax Separation Agreement. At December 31, 2017, a $958 thousand receivable related to this agreement is included in other assets.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, or annuities. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters or other products.

   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc. and its subsidiaries and affiliates under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees (continued)

  member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                         ---------------------
                                                                            2017       2016
                                                                         ---------- ----------
                                                                            (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments. $      300 $      300
  Premium tax offsets currently available for paid assessments..........         51      1,829
                                                                         ---------- ----------
    Total............................................................... $      351 $    2,129
                                                                         ========== ==========
Other Liabilities:
  Insolvency assessments................................................ $      400 $      400
                                                                         ========== ==========

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $355 thousand and $42 thousand at December 31, 2017 and 2016, respectively.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $11.6 million at December 31, 2017. The Company did not have commitments to lend funds under private corporate bond investments at December 31, 2016.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                Years Ended December 31,
                          -----------------------------------
                              2017        2016        2015
                                     (In thousands)
                 Income.. $  (303,626) $   50,358  $   16,759
                 Expense. $   (66,252) $  (76,613) $  (44,358)

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                        December 31,
                                -----------------------------
                                     2017           2016
                                -------------- --------------
                                       (In thousands)
                   Assets...... $      536,843 $      322,394
                   Liabilities. $      448,237 $       99,641

   The material arrangements between the Company and its related parties are as follows:

  Reinsurance Agreements

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain of MetLife, Inc.'s subsidiaries. See Note 5 for further discussion of the related party reinsurance agreements.

  Capital Support Arrangement

   MetLife previously had a net worth maintenance agreement with the Company, pursuant to which MetLife agreed to cause the Company to meet specified capital and surplus levels and had guaranteed liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this net worth maintenance agreement was terminated on August 4, 2017.

  Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 6 for further discussion of the related party investment transactions.

  Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $38.0 million, $19.9 million and $30.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)

for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                     Years Ended December 31,
                                -----------------------------------
                                   2017        2016        2015
                                ----------- ----------- -----------
                                          (In thousands)
            Fee income......... $    12,393 $     9,968 $    10,515
            Commission expense. $    39,306 $    32,191 $    30,672

   The following table summarizes assets and liabilities from transactions with related party broker-dealers as follow at:

                                             December 31,
                                           -----------------
                                             2017     2016
                                           --------- -------
                                            (In thousands)
                   Fee income receivables. $   1,090 $   934
                   Secured demand notes... $      -- $    --

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                (In thousands)

                                                                                          Amount at
                                                                       Estimated Fair   Which Shown on
                                                   Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               ------------------ ---------------- ----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........  $        535,757  $        547,063 $        547,063
    Public utilities..............................            53,821            56,323           56,323
    State and political subdivision securities....            64,056            70,286           70,286
    Foreign government securities.................            15,833            16,403           16,403
    All other corporate bonds.....................         1,021,214         1,050,415        1,050,415
                                                    ----------------  ---------------- ----------------
     Total bonds..................................         1,690,681         1,740,490        1,740,490
    Mortgage-backed and asset-backed securities...           474,453           481,073          481,073
                                                    ----------------  ---------------- ----------------
       Total fixed maturity securities............         2,165,134         2,221,563        2,221,563
                                                    ----------------  ---------------- ----------------
Mortgage loans....................................           394,863                            394,863
Other invested assets.............................             3,784                              3,784
                                                    ----------------                   ----------------
        Total investments.........................  $      2,563,781                   $      2,620,210
                                                    ================                   ================

--------
(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2017 and 2016

                                (In thousands)

                                  Future Policy
                       DAC      Benefits and Other Policyholder
                       and        Policy-Related     Account         Unearned       Unearned
Segment                VOBA          Balances        Balances    Premiums (1), (2) Revenue (1)
------------------ ------------ ------------------ ------------- ----------------- -----------
2017
Annuities......... $    107,760   $      350,512   $   1,324,527   $         --    $    2,347
Life..............       23,101          327,281          18,803          1,033            --
Corporate & Other.          198            8,986              --             17            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $    131,059   $      686,779   $   1,343,330   $      1,050    $    2,347
                   ============   ==============   =============   ============    ==========
2016
Annuities......... $     60,689   $      325,468   $   1,179,305   $         --    $    2,164
Life..............       24,265          299,274          23,045          1,064            --
Corporate & Other.          219            9,550              --             22            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $     85,173   $      634,292   $   1,202,350   $      1,086    $    2,164
                   ============   ==============   =============   ============    ==========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                (In thousands)

                                                   Policyholder Benefits
                      Premiums and                    and Claims and
                     Universal Life       Net        Interest Credited
                   and Investment-Type Investment     to Policyholder    Amortization of   Other
Segment            Product Policy Fees Income (1)    Account Balances     DAC and VOBA    Expenses
------------------ ------------------- ----------- --------------------- --------------- -----------
2017
Annuities.........   $      113,225    $    56,936     $      15,118      $     (42,603) $    48,171
Life..............           14,425         19,018            18,501              2,585       12,868
Corporate & Other.            2,354         10,373             1,030                 21        4,914
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      130,004    $    86,327     $      34,649      $     (39,997) $    65,953
                     ==============    ===========     =============      =============  ===========
2016
Annuities.........   $      122,830    $    27,632     $      62,676      $      20,927  $    37,537
Life..............           28,978         17,033            27,122              2,272       16,134
Corporate & Other.            1,931         13,115             2,096                 18        3,356
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      153,739    $    57,780     $      91,894      $      23,217  $    57,027
                     ==============    ===========     =============      =============  ===========
2015
Annuities.........   $      139,905    $    23,127     $      65,764      $      36,788  $    45,835
Life..............           40,617         15,379            34,118             66,568       16,570
Corporate & Other.            2,255         14,438             1,651                470        2,808
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      182,777    $    52,944     $     101,533      $     103,826  $    65,213
                     ==============    ===========     =============      =============  ===========

--------
(1) See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2017, 2016 and 2015

                            (Dollars in thousands)

                                                                                   % Amount
                             Gross Amount      Ceded      Assumed   Net Amount  Assumed to Net
                             ------------- ------------- --------- ------------ --------------
2017
Life insurance in-force..... $  48,509,917 $  41,167,006 $      -- $  7,342,911            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $      93,196 $      66,928 $      -- $     26,268            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $      93,196 $      66,928 $      -- $     26,268            --%
                             ============= ============= ========= ============
2016
Life insurance in-force..... $  50,748,993 $  43,894,276 $      -- $  6,854,717            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     109,733 $      58,994 $      -- $     50,739            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     109,733 $      58,994 $      -- $     50,739            --%
                             ============= ============= ========= ============
2015
Life insurance in-force..... $  53,017,387 $  48,212,042 $      -- $  4,805,345            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     122,110 $      50,238 $      -- $     71,872            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     122,110 $      50,238 $      -- $     71,872            --%
                             ============= ============= ========= ============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $51.9 million. For the year ended December 31, 2016, reinsurance ceded included related party transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included related party transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:


     1. Report of Independent Registered Public Accounting Firm.



     2. Statements of Assets and Liabilities as of December 31, 2017.


     3. Statements of Operations for the year ended December 31, 2017.


     4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     5. Notes to the Financial Statements.


The following financial statements and financial statement schedules of the Company are included in Part B hereof:


     1. Report of Independent Registered Public Accounting Firm.



     2. Balance Sheets as of December 31, 2017 and 2016.


     3. Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


     7. Notes to the Financial Statements.


     8. Financial Statement Schedules.



b. Exhibits


1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)


2.             Not Applicable.


3. (i) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (24)


   (ii)        Form of Brighthouse Securities, LLC Sales Agreement (26)


4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (3/07) and base 6010 (3/07)]. (23)


   (ii)        Death Benefit Rider - (Principal Protection) 6015 (02/02). (23)


   (iii)       Death Benefit Rider - (Annual Step-Up). 6017 (02/02) (23)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider 6021 (02/02) (23)


   (v)         Waiver of Withdrawal Charge for Terminal Illness Rider 6022
               (02/02) (23)


   (vi)        Unisex Annuity Rates Rider. (2)


   (vii)       Individual Retirement Annuity Qualified Endorsement 7-E-14
               (11/15) (23)


   (viii)      Roth Individual Retirement Annuity Endorsement 7-E-15 (11/15)
               (23)


   (ix)        Form of Contract Schedule 7-4-CGLWB-1 (02/15) (23)


   (x) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (23)


   (xi) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15) (23)

   (xii)       Non-Qualified Annuity Endorsement 7-E-16 (11/15) (23)


   (xiii)      Form of Contract Schedule 7-C2PO (8/16) (23)


   (xiv) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-GLWB-1 (06/17) (26)


   (xv) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule (FlexChoice Access Level) 7-CGLWB-1 (06/17) (26)


   (xvi) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite) 7-CGLWB-1 (06/17) (26)


5. (i)         Form of Variable Annuity Application PO-APP-NY (10/16) (23)



   (ii)        Form of Variable Annuity Application VA-APP-NY (11/17) PO-NY-B
               Fs (28)



6. (i)         Copy of Articles of Incorporation of the Company (25)


   (ii)        Copy of Amended and Restated Bylaws of the Company (25)



7. (i) [ctage:indent2]Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) (22)


   (ii) Assignment and Novation Agreement for Reinsurance Agreement between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Treaty ID Number NYC1003153.T01.27259) (27)



8. (i) (a)     Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12,
               2001). (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (17)


   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (effective July 1,
               2004). (5)


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)


   (c) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007)
               (9)


   (iii) Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. (effective 12-01-05) (6)


   (iv) (a) Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds Insurance Series and Capital Research and Management Company (effective 04-29-03)(7)


   (b) First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 1, 2005 (effective 01-01-2007) (10)


   (c) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and First MetLife Investors Insurance Company (15)



   (d) Third Amendment to Participation Agreement among Brighthouse Life Insurance Company of NY, American Funds Insurance Series and Capital Research and Management Company (03-06-17) (Filed herewith.)



   (v) (a) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04; Amendment dated 11-01-05.
               (6)

   (b) Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective 04-30-07)
               (11)


   (c) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Distribution Company (15)


   (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Distribution Company (21)



   (e) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Filed herewith.)



   (vi) (a) Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-2005) (6)


   (b) Amendment to the Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 4-28-2011) (20)


   (c) Amendment No. 2 to the Participation Agreement between First MetLife Investors Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (23)



   (vii) (a)   Participation Agreement Among Fidelity Variable Insurance
               Products Funds, Fidelity Distribution Corporation and First
               MetLife Investors Insurance Company (effective 11-01-2005) (6)




   (b) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company of NY (effective 03-6-17). (Filed herewith.)



   (viii) (a)  Participation Agreement Among Oppenheimer Variable Account
               Funds, Oppenheimer Funds, Inc. and First MetLife Investors Insurance Company (effective 02-23-06) (12)


   (b) Amendment to the Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and First MetLife Investors Insurance Company (effective 11-1-11) (20)



   (c) Second Amendment to Participation Agreement Among Brighthouse Life Insurance Company of NY, Oppenheimer Variable Accounts Funds and OppenheimerFunds, Inc. (03-06-17). (Filed herewith.)



   (ix) (a) Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and First MetLife Investors Insurance Company (13)


   (b) Amendment to the Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and First MetLife Investors Insurance Company (18)


   (x) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (24)


   (xi) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (24)



   (xvi) Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-17); Amendment Nos. 1 through 4 to the Participation Agreement and Amendment to Participation Agreement. (Filed herewith.)



9.             Opinion and Consent of Counsel (23)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)

11.            Not Applicable.


12.            Not Applicable.


13. Powers of Attorney for Peter M. Carlson, Kimberly A. Berwanger, Norse N. Blazzard, David W. Chamberlin, Richard A. Hemmings, Richard C. Pearson, Conor E. Murphy, Mayer Naiman and Lynn A. Dumais (Filed herewith.)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.


(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.


(3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

(5) incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

(7)   incorporated herein by reference to MetLife Investors USA Separate
      Account A's Post-Effective Amendment No.10 to Form N-4(File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (Files Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4(File Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4(File Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4(File Nos. 333-137969 and 811-08306) filed electronically on April 16, 2009.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4(File Nos. 333-156646 and 811-08306) filed electronically on March 22, 2010.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4(File Nos. 333-96773 and 811-08306) filed electronically on April 14, 2011.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(17) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 15, 2011.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 17, 2013.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 19, 2012.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 18, 2013.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 22, 2015.

(23) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-216454 and 811-08306) filed electronically on March 6, 2017.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.

(25) incorporated by reference to the Company's Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.

(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (Files Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.

(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-216454 and 811-08306) as electronically filed on December 14, 2017.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------





Peter M. Carlson                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277




Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277



Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017



David W. Chamberlin        Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647



Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017



Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017



Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017



Conor E. Murphy                     Director, Vice President and Head of Client Solutions and Strategy
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277

Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President-Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Lynn Dumais                         Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277

Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)


Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 20,992 owners of qualified contracts and 12,085 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$39,562,157        $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, Suite 1400, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111

ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 18th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE
   COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 18, 2018.


/s/ Peter M. Carlson*                Chairman of the Board, President, Chief Executive Officer
-------------------------------      and a Director
Peter M. Carlson

/s/ Kimberly A. Berwanger*           Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*               Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*             Director, Vice President and Controller (principal
-------------------------------      accounting officer)
David W. Chamberlin

/s/ Lynn A. Dumais*                  Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*             Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*              Director
-------------------------------
Richard C. Pearson

/s/ Conor E. Murphy*                 Director, Vice President and Head of Client Solutions and
-------------------------------      Strategy
Connor E. Murphy

/s/ Mayer Naiman*                    Director
-------------------------------
Mayer Naiman

By: /s/ Michele H. Abate
------------------------------------

Michele H. Abate, Attorney-In-Fact
April 18, 2018

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

8(iv)(d)    Third Amendment to American Funds Participation Agreement

8(v)(e)     Franklin/Templeton Participation Agreement

8(vii)(b)   Amended and Restated Fidelity Participation Agreement

8(viii)(c)  Second Amendment to OppenheimerFunds Participation Agreement

8(xvi) AIM Participation Agreement and Amendment Nos. 1 through 4 and Amendment to Participation Agreement

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13          Powers of Attorney